                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2010
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2010

SUNAMERICA
Income Funds

[LOGO]

        SEPTEMBER 30, 2010                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)

SUNAMERICA TAX EXEMPT INSURED FUND (STEAX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 16
        NOTES TO FINANCIAL STATEMENTS............................... 62
        APPROVAL OF ADVISORY AGREEMENTS............................. 77

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to bring you the semi-annual report for the period ended September 30, 2010. Since our last report, events both here and abroad had a profound impact on the fixed income market.

Overseas, a sovereign debt crisis in Greece unleashed renewed scrutiny of the budget situations of Spain, Portugal, Italy and Ireland. Moreover, the situation in Greece has highlighted the unsustainable budget paths of leading industrial nations such as the United States (U.S.), United Kingdom and Japan.

Domestically, a decline in home sales following the expiration of the homebuyer tax credit in March illustrated that the housing market has not fully stabilized and continues to rely on government support. Declining consumer confidence and anemic employment trends also reignited fears that the domestic economy might be headed for a double-dip and forced the Federal Reserve to maintain an accommodative monetary stance throughout the recent six-month period.

As the semi-annual period drew to a close, there was growing consensus that the U.S. economy was not heading toward another recession. The Federal Reserve also communicated that it would initiate a second round of quantitative easing if need be. However, with the political climate change in Washington, the subject of deficit reduction has returned to the forefront. U.S. central bankers face the question of whether domestic economic growth is sustainable as federal and state governments embark on policies which focus on spending reduction and increased taxes. Overseas, concerns about the dollar weakness and trade tensions with China have reignited global currency volatility.

To provide a clearer understanding of the overall fixed income market environment during the semi-annual period, we've included the returns of some general fixed income market indices. In the last six months, the Barclays Capital U.S. Government Index* gained 17.72%. U.S. Treasuries rose over the six-month period--the yield on the 10-year Treasury declined over 140 basis points from a high of 3.99% in April to 2.51% at the semi-annual period's end and the Citigroup 10-Year Treasury Benchmark* retuned 13.22%. High yield securities, as represented by the Citigroup High Yield Market Index,* were essentially flat in the second quarter of 2010, returning 0.08%, but finished the six-month period gaining 6.42%. Both the Barclays Capital U.S. Aggregate Bond Index* and Citigroup Mortgage GNMA Index* delivered solid returns of 6.05% and 4.44%, respectively, for the same period.

As always, we recommend that you consult your financial adviser to make sure that your portfolio is appropriate given your risk tolerance, time horizon and financial objectives. Thank you for your investment in the SunAmerica Income Funds. We continue to work diligently to preserve or grow your capital consistent with each Fund's individual objectives. We also encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

Michael Cheah              Robert Vanden Assem        Geoffrey Cornell           Christopher Jones
Andrew Doulos              Rajeev Mittal              Peter Stevenson            Anthony King

--------
Past performance is no guarantee of future results.
* The BARCLAYS CAPITAL U.S. GOVERNMENT INDEX is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The CITIGROUP 10-YEAR TREASURY BENCHMARK is an unmanaged index composed of ten-year Treasury bonds and notes. The CITIGROUP HIGH YIELD MARKET INDEX is a broad-based, unmanaged index of high-yield securities. The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The CITIGROUP MORTGAGE GNMA INDEX is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
   (GNMA). Indices are not managed and an investor cannot invest directly into an index.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2010 and held until September 30, 2010.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2010" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE      EXPENSE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS       RATIO
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED         AS OF
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30,
FUND                            2010           2010          2010*         2010           2010          2010*         2010*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,059.38       $ 5.11       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,055.91       $ 8.45       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $1,055.96       $ 8.45       $1,000.00     $1,016.85       $ 8.29         1.64%
GNMA
  Class A#.................   $1,000.00     $1,044.68       $ 5.07       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,041.22       $ 8.39       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $1,041.16       $ 8.39       $1,000.00     $1,016.85       $ 8.29         1.64%
STRATEGIC BOND
  Class A..................   $1,000.00     $1,069.01       $ 6.79       $1,000.00     $1,018.50       $ 6.63         1.31%
  Class B..................   $1,000.00     $1,068.57       $10.37       $1,000.00     $1,015.04       $10.10         2.00%
  Class C..................   $1,000.00     $1,068.47       $10.22       $1,000.00     $1,015.19       $ 9.95         1.97%
HIGH YIELD BOND
  Class A#.................   $1,000.00     $1,056.78       $ 7.01       $1,000.00     $1,018.25       $ 6.88         1.36%
  Class B#.................   $1,000.00     $1,053.34       $10.35       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00     $1,053.28       $10.35       $1,000.00     $1,014.99       $10.15         2.01%
TAX EXEMPT INSURED
  Class A#.................   $1,000.00     $1,047.03       $ 4.62       $1,000.00     $1,020.56       $ 4.56         0.90%
  Class B#.................   $1,000.00     $1,041.50       $10.29       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00     $1,043.86       $ 8.51       $1,000.00     $1,016.75       $ 8.39         1.66%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2010" and the "Expenses Ratios" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2010 --
        (UNAUDITED)

                                                                                                            STRATEGIC
                                                                            U.S. GOVERNMENT     GNMA          BOND
                                                                            SECURITIES FUND     FUND          FUND
                                                                            --------------- ------------  ------------
ASSETS:
Investments at value (unaffiliated)*.......................................  $178,269,135   $357,201,786  $581,856,405
Repurchase agreements (cost approximates value)............................    35,984,000     37,973,000     4,259,000
                                                                             ------------   ------------  ------------
  Total investments........................................................   214,253,135    395,174,786   586,115,405
                                                                             ------------   ------------  ------------
Cash.......................................................................           504            328        23,335
Foreign cash*..............................................................            --             --       101,681
Receivable for:
  Shares of beneficial interest sold.......................................        74,294      1,848,976     2,598,450
  Dividends and interest...................................................       554,590      1,416,666     8,493,543
  Investments sold.........................................................     7,982,775      7,982,775     8,545,777
Prepaid expenses and other assets..........................................         2,496          2,496         2,838
Due from investment adviser for expense reimbursements/fee waivers.........        58,296         50,327            --
                                                                             ------------   ------------  ------------
Total assets...............................................................   222,926,090    406,476,354   605,881,029
                                                                             ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................................       103,478        753,671     1,740,626
  Investments purchased....................................................    32,244,275     23,753,400    17,793,093
  Investment advisory and management fees..................................       102,097        144,565       299,366
  Distribution and service maintenance fees................................        67,703        165,025       334,305
  Transfer agent fees and expenses.........................................        46,507         91,008       120,706
  Trustees' fees and expenses..............................................        15,167          8,462         9,819
  Other accrued expenses...................................................        98,065        143,518       220,526
  Dividends payable........................................................        23,937        163,102       996,172
                                                                             ------------   ------------  ------------
Total liabilities..........................................................    32,701,229     25,222,751    21,514,613
                                                                             ------------   ------------  ------------
Net Assets.................................................................  $190,224,861   $381,253,603  $584,366,416
                                                                             ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.............................  $    189,406   $    314,707  $  1,683,569
Paid-in capital............................................................   178,608,008    354,459,892   646,431,644
                                                                             ------------   ------------  ------------
                                                                              178,797,414    354,774,599   648,115,213
Accumulated undistributed net investment income (loss).....................       635,916        (99,584)     (465,500)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short, and foreign exchange transactions.......     2,627,267      9,686,533   (84,244,387)
Unrealized appreciation (depreciation) on investments......................     8,164,264     16,892,055    20,936,762
Unrealized appreciation (depreciation) on foreign exchange transactions....            --             --        24,328
                                                                             ------------   ------------  ------------
NET ASSETS.................................................................  $190,224,861   $381,253,603  $584,366,416
                                                                             ============   ============  ============
*Cost
  Investments (unaffiliated)...............................................  $170,104,871   $340,309,731  $560,919,643
                                                                             ============   ============  ============
  Foreign cash.............................................................  $         --   $         --  $     95,084
                                                                             ============   ============  ============

                                                                              HIGH YIELD   TAX EXEMPT
                                                                                 BOND       INSURED
                                                                                 FUND         FUND
                                                                            -------------  -----------
ASSETS:
Investments at value (unaffiliated)*....................................... $ 134,224,607  $75,893,434
Repurchase agreements (cost approximates value)............................     5,130,000           --
                                                                            -------------  -----------
  Total investments........................................................   139,354,607   75,893,434
                                                                            -------------  -----------
Cash.......................................................................        84,969            5
Foreign cash*..............................................................            --           --
Receivable for:
  Shares of beneficial interest sold.......................................       637,515       70,127
  Dividends and interest...................................................     2,868,905      897,859
  Investments sold.........................................................       384,967           --
Prepaid expenses and other assets..........................................         2,496        2,496
Due from investment adviser for expense reimbursements/fee waivers.........        29,876       21,778
                                                                            -------------  -----------
Total assets...............................................................   143,363,335   76,885,699
                                                                            -------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................................       361,182      182,431
  Investments purchased....................................................     2,608,506           --
  Investment advisory and management fees..................................        83,573       31,112
  Distribution and service maintenance fees................................        70,292       32,552
  Transfer agent fees and expenses.........................................        36,988       17,110
  Trustees' fees and expenses..............................................         6,748        4,254
  Other accrued expenses...................................................       176,911       62,229
  Dividends payable........................................................       337,220       76,669
                                                                            -------------  -----------
Total liabilities..........................................................     3,681,420      406,357
                                                                            -------------  -----------
Net Assets................................................................. $ 139,681,915  $76,479,342
                                                                            =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................. $     408,872  $    58,759
Paid-in capital............................................................   250,249,313   70,598,669
                                                                            -------------  -----------
                                                                              250,658,185   70,657,428
Accumulated undistributed net investment income (loss).....................      (707,674)     129,950
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short, and foreign exchange transactions.......  (106,382,729)     177,672
Unrealized appreciation (depreciation) on investments......................    (3,885,867)   5,514,292
Unrealized appreciation (depreciation) on foreign exchange transactions....            --           --
                                                                            -------------  -----------
NET ASSETS................................................................. $ 139,681,915  $76,479,342
                                                                            =============  ===========
*Cost
  Investments (unaffiliated)............................................... $ 138,110,474  $70,379,142
                                                                            =============  ===========
  Foreign cash............................................................. $          --  $        --
                                                                            =============  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                                                                                   STRATEGIC
                                                                                     U.S. GOVERNMENT     GNMA        BOND
                                                                                     SECURITIES FUND     FUND        FUND
                                                                                     --------------- ------------ ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $166,397,824   $279,985,293 $266,281,239
Shares of beneficial interest issued and outstanding................................    16,567,467     23,132,664   76,854,553
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge).............................................................  $      10.04   $      12.10 $       3.46
Maximum sales charge (4.75% of offering price)......................................          0.50           0.60         0.17
                                                                                      ------------   ------------ ------------
Maximum offering price to public....................................................  $      10.54   $      12.70 $       3.63
                                                                                      ============   ============ ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $  8,057,205   $ 26,632,049 $ 53,054,176
Shares of beneficial interest issued and outstanding................................       801,901      2,194,870   15,315,473
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $      10.05   $      12.13 $       3.46
                                                                                      ============   ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $ 15,769,832   $ 74,636,261 $265,031,001
Shares of beneficial interest issued and outstanding................................     1,571,244      6,143,128   76,186,845
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $      10.04   $      12.15 $       3.48
                                                                                      ============   ============ ============

                                                                                     HIGH YIELD  TAX EXEMPT
                                                                                        BOND      INSURED
                                                                                        FUND        FUND
                                                                                     ----------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $80,547,706 $56,315,718
Shares of beneficial interest issued and outstanding................................  23,624,751   4,328,152
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................. $      3.41 $     13.01
Maximum sales charge (4.75% of offering price)......................................        0.17        0.65
                                                                                     ----------- -----------
Maximum offering price to public.................................................... $      3.58 $     13.66
                                                                                     =========== ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $17,665,716 $ 2,052,919
Shares of beneficial interest issued and outstanding................................   5,171,897     157,507
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      3.42 $     13.03
                                                                                     =========== ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $41,468,493 $18,110,705
Shares of beneficial interest issued and outstanding................................  12,090,594   1,390,265
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      3.43 $     13.03
                                                                                     =========== ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2010 -- (UNAUDITED)

                                                                                      U.S. GOVERNMENT               STRATEGIC
                                                                                        SECURITIES        GNMA        BOND
                                                                                           FUND           FUND        FUND
                                                                                      --------------- -----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)...........................................................   $        --   $        --  $   128,499
  Interest (unaffiliated)............................................................     2,455,801     6,392,474   19,792,848
                                                                                        -----------   -----------  -----------
   Total investment income*..........................................................     2,455,801     6,392,474   19,921,347
                                                                                        -----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees............................................       624,689       875,125    1,801,852
  Distribution and service maintenance fees:
   Class A...........................................................................       295,403       486,405      462,045
   Class B...........................................................................        41,689       148,848      256,054
   Class C...........................................................................        75,362       364,366    1,280,672
  Transfer agent fees and expenses:
   Class A...........................................................................       196,355       318,606      301,316
   Class B...........................................................................        10,760        36,847       59,632
   Class C...........................................................................        18,491        83,883      288,317
  Registration fees:
   Class A...........................................................................        19,303        13,780       14,223
   Class B...........................................................................         7,778        11,376       11,446
   Class C...........................................................................         9,187        17,086       26,142
  Custodian and accounting fees......................................................        38,865        75,086      105,712
  Reports to shareholders............................................................         9,500        30,496       73,347
  Audit and tax fees.................................................................        14,769        15,438       13,587
  Legal fees.........................................................................         4,653         6,334       10,962
  Trustees' fees and expenses........................................................        12,131        24,379       39,231
  Interest expense...................................................................            --            --        1,021
  Other expenses.....................................................................        10,451        15,651       20,492
                                                                                        -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    and custody credits..............................................................     1,389,386     2,523,706    4,766,051
   Net (fees waived and expenses reimbursed)/recouped by investment advisor
    (Note 3).........................................................................      (361,851)     (306,202)          --
   Custody credits earned on cash balances...........................................            (4)           (2)        (490)
                                                                                        -----------   -----------  -----------
   Net expenses......................................................................     1,027,531     2,217,502    4,765,561
                                                                                        -----------   -----------  -----------
Net investment income (loss).........................................................     1,428,270     4,174,972   15,155,786
                                                                                        -----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...............................     2,645,688     6,879,310   10,296,659
Net realized foreign exchange gain (loss) on other assets and liabilities............            --            --    1,960,047
                                                                                        -----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies.......................     2,645,688     6,879,310   12,256,706
                                                                                        -----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).......     6,935,226     5,037,560   11,224,972
Change in unrealized foreign exchange gain (loss) on other assets and liabilities....            --            --       32,023
                                                                                        -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.....................     6,935,226     5,037,560   11,256,995
                                                                                        -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies........     9,580,914    11,916,870   23,513,701
                                                                                        -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................   $11,009,184   $16,091,842  $38,669,487
                                                                                        ===========   ===========  ===========
*Net of foreign withholding taxes on interest and dividends of.......................   $        --   $        --  $     7,071
                                                                                        ===========   ===========  ===========

                                                                                      HIGH YIELD  TAX EXEMPT
                                                                                         BOND      INSURED
                                                                                         FUND        FUND
                                                                                      ----------  ----------
INVESTMENT INCOME:
  Dividends (unaffiliated)........................................................... $   11,320  $       --
  Interest (unaffiliated)............................................................  6,411,021   1,647,817
                                                                                      ----------  ----------
   Total investment income*..........................................................  6,422,341   1,647,817
                                                                                      ----------  ----------
EXPENSES:
  Investment advisory and management fees............................................    507,345     184,289
  Distribution and service maintenance fees:
   Class A...........................................................................    133,924      95,030
   Class B...........................................................................     87,977      11,174
   Class C...........................................................................    205,842      85,890
  Transfer agent fees and expenses:
   Class A...........................................................................     91,461      62,624
   Class B...........................................................................     20,656       3,211
   Class C...........................................................................     48,391      19,650
  Registration fees:
   Class A...........................................................................     20,657       9,459
   Class B...........................................................................     10,168       4,922
   Class C...........................................................................     10,201      12,612
  Custodian and accounting fees......................................................     30,242      14,780
  Reports to shareholders............................................................     29,512       2,022
  Audit and tax fees.................................................................     15,445      14,754
  Legal fees.........................................................................      1,344       4,503
  Trustees' fees and expenses........................................................      8,879       4,571
  Interest expense...................................................................        824          22
  Other expenses.....................................................................      9,008       7,704
                                                                                      ----------  ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    and custody credits..............................................................  1,231,876     537,217
   Net (fees waived and expenses reimbursed)/recouped by investment advisor
    (Note 3).........................................................................   (120,885)   (129,003)
   Custody credits earned on cash balances...........................................        (27)         (3)
                                                                                      ----------  ----------
   Net expenses......................................................................  1,110,964     408,211
                                                                                      ----------  ----------
Net investment income (loss).........................................................  5,311,377   1,239,606
                                                                                      ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...............................   (460,025)    (10,724)
Net realized foreign exchange gain (loss) on other assets and liabilities............         --          --
                                                                                      ----------  ----------
Net realized gain (loss) on investments and foreign currencies.......................   (460,025)    (10,724)
                                                                                      ----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).......  2,024,743   2,104,838
Change in unrealized foreign exchange gain (loss) on other assets and liabilities....         --          --
                                                                                      ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies.....................  2,024,743   2,104,838
                                                                                      ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies........  1,564,718   2,094,114
                                                                                      ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................... $6,876,095  $3,333,720
                                                                                      ==========  ==========
*Net of foreign withholding taxes on interest and dividends of....................... $       --  $       --
                                                                                      ==========  ==========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            U.S. GOVERNMENT SECURITIES FUND
                                                                                          --------------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED        FOR THE YEAR
                                                                                          SEPTEMBER 30,       ENDED
                                                                                              2010          MARCH 31,
                                                                                           (UNAUDITED)         2010
                                                                                          -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  1,428,270     $  3,919,646
  Net realized gain (loss) on investments and foreign currencies.........................    2,645,688        6,326,315
  Net unrealized gain (loss) on investments and foreign currencies.......................    6,935,226      (13,121,119)
                                                                                          ------------      ------------
Net increase (decrease) in net assets resulting from operations..........................   11,009,184       (2,875,158)
                                                                                          ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (1,296,980)      (3,397,795)
  Net investment income (Class B)........................................................      (37,023)        (171,728)
  Net investment income (Class C)........................................................      (66,676)        (265,263)
  Net realized gain on securities (Class A)..............................................           --       (3,256,689)
  Net realized gain on securities (Class B)..............................................           --         (185,175)
  Net realized gain on securities (Class C)..............................................           --         (329,316)
                                                                                          ------------      ------------
Total distributions to shareholders......................................................   (1,400,679)      (7,605,966)
                                                                                          ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (1,883,149)     (21,878,250)
                                                                                          ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................    7,725,356      (32,359,374)

NET ASSETS:
Beginning of period......................................................................  182,499,505      214,858,879
                                                                                          ------------      ------------
End of period+........................................................................... $190,224,861     $182,499,505
                                                                                          ============      ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    635,916     $    608,325
                                                                                          ============      ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)


                                                                                                   GNMA FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2010       MARCH 31,
                                                                                           (UNAUDITED)      2010
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  4,174,972  $  9,218,055
  Net realized gain (loss) on investments and foreign currencies.........................    6,879,310     8,750,524
  Net unrealized gain (loss) on investments and foreign currencies.......................    5,037,560    (3,494,156)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   16,091,842    14,474,423
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (3,284,223)   (7,858,163)
  Net investment income (Class B)........................................................     (255,604)     (669,608)
  Net investment income (Class C)........................................................     (623,907)   (1,390,868)
  Net realized gain on securities (Class A)..............................................           --    (4,876,043)
  Net realized gain on securities (Class B)..............................................           --      (541,803)
  Net realized gain on securities (Class C)..............................................           --    (1,223,760)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (4,163,734)  (16,560,245)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (26,101,784)  (68,988,018)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (14,173,676)  (71,073,840)

NET ASSETS:
Beginning of period......................................................................  395,427,279   466,501,119
                                                                                          ------------  ------------
End of period+........................................................................... $381,253,603  $395,427,279
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    (99,584) $   (110,822)
                                                                                          ============  ============

                                                                                              STRATEGIC BOND FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2010       MARCH 31,
                                                                                           (UNAUDITED)      2010
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $ 15,155,786  $ 32,371,634
  Net realized gain (loss) on investments and foreign currencies.........................   12,256,706     4,900,823
  Net unrealized gain (loss) on investments and foreign currencies.......................   11,256,995   102,325,908
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   38,669,487   139,598,365
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (7,531,155)  (18,121,990)
  Net investment income (Class B)........................................................   (1,286,129)   (2,673,918)
  Net investment income (Class C)........................................................   (6,473,534)  (14,593,645)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................  (15,290,818)  (35,389,553)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (33,336,113)   24,052,943
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (9,957,444)  128,261,755

NET ASSETS:
Beginning of period......................................................................  594,323,860   466,062,105
                                                                                          ------------  ------------
End of period+........................................................................... $584,366,416  $594,323,860
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $   (465,500) $   (330,468)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)


                                                                                             HIGH YIELD BOND FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2010       MARCH 31,
                                                                                           (UNAUDITED)      2010
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $  5,311,377  $ 12,557,527
  Net realized gain (loss) on investments and foreign currencies.........................     (460,025)  (17,620,471)
  Net unrealized gain (loss) on investments and foreign currencies.......................    2,024,743    57,056,606
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................    6,876,095    51,993,662
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (3,107,860)   (8,325,461)
  Net investment income (Class B)........................................................     (657,195)   (1,964,960)
  Net investment income (Class C)........................................................   (1,537,867)   (4,434,133)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (5,302,922)  (14,724,554)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).   (3,978,054)   (4,803,623)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (2,404,881)   32,465,485

NET ASSETS:
Beginning of period......................................................................  142,086,796   109,621,311
                                                                                          ------------  ------------
End of period+........................................................................... $139,681,915  $142,086,796
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $   (707,674) $   (716,129)
                                                                                          ============  ============

                                                                                           TAX EXEMPT INSURED FUND
                                                                                          -------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                          SEPTEMBER 30,    ENDED
                                                                                              2010       MARCH 31,
                                                                                           (UNAUDITED)      2010
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...........................................................  $ 1,239,606  $ 2,506,974
  Net realized gain (loss) on investments and foreign currencies.........................      (10,724)     929,445
  Net unrealized gain (loss) on investments and foreign currencies.......................    2,104,838    1,098,839
                                                                                           -----------  -----------
Net increase (decrease) in net assets resulting from operations..........................    3,333,720    4,535,258
                                                                                           -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................     (930,441)  (1,927,828)
  Net investment income (Class B)........................................................      (26,532)     (52,109)
  Net investment income (Class C)........................................................     (228,555)    (434,279)
  Net realized gain on securities (Class A)..............................................           --           --
  Net realized gain on securities (Class B)..............................................           --           --
  Net realized gain on securities (Class C)..............................................           --           --
                                                                                           -----------  -----------
Total distributions to shareholders......................................................   (1,185,528)  (2,414,216)
                                                                                           -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).    1,497,887      305,426
                                                                                           -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................    3,646,079    2,426,468

NET ASSETS:
Beginning of period......................................................................   72,833,263   70,406,795
                                                                                           -----------  -----------
End of period+...........................................................................  $76,479,342  $72,833,263
                                                                                           ===========  ===========
--------
+ Includes accumulated undistributed net investment income (loss)........................  $   129,950  $    75,872
                                                                                           ===========  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                 NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET              ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          CLASS A
                                                                          -------
 03/31/06     $ 9.37     $0.36      $(0.20)     $ 0.16     $(0.37)     $   --     $(0.37) $ 9.16    1.68%    $151,284
 03/31/07       9.16      0.37        0.10        0.47      (0.39)         --      (0.39)   9.24    5.25      152,239
 03/31/08       9.24      0.35        0.46        0.81      (0.37)         --      (0.37)   9.68    9.03      191,057
 03/31/09       9.68      0.26        0.36        0.62      (0.28)         --      (0.28)  10.02    6.52      178,963
 03/31/10      10.02      0.21       (0.28)      (0.07)     (0.21)      (0.19)     (0.40)   9.55   (0.75)(4)  159,028
 09/30/10+      9.55      0.08        0.49        0.57      (0.08)         --      (0.08)  10.04    5.94      166,398
                                                                          CLASS B
                                                                          -------
 03/31/06     $ 9.37     $0.30      $(0.20)     $ 0.10     $(0.31)     $   --     $(0.31) $ 9.16    1.02%    $ 19,276
 03/31/07       9.16      0.32        0.09        0.41      (0.33)         --      (0.33)   9.24    4.57       14,716
 03/31/08       9.24      0.30        0.45        0.75      (0.31)         --      (0.31)   9.68    8.33       15,354
 03/31/09       9.68      0.20        0.35        0.55      (0.21)         --      (0.21)  10.02    5.83       15,803
 03/31/10      10.02      0.16       (0.29)      (0.13)     (0.14)      (0.19)     (0.33)   9.56   (1.29)(4)    8,578
 09/30/10+      9.56      0.05        0.48        0.53      (0.04)         --      (0.04)  10.05    5.59        8,057
                                                                          CLASS C
                                                                          -------
 03/31/06     $ 9.36     $0.30      $(0.20)     $ 0.10     $(0.31)     $   --     $(0.31) $ 9.15    1.02%    $  8,281
 03/31/07       9.15      0.31        0.10        0.41      (0.33)         --      (0.33)   9.23    4.57        9,881
 03/31/08       9.23      0.29        0.46        0.75      (0.31)         --      (0.31)   9.67    8.34       16,997
 03/31/09       9.67      0.20        0.35        0.55      (0.21)         --      (0.21)  10.01    5.83       20,094
 03/31/10      10.01      0.15       (0.28)      (0.13)     (0.14)      (0.19)     (0.33)   9.55   (1.30)(4)   14,894
 09/30/10+      9.55      0.05        0.48        0.53      (0.04)         --      (0.04)  10.04    5.60       15,770



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         3.80%        357%
    0.99          4.05         243
    0.99          3.83         343
    0.99          2.73          84
    0.99          2.17         472
    0.99(5)       1.57(5)      109


    1.64%         3.14%        357%
    1.64          3.40         243
    1.64          3.20         343
    1.64          2.08          84
    1.64          1.59         472
    1.64(5)       0.92(5)      109


    1.64%         3.14%        357%
    1.64          3.40         243
    1.64          3.14         343
    1.64          2.05          84
    1.64          1.55         472
    1.64(5)       0.92(5)      109

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/06 03/31/07 03/31/08 03/31/09 03/31/10 09/30/10(+)(5)
                                         -------- -------- -------- -------- -------- --------------
U.S. Government Securities Fund Class A.   0.36%    0.38%    0.39%    0.35%    0.38%       0.36%
U.S. Government Securities Fund Class B.   0.43     0.43     0.48     0.40     0.50        0.55
U.S. Government Securities Fund Class C.   0.57     0.43     0.50     0.40     0.44        0.47

(4)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction.
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                      GNMA FUND
                                                                      ---------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                       CLASS A
                                                                       -------
03/31/06   $11.20     $0.35      $(0.07)     $0.28      $(0.40)     $(0.08)    $(0.48) $11.00   2.18%   $303,343     0.99%
03/31/07    11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08   5.23     310,508     0.99
03/31/08    11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
03/31/09    11.53      0.37        0.41       0.78       (0.42)      (0.11)     (0.53)  11.78   6.98     346,091     0.99
03/31/10    11.78      0.27        0.14       0.41       (0.29)      (0.18)     (0.47)  11.72   3.55     290,728     0.99
09/30/10+   11.72      0.14        0.38       0.52       (0.14)         --      (0.14)  12.10   4.47     279,985     0.99(4)
                                                                       CLASS B
                                                                       -------
03/31/06   $11.23     $0.28      $(0.08)     $0.20      $(0.33)     $(0.08)    $(0.41) $11.02   1.43%   $ 76,304     1.64%
03/31/07    11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11   4.64      57,224     1.64
03/31/08    11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
03/31/09    11.56      0.31        0.40       0.71       (0.35)      (0.11)     (0.46)  11.81   6.28      44,467     1.64
03/31/10    11.81      0.20        0.13       0.33       (0.21)      (0.18)     (0.39)  11.75   2.88      31,715     1.64
09/30/10+   11.75      0.11        0.37       0.48       (0.10)         --      (0.10)  12.13   4.12      26,632     1.64(4)
                                                                       CLASS C
                                                                       -------
03/31/06   $11.24     $0.28      $(0.07)     $0.21      $(0.33)     $(0.08)    $(0.41) $11.04   1.53%   $ 40,188     1.64%
03/31/07    11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13   4.64      30,606     1.64
03/31/08    11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64
03/31/09    11.57      0.28        0.43       0.71       (0.35)      (0.11)     (0.46)  11.82   6.27      75,943     1.64
03/31/10    11.82      0.19        0.15       0.34       (0.21)      (0.18)     (0.39)  11.77   2.96      72,985     1.64
09/30/10+   11.77      0.10        0.38       0.48       (0.10)         --      (0.10)  12.15   4.12      74,636     1.64(4)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    3.17%        138%
    4.19         142
    4.15         354
    3.32          73
    2.28         104
    2.37(4)       78


    2.50%        138%
    3.53         142
    3.52         354
    2.67          73
    1.63         104
    1.72(4)       78


    2.49%        138%
    3.53         142
    3.49         354
    2.55          73
    1.63         104
    1.72(4)       78

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/06 03/31/07 03/31/08 03/31/09 03/31/10 09/30/10+(4)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.13%    0.15%    0.15%    0.13%    0.15%      0.15%
GNMA Fund Class B.............   0.17     0.18     0.19     0.15     0.19       0.23
GNMA Fund Class C.............   0.19     0.17     0.22     0.15     0.16       0.18

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                   STRATEGIC BOND FUND
                                                                   -------------------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS           NET               NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET             ASSET            ASSETS,   RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF    EXPENSE
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF    TOTAL   PERIOD   TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD+ RETURN(2) (000'S)  NET ASSETS
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                         CLASS A
                                                                         -------
03/31/06    $3.49     $0.17      $ 0.05      $ 0.22     $(0.18)       $--      $(0.18)  $3.53     6.54%  $167,072    1.34%(4)
03/31/07     3.53      0.16        0.12        0.28      (0.18)        --       (0.18)   3.63     8.07    453,893    1.31(5)
03/31/08     3.63      0.19       (0.11)       0.08      (0.21)        --       (0.21)   3.50     2.29    483,820    1.28(5)
03/31/09     3.50      0.21       (0.71)      (0.50)     (0.27)        --       (0.27)   2.73   (14.67)   227,601    1.31
03/31/10     2.73      0.19        0.62        0.81      (0.21)        --       (0.21)   3.33    30.31    287,960    1.29
09/30/10+    3.33      0.10        0.13        0.23      (0.10)        --       (0.10)   3.46     6.90    266,281    1.31(7)
                                                                         CLASS B
                                                                         -------
03/31/06    $3.48     $0.16      $ 0.05      $ 0.21     $(0.16)       $--      $(0.16)  $3.53     6.14%  $ 46,294    2.00%(3)(4)
03/31/07     3.53      0.15        0.10        0.25      (0.15)        --       (0.15)   3.63     7.36     55,728    1.99(5)
03/31/08     3.63      0.16       (0.10)       0.06      (0.19)        --       (0.19)   3.50     1.61     52,528    1.96(5)
03/31/09     3.50      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.73   (15.25)    38,281    1.99
03/31/10     2.73      0.17        0.61        0.78      (0.19)        --       (0.19)   3.32    29.05     50,125    1.97
09/30/10+    3.32      0.08        0.14        0.22      (0.08)        --       (0.08)   3.46     6.86     53,054    2.00(7)
                                                                         CLASS C
                                                                         -------
03/31/06    $3.50     $0.15      $ 0.05      $ 0.20     $(0.16)       $--      $(0.16)  $3.54     5.84%  $ 97,651    1.99%(3)(4)
03/31/07     3.54      0.14        0.12        0.26      (0.16)        --       (0.16)   3.64     7.36    217,755    1.98(5)
03/31/08     3.64      0.17       (0.11)       0.06      (0.19)        --       (0.19)   3.51     1.64    265,904    1.94(5)
03/31/09     3.51      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.74   (15.16)   200,180    1.96
03/31/10     2.74      0.17        0.62        0.79      (0.19)        --       (0.19)   3.34    29.39    256,239    1.94
09/30/10+    3.34      0.08        0.15        0.23      (0.09)        --       (0.09)   3.48     6.85    265,031    1.97(7)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE       PORTFOLIO
NET ASSETS     TURNOVER
----------     ---------


   5.19%(4)       118%(6)
   4.79(5)        134(6)
   5.30(5)        162(6)
   6.54           112
   6.13           157
   5.66(7)         69


   4.51%(3)(4)    118%(6)
   4.12(5)        134(6)
   4.63(5)        162(6)
   6.00           112
   5.44           157
   4.97(7)         69


   4.54%(3)(4)    118%(6)
   4.12(5)        134(6)
   4.65(5)        162(6)
   6.03           112
   5.48           157
   5.00(7)         69

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                        03/31/06
                                                        --------
               Strategic Bond Fund Class A.............    -- %
               Strategic Bond Fund Class B.............   0.00
               Strategic Bond Fund Class C.............   0.00

(4)Net of custody credits of:

                                                        03/31/06
                                                        --------
               Strategic Bond Fund.....................   0.07%

(5)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

(6)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                           2006 2007 2008
                                           ---- ---- ----
                      Strategic Bond Fund. 119% 131% 151%

(7)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                                NET GAIN
                                (LOSS) ON
             NET               INVESTMENTS                       DISTRIBUTIONS          NET
            ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,   RATIO OF
           VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF       EXPENSE
 PERIOD   BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD     TO AVERAGE
 ENDED    OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)   NET ASSETS(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- -------------
                                                                         CLASS A
                                                                         -------
03/31/06    $4.43     $0.31      $ 0.19      $ 0.50     $(0.33)       $--      $(0.33) $4.60    11.61%   $214,041       1.36%(4)
03/31/07     4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554       1.36
03/31/08     4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219       1.36
03/31/09     4.16      0.38       (1.69)      (1.31)     (0.33)        --       (0.33)  2.52   (32.66)     59,210       1.36
03/31/10     2.52      0.29        0.89        1.18      (0.34)        --       (0.34)  3.36    48.44      79,245       1.36
09/30/10+    3.36      0.14        0.05        0.19      (0.14)        --       (0.14)  3.41     5.68      80,548       1.36(5)
                                                                         CLASS B
                                                                         -------
03/31/06    $4.44     $0.31      $ 0.16      $ 0.47     $(0.30)       $--      $(0.30) $4.61    10.88%   $ 52,346       2.01%(4)
03/31/07     4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479       2.01
03/31/08     4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911       2.01
03/31/09     4.17      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.53   (33.00)     17,018       2.01
03/31/10     2.53      0.27        0.89        1.16      (0.32)        --       (0.32)  3.37    47.35      18,186       2.01
09/30/10+    3.37      0.13        0.04        0.17      (0.12)        --       (0.12)  3.42     5.33      17,666       2.01(5)
                                                                         CLASS C
                                                                         -------
03/31/06    $4.46     $0.30      $ 0.17      $ 0.47     $(0.30)       $--      $(0.30) $4.63    10.86%   $ 70,140       2.01%(4)
03/31/07     4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777       2.01
03/31/08     4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125       2.01
03/31/09     4.18      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.54   (32.90)     33,394       2.01
03/31/10     2.54      0.27        0.89        1.16      (0.32)        --       (0.32)  3.38    47.21      44,656       2.01
09/30/10+    3.38      0.13        0.05        0.18      (0.13)        --       (0.13)  3.43     5.33      41,468       2.01(5)



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


     7.20%(4)     91%
     6.44         86
     7.49         72
    10.74         77
     9.34        110
     8.13(5)      22


     6.71%(4)     91%
     5.82         86
     6.80         72
    10.18         77
     8.77        110
     7.49(5)      22


     6.67%(4)     91%
     5.80         86
     6.75         72
    10.16         77
     8.70        110
     7.49(5)      22

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/06 03/31/07 03/31/08 03/31/09 03/31/10 09/30/10+(5)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.11%    0.09%    0.17%    0.14%    0.18%      0.17%
High Yield Bond Fund Class B............   0.14     0.11     0.20     0.16     0.23       0.23
High Yield Bond Fund Class C............   0.12     0.10     0.18     0.15     0.18       0.17

(4)Net of custody credits of 0.01%.
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                TAX EXEMPT INSURED FUND
                                                                -----------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,  RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF   EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD  TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                        CLASS A
                                                                        -------
 03/31/06     $12.81     $0.41      $(0.10)     $ 0.31     $(0.40)     $(0.13)    $(0.53) $12.59   2.43%   $56,875    1.30%
 03/31/07      12.59      0.42        0.15        0.57      (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
 03/31/08      12.65      0.42       (0.31)       0.11      (0.42)      (0.10)     (0.52)  12.24   0.91     46,843    1.32
 03/31/09      12.24      0.42        0.03        0.45      (0.42)         --      (0.42)  12.27   3.74     53,570    1.09(3)
 03/31/10      12.27      0.44        0.36        0.80      (0.43)         --      (0.43)  12.64   6.58     53,893    0.93(3)
 09/30/10+     12.64      0.23        0.36        0.59      (0.22)         --      (0.22)  13.01   4.70     56,316    0.90(3)(4)
                                                                        CLASS B
                                                                        -------
 03/31/06     $12.82     $0.32      $(0.09)     $ 0.23     $(0.32)     $(0.13)    $(0.45) $12.60   1.77%   $ 6,694    1.95%
 03/31/07      12.60      0.31        0.15        0.46      (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
 03/31/08      12.65      0.31       (0.31)      (0.00)     (0.29)      (0.10)     (0.39)  12.26   0.06      3,351    2.21
 03/31/09      12.26      0.32        0.01        0.33      (0.31)         --      (0.31)  12.28   2.75      2,926    2.02(3)
 03/31/10      12.28      0.30        0.35        0.65      (0.27)         --      (0.27)  12.66   5.34      2,267    2.12(3)
 09/30/10+     12.66      0.16        0.36        0.52      (0.15)         --      (0.15)  13.03   4.15      2,053    2.01(3)(4)
                                                                        CLASS C
                                                                        -------
 03/31/06     $12.81     $0.32      $(0.09)     $ 0.23     $(0.32)     $(0.13)    $(0.45) $12.59   1.81%   $ 4,497    1.95%(3)
 03/31/07      12.59      0.33        0.17        0.50      (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)
 03/31/08      12.66      0.34       (0.31)       0.03      (0.34)      (0.10)     (0.44)  12.25   0.29      4,141    1.95(3)
 03/31/09      12.25      0.33        0.04        0.37      (0.34)         --      (0.34)  12.28   3.12     13,911    1.64(3)
 03/31/10      12.28      0.35        0.36        0.71      (0.34)         --      (0.34)  12.65   5.81     16,673    1.62(3)
 09/30/10+     12.65      0.18        0.37        0.55      (0.17)         --      (0.17)  13.03   4.39     18,111    1.66(3)(4)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE      PORTFOLIO
NET ASSETS    TURNOVER
----------    ---------


   3.14%         81%
   3.28          84
   3.35          57
   3.49(3)       92
   3.52(3)       38
   3.57(3)(4)     0


   2.48%         81%
   2.44          84
   2.46          57
   2.58(3)       92
   2.33(3)       38
   2.46(3)(4)     0


   2.48%(3)      81%
   2.60(3)       84
   2.71(3)       57
   2.92(3)       92
   2.84(3)       38
   2.81(3)(4)     0

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/06 03/31/07 03/31/08 03/31/09 03/31/10 09/30/10+(4)
                                         -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class A.........    -- %     -- %     -- %    0.24%    0.35%      0.35%
Tax Exempt Insured Fund Class B.........     --       --       --     0.23     0.35       0.35
Tax Exempt Insured Fund Class C.........   0.20     0.09     0.31     0.42     0.35       0.35

(4)Annualized

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    Government National Mtg. Assoc..  41.6%
                    U.S. Government Agencies........  26.3
                    United States Treasury Bonds....  23.7
                    Repurchase Agreement............  18.9
                    United States Treasury Notes....   1.1
                    Federal Farm Credit Bank........   0.7
                    Small Business Administration...   0.3
                                                     -----
                                                     112.6%
                                                     =====

CREDIT QUALITY+#

                         Government -- Treasury.  36.9%
                         Government -- Agency...  63.1
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 42.6%
       FEDERAL FARM CREDIT BANK -- 0.7%
          5.64% due 04/04/11.................... $   500,000 $   513,772
          6.00% due 03/07/11....................     200,000     205,006
          6.30% due 12/03/13....................     500,000     583,784
                                                             -----------
                                                               1,302,562
                                                             -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 0.0%
          8.00% due 01/01/23....................      28,259      31,215
          11.00% due 02/01/15...................          22          22
          11.50% due 09/01/19...................       1,427       1,561
                                                             -----------
                                                                  32,798
                                                             -----------
       GOVERNMENT NATIONAL MTG. ASSOC. -- 41.6%
          4.50% due 05/15/18....................     485,654     518,598
          4.50% due 08/15/18....................     800,764     855,083
          4.50% due 09/15/18....................   2,146,515   2,292,125
          4.50% due 10/15/18....................   2,078,335   2,219,317
          4.50% due 09/15/33....................   3,251,872   3,453,993
          4.50% due October TBA.................  23,000,000  24,193,125
          5.00% due 04/15/18....................   2,149,033   2,301,024
          5.00% due 04/15/33....................      22,509      24,144
          5.00% due 08/15/33....................   1,163,625   1,248,192
          5.00% due 09/15/33....................     520,479     558,390
          5.00% due 10/15/33....................     359,820     385,952
          5.00% due 04/15/34....................      17,479      18,728
          5.00% due 11/15/34....................     123,807     132,648
          5.00% due 02/15/35....................      14,848      15,890
          5.00% due 03/15/35....................     402,334     430,563
          5.00% due 04/15/35....................      37,140      39,746
          5.00% due 05/15/35....................   1,020,931   1,092,562
          5.00% due 09/15/35....................     539,535     578,654
          5.00% due 10/15/35....................      91,618      98,047
          5.00% due 12/15/35....................      52,574      56,263
          5.00% due 03/15/36....................     573,982     615,718
          5.00% due 05/15/36....................     806,711     860,791
          5.00% due 06/15/36....................     501,518     535,139
          5.00% due 09/15/36....................   1,239,522   1,325,255
          5.00% due 10/15/36....................     317,649     338,943
          5.00% due 11/15/36....................      30,110      32,129
          5.00% due 12/15/36....................     202,987     216,595
          5.00% due 01/15/37....................   2,142,627   2,285,257
          5.00% due 02/15/37....................   1,170,379   1,249,746
          5.00% due 03/15/37....................     841,718     897,749
          5.00% due 04/15/37....................     898,965     958,807
          5.00% due 08/15/38....................   7,082,440   7,552,797
          5.50% due 11/15/32....................       6,842       7,400
          5.50% due 03/15/33....................     250,260     270,660
          5.50% due 04/15/33....................     336,313     363,725
          5.50% due 05/15/33....................     738,415     798,716
          5.50% due 06/15/33....................   3,271,700   3,538,371
          5.50% due 07/15/33....................     952,064   1,029,665
          5.50% due 10/15/33....................     945,351   1,022,405
          5.50% due 12/15/33....................     198,445     214,620
          5.50% due 01/15/34....................   2,280,733   2,465,207
          5.50% due 02/15/34....................   1,263,676   1,371,547
          6.00% due 01/15/28....................       1,791       1,966
          6.00% due 04/15/28....................     704,507     769,885
          6.00% due 10/15/28....................       3,304       3,626


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          6.00% due 04/15/29....................... $   26,080 $   28,619
          6.00% due 05/15/29.......................     52,984     58,143
          6.00% due 06/15/29.......................     18,432     20,226
          6.00% due 04/15/31.......................     11,414     12,526
          6.00% due 05/15/31.......................     26,153     28,699
          6.00% due 11/15/31.......................    141,485    155,259
          6.00% due 12/15/31.......................    164,089    180,062
          6.00% due 01/15/32.......................     82,572     90,610
          6.00% due 02/15/32.......................     17,855     19,596
          6.00% due 03/15/32.......................      3,672      4,029
          6.00% due 08/15/32.......................    164,982    181,042
          6.00% due 11/15/32.......................     16,726     18,354
          6.00% due 12/15/32.......................      5,368      5,891
          6.00% due 01/15/33.......................     13,064     14,328
          6.00% due 02/15/33.......................     22,603     24,790
          6.00% due 03/15/33.......................     51,374     56,343
          6.00% due 04/15/33.......................    218,452    239,582
          6.00% due 07/15/33.......................    142,056    155,796
          6.00% due 08/15/33.......................  1,273,545  1,397,510
          6.00% due 09/15/33.......................    212,651    233,220
          6.00% due 10/15/33.......................    555,794    609,556
          6.00% due 11/15/33.......................     86,796     95,191
          6.00% due 12/15/33.......................    415,763    455,977
          6.00% due 02/15/34.......................    122,670    134,229
          6.00% due 05/15/34.......................     17,965     19,657
          6.00% due 06/15/34.......................     23,791     26,032
          6.00% due 07/15/34.......................    861,906    943,118
          6.00% due 08/15/34.......................     98,757    108,063
          6.00% due 09/15/34.......................    521,103    570,204
          6.00% due 10/15/34.......................  1,720,355  1,882,453
          6.00% due 12/15/34.......................    229,581    251,213
          6.00% due 06/15/35.......................     67,972     74,207
          6.00% due 08/15/35.......................    110,002    120,566
          6.50% due 02/15/29.......................      6,940      7,797
          6.50% due 05/15/31.......................     10,176     11,419
          6.50% due 06/15/31.......................     25,888     29,049
          6.50% due 07/15/31.......................     20,999     23,564
          6.50% due 08/15/31.......................     37,735     42,343
          6.50% due 09/15/31.......................    111,548    125,172
          6.50% due 10/15/31.......................    149,582    167,851
          6.50% due 11/15/31.......................      6,740      7,563
          6.50% due 01/15/32.......................     11,868     13,250
          6.50% due 02/15/32.......................    322,966    360,594
          7.00% due 07/15/23.......................     13,878     15,740
          7.00% due 10/15/23.......................     25,842     29,309
          7.00% due 09/15/25.......................    143,245    163,107
          7.00% due 03/20/29.......................     11,303     12,912
          7.00% due 06/20/29.......................      1,762      2,001
          7.00% due 11/20/30.......................     36,620     41,624
          7.50% due 04/15/17.......................      7,431      8,186
          7.50% due 08/15/23.......................     82,964     94,551
          7.50% due 09/15/23.......................    341,707    389,432
          9.00% due 12/15/16.......................     28,378     31,407
          11.00% due 08/20/15......................         57         64
          11.00% due 09/20/15......................        177        199
          11.50% due 05/20/15......................        917        924
          12.50% due 09/15/14......................      3,039      3,066

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT      (NOTE 2)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES (CONTINUED)
     GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
        13.00% due 02/15/11...................... $       153 $        154
        13.00% due 10/20/14......................         659          664
        13.00% due 11/15/14......................         233          235
        13.50% due 02/15/13......................       3,092        3,595
        15.00% due 01/15/12......................          43           43
        15.00% due 02/15/12......................         309          312
        15.00% due 06/15/12......................       2,037        2,057
        15.00% due 09/15/12......................         231          233
        15.50% due 09/15/11......................       8,908        8,997
                                                              ------------
                                                                79,052,268
                                                              ------------
     SMALL BUSINESS ADMINISTRATION -- 0.3%
        6.30% due 06/01/18.......................     605,573      662,369
                                                              ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $76,866,584).......................               81,049,997
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 24.8%
     UNITED STATES TREASURY BONDS -- 23.7%
        3.88% due 08/15/40.......................   6,000,000    6,202,500
        4.50% due 08/15/39.......................  34,000,000   38,930,000
                                                              ------------
                                                                45,132,500
                                                              ------------
     UNITED STATES TREASURY NOTES -- 1.1%
        1.75% due 07/31/15.......................   1,000,000    1,024,060
        3.13% due 05/15/19.......................   1,000,000    1,062,578
                                                              ------------
                                                                 2,086,638
                                                              ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $43,238,287).......................               47,219,138
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $120,104,871)......................              128,269,135
                                                              ------------


                                                PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 26.3%
       U.S. GOVERNMENT AGENCIES -- 26.3%
         Federal Home Loan Bank Disc. Notes
          0.01% due 10/01/10
          (cost $50,000,000).................. $50,000,000  $ 50,000,000
                                                            ------------
       REPURCHASE AGREEMENT -- 18.9%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)
          (cost $35,984,000)..................  35,984,000    35,984,000
                                                            ------------
       TOTAL INVESTMENTS
          (cost $206,088,871)(2)..............       112.6%  214,253,135
       Liabilities in excess of other assets..       (12.6)  (24,028,274)
                                               -----------  ------------
       NET ASSETS                                    100.0% $190,224,861
                                               ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 2):

                                     LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                        QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                     ------------------- ----------------- -------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........     $        --       $  1,302,562        $        --      $  1,302,562
   Federal National Mtg. Assoc......              --             32,798                 --            32,798
   Government National Mtg. Assoc...              --         79,052,268                 --        79,052,268
   Small Business Administration....              --            662,369                              662,369
  U.S. Government Treasuries........              --         47,219,138                 --        47,219,138
Short Term Investment Securities:
  U.S. Government Agencies..........              --         50,000,000                 --        50,000,000
Repurchase Agreement................              --         35,984,000                 --        35,984,000
                                         -----------       ------------        -----------      ------------
TOTAL...............................     $        --       $214,253,135        $        --      $214,253,135
                                         ===========       ============        ===========      ============

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    Government National Mtg. Assoc..  83.9%
                    Repurchase Agreements...........  10.0
                    United States Treasury Notes....   7.0
                    United States Treasury Bonds....   2.7
                    Small Business Administration...   0.1
                                                     -----
                                                     103.7%
                                                     =====

CREDIT QUALITY ALLOCATION+#

                         Government -- Treasury.  10.5%
                         Government -- Agency...  89.5
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)



                                               PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT     (NOTE 2)
           ----------------------------------------------------------
           U.S. GOVERNMENT AGENCIES -- 83.9%
           GOVERNMENT NATIONAL MTG. ASSOC. -- 83.8%
              4.50% due 05/15/18............. $   971,307 $ 1,037,196
              4.50% due 08/15/18.............     523,273     558,769
              4.50% due 09/15/18.............   1,692,733   1,807,560
              4.50% due 10/15/18.............   2,342,694   2,501,610
              4.50% due 08/15/33.............   1,778,451   1,888,991
              4.50% due 09/15/33.............   2,430,619   2,581,695
              4.50% due 05/15/39.............  27,986,986  29,499,128
              4.50% due October TBA..........  15,000,000  15,778,125
              5.00% due 03/15/18.............     335,495     359,223
              5.00% due 04/15/18.............   3,339,973   3,576,190
              5.00% due 05/15/18.............   5,091,663   5,451,772
              5.00% due 01/15/33.............       5,592       5,998
              5.00% due 05/15/33.............       7,765       8,331
              5.00% due 08/15/33.............   1,652,088   1,772,132
              5.00% due 09/15/33.............   1,514,631   1,626,315
              5.00% due 10/15/33.............   3,801,218   4,077,421
              5.00% due 04/15/34.............      29,768      31,894
              5.00% due 05/15/34.............      98,255     105,272
              5.00% due 11/15/34.............     423,597     453,847
              5.00% due 12/15/34.............     407,724     436,840
              5.00% due 09/15/35.............      12,934      13,842
              5.00% due 10/15/35.............      78,628      84,145
              5.00% due 11/15/35.............      80,466      86,111
              5.00% due 12/15/35.............      43,826      46,901
              5.00% due 02/15/36.............      96,745     103,492
              5.00% due 04/15/36.............     326,994     348,913
              5.00% due 06/15/36.............   1,098,892   1,172,557
              5.00% due 07/15/36.............     280,760     299,582
              5.00% due 08/15/36.............      21,311      22,740
              5.00% due 09/15/36.............     547,121     585,507
              5.00% due 10/15/36.............      25,137      26,896
              5.00% due 11/15/36.............     155,480     165,903
              5.00% due 12/15/36.............     713,542     761,375
              5.00% due 01/15/37.............     330,244     352,227
              5.00% due 02/15/37.............     621,142     662,489
              5.00% due 04/15/37.............   4,516,985   4,819,227
              5.00% due 12/15/37.............      15,298      16,317
              5.00% due 04/15/38.............   7,067,150   7,536,492
              5.00% due 05/15/38.............   4,805,421   5,124,817
              5.00% due 06/15/38.............     235,837     251,500
              5.00% due 08/15/38.............     569,758     607,596
              5.00% due 10/15/38.............     680,651     725,953
              5.00% due 01/15/39.............     898,293     957,950
              5.00% due 02/15/39.............   2,096,184   2,235,395
              5.00% due 03/15/39.............   4,000,000   4,265,647
              5.00% due 04/15/39.............   2,004,311   2,137,421
              5.00% due 08/15/39.............   2,030,472   2,165,318
              5.00% due 09/15/39.............      92,544      98,690
              5.00% due 10/15/39.............   9,384,420  10,007,653
              5.00% due 11/15/39.............   5,000,001   5,332,059
              5.00% due 12/15/39.............   4,318,646   4,616,221
              5.00% due 04/15/40.............   3,995,247   4,260,577
              5.00% due 05/15/40.............  31,688,296  33,792,767
              5.00% due 06/15/40.............     414,533     442,063
              5.50% due 06/15/29.............       3,249       3,523
              5.50% due 01/15/32.............      29,493      31,901


                                              PRINCIPAL        VALUE
                SECURITY DESCRIPTION           AMOUNT         (NOTE 2)
                -------------------------------------------------------
                GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
                   5.50% due 12/15/32....... $   378,097     $   408,975
                   5.50% due 01/15/33.......     307,982         333,085
                   5.50% due 02/15/33.......     875,025         946,348
                   5.50% due 03/15/33.......     599,237         648,081
                   5.50% due 04/15/33.......   3,171,941       3,430,481
                   5.50% due 05/15/33.......   3,973,199       4,298,803
                   5.50% due 06/15/33.......   4,088,407       4,421,714
                   5.50% due 07/15/33.......     211,874         229,143
                   5.50% due 08/15/33.......   1,277,544       1,381,675
                   5.50% due 09/15/33.......     200,321         216,649
                   5.50% due 10/15/33.......   3,683,115       3,983,320
                   5.50% due 12/15/33.......   3,589,756       3,882,351
                   5.50% due 01/15/34.......   5,079,617       5,490,880
                   5.50% due 02/15/34.......     776,389         842,503
                   5.50% due 04/15/35.......   1,036,672       1,119,226
                   5.50% due 07/15/35.......   1,486,186       1,604,537
                   5.50% due 09/15/35.......  15,099,202      16,301,606
                   5.50% due 10/15/35.......   9,636,489      10,403,878
                   5.50% due 11/15/35.......  14,687,842      15,857,489
                   5.50% due 12/15/35.......  10,535,397      11,374,382
                   5.50% due 02/15/36.......   1,236,780       1,336,881
                   5.50% due 03/15/36.......   6,286,367       6,789,591
                   5.50% due 04/15/36.......     217,039         234,052
                   5.50% due 05/15/36.......   1,886,388       2,038,022
                   6.00% due 11/15/23.......       3,246           3,538
                   6.00% due 01/15/24.......       4,855           5,296
                   6.00% due 07/15/28.......       2,001           2,196
                   6.00% due 11/15/28.......     206,386         226,477
                   6.00% due 12/15/28.......     160,821         176,477
                   6.00% due 01/15/29.......     344,384         377,908
                   6.00% due 02/15/29.......     389,155         427,039
                   6.00% due 03/15/29.......     338,054         370,963
                   6.00% due 04/15/29.......     835,377         916,701
                   6.00% due 05/15/29.......      34,026          37,338
                   6.00% due 06/15/29.......     362,941         398,265
                   6.00% due 07/15/29.......     106,056         116,379
                   6.00% due 08/15/29.......      12,896          14,151
                   6.00% due 10/15/29.......      97,310         106,783
                   6.00% due 04/15/31.......      11,265          12,362
                   6.00% due 07/15/31.......      14,300          15,692
                   6.00% due 10/15/31.......      53,889          59,135
                   6.00% due 11/15/31.......     524,456         575,508
                   6.00% due 12/15/31.......     235,415         258,334
                   6.00% due 01/15/32.......     379,533         416,480
                   6.00% due 02/15/32.......      15,271          16,758
                   6.00% due 03/15/32.......     261,043         286,583
                   6.00% due 07/15/32.......      59,399          65,182
                   6.00% due 08/15/32.......     820,674         900,566
                   6.00% due 09/15/32.......     533,369         585,292
                   6.00% due 10/15/32.......     105,259         115,506
                   6.00% due 11/15/32.......         826             907
                   6.00% due 12/15/32.......      29,875          32,784
                   6.00% due 01/15/33.......     768,579         842,920
                   6.00% due 02/15/33.......     731,530         802,287
                   6.00% due 03/15/33.......     728,454         798,913
                   6.00% due 04/15/33.......     749,671         822,181

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT     (NOTE 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES (CONTINUED)
          GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
             6.00% due 05/15/33................ $  782,581 $  858,275
             6.00% due 06/15/33................    523,107    573,705
             6.00% due 08/15/33................    750,595    823,305
             6.00% due 10/15/33................    273,640    300,108
             6.00% due 11/15/33................    895,058    981,639
             6.00% due 12/15/33................  1,636,278  1,794,546
             6.00% due 01/15/34................    895,866    980,279
             6.00% due 02/15/34................  5,726,746  6,282,299
             6.00% due 03/15/34................     75,756     82,895
             6.00% due 04/15/34................  1,701,484  1,865,089
             6.00% due 05/15/34................    128,784    140,918
             6.00% due 06/15/34................    144,325    158,042
             6.00% due 07/15/34................  1,716,068  1,881,626
             6.00% due 08/15/34................  2,468,683  2,698,977
             6.00% due 09/15/34................    136,074    148,780
             6.00% due 10/15/34................    358,600    392,389
             6.00% due 11/15/34................    486,637    532,490
             6.00% due 12/15/34................     55,382     60,600
             6.00% due 01/15/35................     51,636     56,372
             6.00% due 02/15/35................    389,624    426,340
             6.00% due 04/15/35................     34,799     37,991
             6.00% due 05/15/35................      6,510      7,176
             6.00% due 06/15/35................    171,364    187,082
             6.00% due 11/15/35................      6,973      7,649
             6.00% due 12/15/35................    746,248    815,740
             6.00% due 01/15/36................    574,851    626,181
             6.00% due 02/15/36................    849,838    929,948
             6.00% due 03/15/36................    343,354    374,207
             6.00% due 04/15/36................  1,825,725  1,994,725
             6.00% due 05/15/36................  2,961,906  3,231,634
             6.00% due 06/15/36................  1,123,434  1,223,671
             6.00% due 07/15/36................    778,614    848,085
             6.00% due 08/15/36................      9,873     10,753
             6.00% due 09/15/36................     70,718     77,223
             6.00% due 10/15/36................    706,547    769,944
             6.00% due 11/15/36................  1,156,984  1,260,215
             6.00% due 09/15/38................  8,327,920  9,050,163
             6.50% due 03/15/28................     13,999     15,687
             6.50% due 08/15/28................     24,491     27,574
             6.50% due 01/15/29................      2,339      2,628
             6.50% due 02/15/29................        898      1,009
             6.50% due 03/15/29................     74,429     83,613
             6.50% due 04/15/29................        821        923
             6.50% due 05/15/29................      7,082      7,969
             6.50% due 06/15/29................     26,355     29,607
             6.50% due 07/15/29................      1,569      1,763
             6.50% due 10/15/29................      3,083      3,463
             6.50% due 08/15/31................    106,350    119,339
             6.50% due 09/15/31................     10,272     11,527
             6.50% due 10/15/31................    149,583    167,852
             6.50% due 11/15/31................     87,428     98,105
             6.50% due 12/15/31................    100,603    112,890
             6.50% due 02/15/32................    152,617    170,398
             6.50% due 05/15/32................    588,582    657,157


                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 2)
        ---------------------------------------------------------------
        GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
           6.50% due 06/15/32................. $    62,033 $     69,261
           7.00% due 03/15/23.................      16,397       18,596
           7.00% due 01/20/24.................         413          467
           7.00% due 03/20/24.................         381          431
           7.00% due 07/20/25.................       1,633        1,847
           7.00% due 09/15/25.................      62,208       70,834
           7.00% due 01/20/29.................      23,903       27,151
           7.00% due 02/20/29.................       4,114        4,673
           7.00% due 06/20/29.................       8,737        9,925
           7.00% due 07/20/29.................      31,283       35,534
           7.00% due 09/20/29.................       3,021        3,431
           7.00% due 10/20/29.................       5,814        6,604
           7.00% due 11/20/29.................       2,051        2,330
           7.00% due 03/20/30.................       3,286        3,735
           7.00% due 06/20/30.................       3,148        3,578
           7.00% due 08/20/30.................       9,576       10,885
           7.00% due 09/20/30.................      13,068       14,854
           7.00% due 10/20/30.................      15,858       18,025
           8.00% due 11/15/26.................      75,581       88,873
           8.00% due 12/15/29.................       8,664       10,241
           8.00% due 04/15/30.................      28,146       33,312
           8.00% due 05/15/30.................       1,319        1,561
           8.00% due 08/15/30.................      27,808       32,913
           8.50% due 03/15/17.................       9,668       10,872
           8.50% due 05/15/21.................       6,392        6,450
           8.50% due 12/15/22.................      25,703       30,213
           8.50% due 01/15/23.................      91,466      108,138
           8.50% due 09/15/24.................      13,425       15,900
           9.00% due 07/15/16.................      22,780       25,211
           9.00% due 10/15/16.................       3,944        3,970
                                                           ------------
                                                            319,753,029
                                                           ------------
        SMALL BUSINESS ADMINISTRATION -- 0.1%
          6.30% due 06/01/18..................     201,858      220,790
                                                           ------------
        TOTAL U.S. GOVERNMENT AGENCIES
           (cost $305,309,636)................              319,973,819
                                                           ------------
        U.S. GOVERNMENT TREASURIES -- 9.8%
        UNITED STATES TREASURY BONDS -- 2.8%
          4.50% due 08/15/39..................   9,000,000   10,305,000
                                                           ------------
        UNITED STATES TREASURY NOTES -- 7.0%
           1.25% due 09/30/15.................   4,000,000    3,993,752
           1.75% due 07/31/15.................   3,000,000    3,072,180
           2.63% due 08/15/20.................   9,000,000    9,084,375
           3.38% due 11/15/19.................  10,000,000   10,772,660
                                                           ------------
                                                             26,922,967
                                                           ------------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $35,000,095).................               37,227,967
                                                           ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $340,309,731)................              357,201,786
                                                           ------------

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                PRINCIPAL      VALUE
               SECURITY DESCRIPTION              AMOUNT       (NOTE 2)
      ------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 10.0%
        State Street Bank & Trust Co., Joint
         Repurchase Agreement(1).............. $34,331,000  $ 34,331,000
        UBS Securities LLC Joint Repurchase
         Agreement(1).........................   3,642,000     3,642,000
                                                            ------------
      TOTAL REPURCHASE AGREEMENTS
         (cost $37,973,000)...................                37,973,000
                                                            ------------
      TOTAL INVESTMENTS
         (cost $378,282,731)(2)...............       103.7%  395,174,786
      Liabilities in excess of other assets...        (3.7)  (13,921,183)
                                               -----------  ------------
      NET ASSETS                                     100.0% $381,253,603
                                               ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 2):

                                     LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                        QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
-                                    ------------------- ----------------- -------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies:
   Government National Mtg. Assoc...     $        --       $319,753,029        $        --      $319,753,029
   Small Business Administration....              --            220,790                 --           220,790
  U.S. Government Treasuries........              --         37,227,967                 --        37,227,967
Repurchase Agreements...............              --         37,973,000                 --        37,973,000
                                         -----------       ------------        -----------      ------------
TOTAL...............................     $        --       $395,174,786        $        --      $395,174,786
                                         ===========       ============        ===========      ============

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Foreign Government Agencies............ 23.4%
                 Federal Home Loan Mtg. Corp............  5.7
                 Federal National Mtg. Assoc............  4.5
                 Diversified Financial Services.........  4.3
                 Time Deposits..........................  4.2
                 Oil Companies-Exploration & Production.  2.8
                 Banks-Commercial.......................  2.3
                 United States Treasury Notes...........  2.2
                 Diversified Banking Institutions.......  2.0
                 Telephone-Integrated...................  1.7
                 Medical-Hospitals......................  1.7
                 Pipelines..............................  1.6
                 Banks-Super Regional...................  1.5
                 Steel-Producers........................  1.4
                 Electric-Integrated....................  1.4
                 Independent Power Producers............  1.3
                 Electric-Generation....................  1.2
                 Special Purpose Entities...............  1.2
                 Paper & Related Products...............  1.0
                 Casino Hotels..........................  1.0
                 Telecom Services.......................  0.9
                 Cable/Satellite TV.....................  0.9
                 Insurance-Multi-line...................  0.9
                 Airlines...............................  0.9
                 Coal...................................  0.8
                 Government National Mtg. Assoc.........  0.7
                 Repurchase Agreements..................  0.7
                 Oil Companies-Integrated...............  0.7
                 Medical-Drugs..........................  0.7
                 Satellite Telecom......................  0.6
                 Chemicals-Plastics.....................  0.6
                 Building-Residential/Commercial........  0.6
                 Insurance-Mutual.......................  0.6
                 Insurance-Life/Health..................  0.6
                 Rental Auto/Equipment..................  0.6
                 Multimedia.............................  0.5
                 United States Treasury Bonds...........  0.5
                 Distribution/Wholesale.................  0.5
                 Broadcast Services/Program.............  0.5
                 Funeral Services & Related Items.......  0.5
                 Real Estate Investment Trusts..........  0.5
                 Cellular Telecom.......................  0.5
                 Finance-Other Services.................  0.5
                 Auto/Truck Parts & Equipment-Original..  0.4
                 Building & Construction Products-Misc..  0.4
                 Chemicals-Specialty....................  0.4
                 Gas-Transportation.....................  0.4
                 Chemicals-Diversified..................  0.4
                 Transport-Air Freight..................  0.4
                 Oil-Field Services.....................  0.4
                 Television.............................  0.4
                 Enterprise Software/Service............  0.4
                 Finance-Investment Banker/Broker.......  0.4
                 Gambling (Non-Hotel)...................  0.4
                 Electronic Components-Semiconductors...  0.4
                 Electronic Components-Misc.............  0.4
                 Non-Hazardous Waste Disposal...........  0.4
                 Retail-Regional Department Stores......  0.4
                 Containers-Metal/Glass.................  0.3
                 Physicians Practice Management.........  0.3
                 Computer Services......................  0.3

                   Retail-Drug Store.................... 0.3%
                   Real Estate Operations & Development. 0.3
                   Retail-Toy Stores.................... 0.3
                   Commercial Services.................. 0.3
                   Containers-Paper/Plastic............. 0.3
                   Retail-Restaurants................... 0.3
                   Web Hosting/Design................... 0.3
                   Retail-Propane Distribution.......... 0.3
                   Medical-Biomedical/Gene.............. 0.3
                   Food-Misc............................ 0.3
                   Firearms & Ammunition................ 0.2
                   Import/Export........................ 0.2
                   Music................................ 0.2
                   Storage/Warehousing.................. 0.2
                   Finance-Auto Loans................... 0.2
                   Energy-Alternate Sources............. 0.2
                   Capacitors........................... 0.2
                   Auto-Heavy Duty Trucks............... 0.2
                   Retail-Apparel/Shoe.................. 0.2
                   Beverages-Wine/Spirits............... 0.2
                   Photo Equipment & Supplies........... 0.2
                   Petrochemicals....................... 0.2
                   Building Products-Cement............. 0.2
                   Decision Support Software............ 0.2
                   Printing-Commercial.................. 0.2
                   Advertising Services................. 0.2
                   Semiconductor Equipment.............. 0.2
                   Transport-Services................... 0.2
                   Direct Marketing..................... 0.2
                   Cosmetics & Toiletries............... 0.2
                   Home Furnishings..................... 0.2
                   Building-Heavy Construction.......... 0.2
                   Aerospace/Defense.................... 0.2
                   Machinery-Farming.................... 0.2
                   Hazardous Waste Disposal............. 0.2
                   Seismic Data Collection.............. 0.2
                   Publishing-Books..................... 0.2
                   Wireless Equipment................... 0.2
                   Real Estate Management/Services...... 0.2
                   Aerospace/Defense-Equipment.......... 0.1
                   Municipal Bonds...................... 0.1
                   Mining Services...................... 0.1
                   Computers-Memory Devices............. 0.1
                   Medical Products..................... 0.1
                   Publishing-Newspapers................ 0.1
                   Engineering/R&D Services............. 0.1
                   Medical Instruments.................. 0.1
                   Medical-HMO.......................... 0.1
                   Advertising Agencies................. 0.1
                   Finance-Commercial................... 0.1
                   Banks-Fiduciary...................... 0.1
                   Investment Companies................. 0.1
                   Commercial Services-Finance.......... 0.1
                   Transport-Rail....................... 0.1
                   Wire & Cable Products................ 0.1
                   Oil & Gas Drilling................... 0.1
                   Transport-Equipment & Leasing........ 0.1
                   Circuit Boards....................... 0.1
                   Diversified Minerals................. 0.1
                   Applications Software................ 0.1
                   Medical-Generic Drugs................ 0.1

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

              Banks-Money Center...........................   0.1%
              Warehousing & Harbor Transportation Services.   0.1
              Data Processing/Management...................   0.1
              Finance-Credit Card..........................   0.1
              Diversified Manufacturing Operations.........   0.1
              Oil Refining & Marketing.....................   0.1
              Gold Mining..................................   0.1
              Forestry.....................................   0.1
              Gas-Distribution.............................   0.1
              Computers-Periphery Equipment................   0.1
              Metal-Diversified............................   0.1
              MRI/Medical Diagnostic Imaging...............   0.1
                                                            -----
                                                            100.3%
                                                            =====

CREDIT QUALITY+#

                         Government -- Treasury.   2.9%
                         Government -- Agency...  11.4
                         AAA....................   5.0
                         AA.....................   2.4
                         A......................   5.9
                         BBB....................  18.8
                         BB.....................  23.3
                         B......................  21.3
                         CCC....................   4.7
                         C......................   0.2
                         Below C................   0.1
                         Not Rated@.............   4.0
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.

COUNTRY ALLOCATION*

                         United States..........  68.4%
                         Turkey.................   3.1
                         Brazil.................   2.6
                         Russia.................   2.5
                         Mexico.................   2.1
                         Canada.................   1.9
                         United Kingdom.........   1.7
                         Venezuela..............   1.5
                         Norway.................   1.1
                         Luxembourg.............   0.9
                         Australia..............   0.9
                         Indonesia..............   1.0
                         Philippines............   0.8
                         Colombia...............   0.9
                         Peru...................   0.9
                         Cayman Islands.........   0.8
                         Sweden.................   0.7
                         Ireland................   0.7
                         Netherlands............   0.6
                         Argentina..............   0.6
                         Ukrainian SSR..........   0.6
                         Japan..................   0.6
                         Switzerland............   0.5
                         Poland.................   0.4
                         Hungary................   0.4
                         El Salvador............   0.4
                         Bermuda................   0.4
                         Uruguay................   0.4
                         Italy..................   0.4
                         Georgia................   0.3
                         Germany................   0.3
                         British Virgin Islands.   0.3
                         Serbia.................   0.2
                         France.................   0.2
                         Barbados...............   0.2
                         Trinidad and Tobago....   0.1
                         Bahrain................   0.1
                         Kazakhstan.............   0.1
                         Dominican Republic.....   0.1
                         Jersey.................   0.1
                         Austria................   0.1
                         Singapore..............   0.1
                         United Arab Emirates...   0.1
                         Finland................   0.1
                         New Zealand............   0.1
                                                 -----
                                                 100.3%
                                                 =====

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 3.3%
    DIVERSIFIED FINANCIAL SERVICES -- 3.3%
      Banc of America Commercial Mtg., Inc.
       Series 2007-1, Class AJ
       5.52% due 01/15/49(2)(3)....................... $1,750,000 $1,024,401
      Bank of America Commercial Mtg., Inc.,
       Series 2006-5, Class AM
       5.45% due 09/10/47(3)..........................    500,000    456,294
      Bank One Issuance Trust
       Series 2003-C3, Class C3
       4.77% due 02/16/16.............................    330,000    352,446
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW17, Class AM
       5.92% due 06/11/50(2)(3).......................  2,000,000  1,861,205
      Carrington Mtg. Loan Trust
       Series 2006-NC3, Class A2
       0.36% due 08/25/36(4)..........................  2,440,453  1,846,744
      Citigroup Commercial Mtg. Trust
       Series 2006-C5, Class AM
       5.46% due 10/15/49(3)..........................    500,000    499,052
      Commercial Mtg.
       Pass Through Certs.
       Series 2006-CN2A, Class A2FL
       0.52% due 02/05/19*(3)(4)......................  1,575,000  1,406,505
      Commercial Mtg.
       Pass Through Certs.
       Series 2006-C7, Class AM
       5.99% due 06/10/46(2)(3).......................  1,000,000    996,099
      Dominos Pizza Master Issuer LLC
       Series 2007-1, Class A2
       5.26% due 04/25/37*............................    391,000    391,000
      JP Morgan Mtg. Acquisition Corp.,
       Series 2006-CH2, Class AV3
       0.36% due 10/25/36(4)..........................  1,500,000  1,140,975
      LB-UBS Commercial Mtg. Trust,
       Series 2007-C7, Class AM
       6.37% due 09/15/45(2)(3).......................  1,500,000  1,351,391
      Merrill Lynch/Countrywide
       Commercial Mtg. Trust,
       Series 2007-8, Class AM
       6.16% due 08/12/49(2)(3).......................  2,000,000  1,907,249
      Morgan Stanley Capital I
       Series 2007-IQ14, Class A4
       5.69% due 04/15/49(2)(3).......................  1,500,000  1,557,073
      Morgan Stanley Capital I
       Series 2007-IQ15, Class AM
       6.08% due 06/11/49(2)(3).......................    500,000    457,745
      Morgan Stanley Capital I
       Pass Through Certs.,
       Series 2006-HQ9, Class B
       5.83% due 07/05/44(2)(3).......................    500,000    395,304
      Morgan Stanley Capital I,
       Series 2006-HQ9, Class AJ
       5.79% due 07/12/44(2)(3).......................  1,400,000  1,211,025
      Saxon Asset Securities Trust,
       Series 2004-1, Class M1
       1.05% due 03/25/35(4)..........................  1,759,025  1,443,060

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
       ------------------------------------------------------------------
       DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         Sonic Capital LLC
          Series 2006-1A, Class A2
          5.10% due 12/20/31*..................... $  391,203 $   392,400
         Soundview Home Equity Loan Trust
          Series 2007-OPT1, Class 2A1
          0.34% due 06/25/37(4)...................    731,334     641,041
                                                              -----------
       TOTAL ASSET BACKED SECURITIES
          (cost $19,123,841)......................             19,331,009
                                                              -----------
       CONVERTIBLE BONDS & NOTES -- 0.0%
       TELECOM SERVICES -- 0.0%
         ICO North America, Inc.
          Senior Sec. Notes
          7.50% due 08/15/09+(5)(6)(8)(9)(10)
          (cost $312,925).........................    297,000     252,450
                                                              -----------
       U.S. CORPORATE BONDS & NOTES -- 44.1%
       ADVERTISING AGENCIES -- 0.1%
         Interpublic Group of Cos., Inc.
          Senior Notes
          6.25% due 11/15/14......................    664,000     705,500
                                                              -----------
       ADVERTISING SERVICES -- 0.2%
         Visant Corp.
          Senior Notes
          10.00% due 10/01/17.....................  1,125,000   1,175,625
                                                              -----------
       AEROSPACE/DEFENSE -- 0.2%
         Spirit Aerosystems, Inc.
          Company Guar. Notes
          7.50% due 10/01/17......................  1,002,000   1,034,565
                                                              -----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
         BE Aerospace, Inc.
          Senior Notes
          6.88% due 10/01/20......................    800,000     816,000
                                                              -----------
       AGRICULTURAL CHEMICALS -- 0.0%
         Incitec Pivot Finance LLC
          Company Guar. Notes
          6.00% due 12/10/19*.....................     51,000      54,070
                                                              -----------
       AIRLINES -- 0.9%
         Continental Airlines, Inc.
          Pass Through Certs.
          Series 1991, Class A
          6.55% due 02/02/19......................    403,572     420,724
         Delta Air Lines, Inc.
          Pass Through Certs.
          6.82% due 02/10/24......................  1,218,838   1,278,195
         Delta Air Lines, Inc.
          Senior Sec.Notes
          9.50% due 09/15/14*.....................  1,035,000   1,122,975
         Delta Air Lines, Inc.
          Senior Sec. Notes
          12.25% due 03/15/15*....................    800,000     884,000
         United AirLines, Inc.
          Pass Through Certs.
          Series 2009-2, Class A
          9.75% due 01/15/17......................  1,137,312   1,273,789
                                                              -----------
                                                                4,979,683
                                                              -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      --------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      APPLICATIONS SOFTWARE -- 0.1%
        SS&C Technologies, Inc.
         Company Guar.Notes
         11.75% due 12/01/13........................ $  474,000 $  494,145
                                                                ----------
      AUTO-HEAVY DUTY TRUCKS -- 0.2%
        Navistar International Corp.
         Company Guar. Notes
         8.25% due 11/01/21.........................  1,230,000  1,313,025
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
        Cooper-Standard Automotive, Inc.
         Company Guar. Notes
         8.50% due 05/01/18*........................  1,250,000  1,296,875
        Lear Corp.
         Company Guar. Notes
         8.13% due 03/15/20.........................  1,205,000  1,287,844
                                                                ----------
                                                                 2,584,719
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
        Exide Corp.
         Escrow Notes
         10.00% due 03/15/25+(5)(6).................    225,000          0
                                                                ----------
      BANKS-COMMERCIAL -- 0.6%
        Branch Banking & Trust Co.
         Sub. Notes
         0.64% due 05/23/17(4)......................    280,000    250,174
        CIT Group, Inc.
         Senior Sec. Notes
         7.00% due 05/01/17.........................  1,560,714  1,527,549
        Credit Suisse New York
         Sub. Notes
         6.00% due 02/15/18.........................    593,000    654,889
        KeyBank NA
         Sub. Notes
         7.41% due 10/15/27.........................    128,000    143,635
        Regions Financial Corp.
         Senior Notes
         5.75% due 06/15/15.........................    222,000    225,832
        US Bank NA
         Sub. Notes
         3.78% due 04/29/20(2)......................    170,000    177,101
        Wachovia Bank NA
         Sub. Notes
         6.00% due 11/15/17.........................    412,000    470,909
                                                                ----------
                                                                 3,450,089
                                                                ----------
      BANKS-FIDUCIARY -- 0.1%
        State Street Capital Trust IV
         Limited Guar. Notes
         1.29% due 06/15/37(4)......................    919,000    662,789
                                                                ----------
      BANKS-SUPER REGIONAL -- 1.4%
        BAC Capital Trust XIII
         Limited Guar. Notes
         0.94% due 03/15/12(4)(11)..................  1,070,000    680,675
        BAC Capital Trust XV
         Limited Guar. Notes
         1.10% due 06/01/56(4)......................    250,000    157,706

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     BANKS-SUPER REGIONAL (CONTINUED)
       Banc One Corp.
        Sub. Debentures
        8.00% due 04/29/27.......................... $  135,000 $  172,411
       JPMorgan Chase Bank NA
        Sub. Notes
        6.00% due 10/01/17..........................    382,000    433,611
       PNC Preferred Funding Trust II
        Jr. Sub. Bonds
        6.11% due 03/15/12*(4)(11)..................    390,000    284,937
       SunTrust Banks, Inc.
        Senior Notes
        6.00% due 09/11/17..........................    205,000    222,030
       SunTrust Banks, Inc.
        Sub. Notes
        6.00% due 02/15/26..........................     38,000     37,038
       USB Capital IX
        Limited Guar. Notes
        6.19% due 04/15/11(4)(11)...................    111,000     87,135
       Wachovia Capital Trust III
        Limited Guar. Notes
        5.80% due 03/15/11(4)(11)...................  5,315,000  4,663,912
       Wells Fargo & Co.
        Senior Notes
        0.69% due 10/28/15(4).......................    470,000    444,070
       Wells Fargo & Co.
        Jr. Sub. Bonds
        7.98% due 03/15/18(4)(11)...................    235,000    247,338
       Wells Fargo Bank NA
        Sub. Notes
        5.75% due 05/16/16..........................    421,000    472,570
                                                                ----------
                                                                 7,903,433
                                                                ----------
     BEVERAGES-WINE/SPIRITS -- 0.2%
       Constellation Brands, Inc.
        Company Guar. Notes
        7.25% due 05/15/17..........................  1,225,000  1,306,156
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 0.5%
       Clear Channel Communications, Inc.
        Company Guar. Notes
        10.75% due 08/01/16.........................    895,000    698,100
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14..........................    865,000    856,350
       Nexstar Broadcasting, Inc./Mission
        Broadcasting, Inc.
        Senior Sec. Notes
        8.88% due 04/15/17*.........................  1,250,000  1,303,125
                                                                ----------
                                                                 2,857,575
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14..........................    752,000    776,440
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.1%
       Cemex Finance LLC
        Senior Sec. Notes
        9.50% due 12/14/16..........................    675,000    679,250
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        BUILDING-HEAVY CONSTRUCTION -- 0.2%
          New Enterprise Stone & Lime Co.
           Senior Notes
           11.00% due 09/01/18*.................. $1,150,000 $1,075,250
                                                             ----------
        BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
          KB Home
           Company Guar. Notes
           9.10% due 09/15/17....................    850,000    873,375
          Lennar Corp.
           Company Guar. Notes
           6.95% due 06/01/18....................    850,000    788,375
          Standard Pacific Corp.
           Company Guar. Notes
           7.00% due 08/15/15....................  1,200,000  1,149,000
          Standard Pacific Corp.
           Sec. Notes
           8.38% due 05/15/18....................    775,000    775,000
                                                             ----------
                                                              3,585,750
                                                             ----------
        CABLE/SATELLITE TV -- 0.9%
          Comcast Corp.
           Company Guar. Notes
           5.90% due 03/15/16....................  1,030,000  1,189,789
          Comcast Corp.
           Company Guar. Notes
           6.45% due 03/15/37....................    180,000    199,957
          COX Communications, Inc.
           Notes
           7.13% due 10/01/12....................    211,000    233,597
          CSC Holdings LLC
           Senior Notes
           8.63% due 02/15/19....................  1,025,000  1,153,125
          DIRECTV Holdings LLC/DIRECTV
           Financing Co, Inc.
           Company Guar. Notes
           3.13% due 02/15/16....................    165,000    166,606
          DIRECTV Holdings LLC/DIRECTV
           Financing Co., Inc.
           Company Guar. Notes
           6.38% due 06/15/15....................    195,000    201,825
          DIRECTV Holdings LLC/DIRECTV
           Financing Co., Inc.
           Company Guar. Notes
           7.63% due 05/15/16....................    195,000    217,425
          Echostar DBS Corp.
           Company Guar. Notes
           7.13% due 02/01/16....................    600,000    630,750
          Echostar DBS Corp.
           Company Guar. Notes
           7.75% due 05/31/15....................    912,000    972,420
          Time Warner Cable, Inc.
           Company Guar. Notes
           5.85% due 05/01/17....................    312,000    355,747
                                                             ----------
                                                              5,321,241
                                                             ----------

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        CAPACITORS -- 0.2%
          Kemet Corp.
           Sec. Notes
           10.50% due 05/01/18*................... $1,275,000 $1,329,188
                                                              ----------
        CASINO HOTELS -- 1.0%
          Eldorado Casino Corp. (Shreveport)
           Sec. Bonds
           10.00% due 08/01/12(6)(12).............    946,489    875,502
          Eldorado Resorts LLC
           Senior Notes
           9.00% due 04/15/14(5)(6)...............    425,000    375,254
          Harrah's Operating Co., Inc.
           Senior Sec. Notes
           11.25% due 06/01/17....................  1,300,000  1,423,500
          MGM Mirage, Inc.
           Company Guar. Notes
           6.75% due 04/01/13.....................    757,000    703,064
          MGM Mirage, Inc.
           Senior Sec. Notes
           11.13% due 11/15/17....................  1,055,000  1,201,381
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*....................    968,000    981,310
                                                              ----------
                                                               5,560,011
                                                              ----------
        CASINO SERVICES -- 0.0%
          FireKeepers Development Authority
           Senior Notes
           13.88% due 05/15/15*...................    127,000    147,955
                                                              ----------
        CELLULAR TELECOM -- 0.2%
          Nextel Communications, Inc.
           Company Guar. Notes
           7.38% due 08/01/15.....................  1,125,000  1,130,625
                                                              ----------
        CHEMICALS-DIVERSIFIED -- 0.2%
          Solutia, Inc.
           Company Guar. Notes
           7.88% due 03/15/20.....................  1,190,000  1,271,812
          Union Carbide Corp.
           Senior Notes
           7.75% due 10/01/96.....................    150,000    137,625
                                                              ----------
                                                               1,409,437
                                                              ----------
        CHEMICALS-PLASTICS -- 0.4%
          Hexion US Finance Corp./Hexion
           Nova Scotia Finance ULC
           Senior Sec. Notes
           8.88% due 02/01/18.....................  2,485,000  2,435,300
                                                              ----------
        CHEMICALS-SPECIALTY -- 0.4%
          Ferro Corp.
           Senior Notes
           7.88% due 08/15/18.....................  1,075,000  1,115,312
          Huntsman International LLC
           Company Guar. Notes
           8.63% due 03/15/21*....................  1,400,000  1,449,000
                                                              ----------
                                                               2,564,312
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        CIRCUIT BOARDS -- 0.1%
          Viasystems, Inc.
           Senior Sec. Notes
           12.00% due 01/15/15*.................. $  500,000 $  545,625
                                                             ----------
        COAL -- 0.5%
          Consol Energy, Inc.
           Company Guar. Notes
           8.25% due 04/01/20*...................    675,000    737,437
          Foresight Energy LLC/Foresight
           Energy Corp.
           Company Guar. Notes
           9.63% due 08/15/17*...................  1,025,000  1,055,750
          Patriot Coal Corp.
           Company Guar. Notes
           8.25% due 04/30/18....................  1,025,000  1,025,000
                                                             ----------
                                                              2,818,187
                                                             ----------
        COMMERCIAL SERVICES -- 0.3%
          Ceridian Corp.
           Company Guar. Notes
           11.25% due 11/15/15...................  1,850,000  1,706,625
                                                             ----------
        COMMERCIAL SERVICES-FINANCE -- 0.1%
          Interactive Data Corp.
           Company Guar. Notes
           10.25% due 08/01/18*..................    600,000    642,000
                                                             ----------
        COMPUTER SERVICES -- 0.3%
          Affiliated Computer Services, Inc.
           Senior Notes
           5.20% due 06/01/15....................    234,000    254,538
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,095,000  1,177,125
          International Business Machines Corp.
           Senior Notes
           6.22% due 08/01/27....................    375,000    453,489
                                                             ----------
                                                              1,885,152
                                                             ----------
        COMPUTERS-PERIPHERY EQUIPMENT -- 0.1%
          Lexmark International, Inc.
           Senior Notes
           6.65% due 06/01/18....................    298,000    337,683
                                                             ----------
        CONTAINERS-METAL/GLASS -- 0.3%
          Ball Corp.
           Company Guar. Notes
           7.38% due 09/01/19....................    700,000    761,250
          Crown Cork & Seal Co., Inc.
           Senior Notes
           7.38% due 12/15/26....................    935,000    913,962
                                                             ----------
                                                              1,675,212
                                                             ----------
        CONTAINERS-PAPER/PLASTIC -- 0.3%
          Berry Plastics Corp.
           Senior Sec. Notes
           8.25% due 11/15/15....................    475,000    488,062
          Berry Plastics Corp.
           Senior Sec. Notes
           9.50% due 05/15/18....................    360,000    338,400

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        CONTAINERS-PAPER/PLASTIC (CONTINUED)
          Graphic Packaging International, Inc.
           Company Guar. Notes
           9.50% due 06/15/17.................... $  750,000 $  798,750
                                                             ----------
                                                              1,625,212
                                                             ----------
        COSMETICS & TOILETRIES -- 0.2%
          Revlon Consumer Products Corp.
           Sec. Notes
           9.75% due 11/15/15....................  1,050,000  1,102,500
                                                             ----------
        DATA PROCESSING/MANAGEMENT -- 0.1%
          Fiserv, Inc.
           Company Guar. Notes
           4.63% due 10/01/20....................    425,000    429,564
                                                             ----------
        DECISION SUPPORT SOFTWARE -- 0.2%
          PGS Solutions
           Company Guar. Notes
           9.63% due 02/15/15....................  1,350,000  1,236,938
                                                             ----------
        DIRECT MARKETING -- 0.2%
          Affinity Group, Inc.
           Company Guar. Notes
           9.00% due 02/15/12....................  1,494,000  1,114,898
                                                             ----------
        DISTRIBUTION/WHOLESALE -- 0.5%
          American Tire Distributors, Inc.
           Senior Sec. Notes
           9.75% due 06/01/17*...................  1,350,000  1,437,750
          Ingram Micro, Inc.
           Senior Notes
           5.25% due 09/01/17....................    165,000    170,904
          McJunkin Red Man Corp.
           Senior Sec. Notes
           9.50% due 12/15/16*...................  1,425,000  1,254,000
                                                             ----------
                                                              2,862,654
                                                             ----------
        DIVERSIFIED BANKING INSTITUTIONS -- 1.5%
          Bank of America Corp.
           Sub. Notes
           5.42% due 03/15/17....................     13,000     13,313
          Bank of America Corp.
           Jr. Sub. Bonds
           8.00% due 01/30/18(4)(11).............  2,320,000  2,393,173
          Bank of America Corp.
           Jr. Sub. Notes
           8.13% due 05/15/18(4)(11).............  1,305,000  1,346,160
          Citigroup, Inc.
           Sub. Notes
           5.00% due 09/15/14....................    253,000    262,776
          Citigroup, Inc.
           Sub. Notes
           5.50% due 02/15/17....................    674,000    695,959
          Citigroup, Inc.
           Senior Notes
           6.00% due 12/13/13....................    170,000    186,385
          Citigroup, Inc.
           Sub. Notes
           6.00% due 10/31/33....................    190,000    183,290

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        GMAC, Inc.
         Company Guar. Notes
         8.30% due 02/12/15*....................... $1,196,000 $1,303,640
        Goldman Sachs Group, Inc.
         Sub. Notes
         5.63% due 01/15/17........................    204,000    216,024
        Goldman Sachs Group, Inc.
         Senior Notes
         5.95% due 01/18/18........................    221,000    242,730
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/37........................    383,000    398,100
        JP Morgan Chase & Co.
         Sub. Notes
         1.55% due 09/01/15(4).....................    451,000    447,616
        JP Morgan Chase & Co.
         Jr. Sub Notes
         7.90% due 04/30/18(4)(11).................    200,000    214,326
        JP Morgan Chase Capital XXIII
         Limited Guar. Bonds
         1.38% due 05/15/77(4).....................    105,000     75,585
        Morgan Stanley
         Senior Notes
         5.55% due 04/27/17........................    442,000    468,364
        Morgan Stanley
         Senior Notes
         5.63% due 09/23/19........................    263,000    273,823
        Nationsbank Corp.
         Sub. Notes
         7.25% due 10/15/25........................    117,000    132,082
                                                               ----------
                                                                8,853,346
                                                               ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.8%
        Citigroup Capital XXI
         Company Guar. Bonds
         8.30% due 10/30/15(4).....................  2,450,000  2,572,500
        General Electric Capital Corp.
         Notes
         1.88% due 09/13/13........................    485,000    486,459
        General Electric Capital Corp.
         Senior Notes
         5.88% due 01/14/38........................    504,000    511,873
        General Electric Capital Corp.
         Senior Notes
         6.15% due 08/07/37........................    881,000    922,619
        General Electric Capital Corp.
         Senior Notes
         6.75% due 03/15/32........................    279,000    310,175
                                                               ----------
                                                                4,803,626
                                                               ----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.0%
        General Electric Co.
         Senior Notes
         5.25% due 12/06/17........................    190,000    213,845
                                                               ----------

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    E-COMMERCE/SERVICES -- 0.0%
      Expedia, Inc.
       Company Guar. Notes
       5.95% due 08/15/20*............................ $  236,000 $  238,655
                                                                  ----------
    ELECTRIC-GENERATION -- 1.2%
      AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................  1,120,000  1,209,600
      AES Corp.
       Senior Notes
       8.00% due 06/01/20.............................  1,000,000  1,085,000
      Allegheny Energy Supply Co. LLC
       Senior Notes
       6.75% due 10/15/39*............................    384,000    387,021
      Edison Mission Energy
       Senior Notes
       7.00% due 05/15/17.............................  1,275,000    921,188
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................  1,200,000    807,000
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    434,700    407,531
      Midwest Generation LLC
       Pass Through Certs.,
       Series B
       8.56% due 01/02/16.............................    399,157    394,666
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.,
       Series B
       9.24% due 07/02/17.............................    482,792    501,500
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.,
       Series C
       9.68% due 07/02/26.............................    575,000    599,438
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    550,188    569,505
                                                                  ----------
                                                                   6,882,449
                                                                  ----------
    ELECTRIC-INTEGRATED -- 1.3%
      Ameren Energy Generating Co.
       Senior Notes
       6.30% due 04/01/20.............................    308,000    304,391
      CenterPoint Energy Houston Electric LLC
       General Refunding Mtg.
       7.00% due 03/01/14.............................    415,000    489,631
      CMS Energy Corp.
       Senior Notes
       4.25% due 09/30/15.............................    293,000    295,528
      Dominion Resources, Inc.
       Senior Notes
       5.25% due 08/01/33.............................    525,000    602,867
      Entergy Corp.
       Senior Notes
       5.13% due 09/15/20.............................    590,000    588,073

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     ELECTRIC-INTEGRATED (CONTINUED)
       Entergy Gulf States Louisiana LLC
        1st Mtg. Notes
        3.95% due 10/01/20.......................... $  504,000 $  505,362
       Exelon Generation Co. LLC
        Senior Notes
        4.00% due 10/01/20..........................    480,000    480,508
       Exelon Generation Co. LLC
        Senior Notes
        5.75% due 10/01/41..........................    576,000    577,823
       Great Plains Energy, Inc.
        Senior Notes
        2.75% due 08/15/13..........................    165,000    165,729
       Mirant Americas Generation LLC
        Senior Notes
        8.50% due 10/01/21..........................  1,380,000  1,328,250
       Mirant Mid-Atlantic LLC
        Pass Through Certs.
        Series B
        9.13% due 06/30/17..........................    463,365    488,850
       Nevada Power Co.
        Notes
        5.38% due 09/15/40..........................    456,000    470,357
       Southern California Edison Co.
        1st Mtg. Bonds
        Series 04-G
        5.75% due 04/01/35..........................     80,000     91,913
       Southern Energy, Inc.
        Escrow Notes
        7.90% due 07/15/09+(5)(6)...................  1,550,000          0
       Texas Competitive Electric Holdings Co. LLC
        Company Guar. Notes
        10.25% due 11/01/15.........................  2,215,000  1,450,825
                                                                ----------
                                                                 7,840,107
                                                                ----------
     ELECTRONIC COMPONENTS-MISC. -- 0.4%
       Jabil Circuit, Inc.
        Senior Notes
        7.75% due 07/15/16..........................  1,100,000  1,205,875
       Jabil Circuit, Inc.
        Senior Notes
        8.25% due 03/15/18..........................    898,000  1,003,515
                                                                ----------
                                                                 2,209,390
                                                                ----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
       Freescale Semiconductor, Inc.
        Company Guar. Notes
        9.13% due 12/15/14(7).......................    625,000    625,000
       Freescale Semiconductor, Inc.
        Senior Sec. Notes
        9.25% due 04/15/18*.........................    725,000    754,000
       Freescale Semiconductor, Inc.
        Senior Sec. Notes
        10.13% due 03/15/18*........................    600,000    637,500
       National Semiconductor Corp.
        Senior Notes
        6.15% due 06/15/12..........................    184,000    196,178
                                                                ----------
                                                                 2,212,678
                                                                ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
        Agilent Technologies, Inc.
         Senior Notes
         5.50% due 09/14/15......................... $  247,000 $  277,695
                                                                ----------
      ENERGY-ALTERNATE SOURCES -- 0.2%
        Headwaters, Inc.
         Senior Sec. Notes
         11.38% due 11/01/14........................  1,250,000  1,331,250
                                                                ----------
      ENGINEERING/R&D SERVICES -- 0.1%
        Alion Science and Technology Corp.
         Company Guar. Notes
         10.25% due 02/01/15........................    590,000    442,500
        Alion Science and Technology Corp.
         Senior Sec. Notes
         12.00% due 11/01/14........................    325,704    324,075
                                                                ----------
                                                                   766,575
                                                                ----------
      ENTERPRISE SOFTWARE/SERVICE -- 0.4%
        JDA Software Group, Inc.
         Senior Notes
         8.00% due 12/15/14*........................    950,000  1,007,000
        Mantech International Corp.
         Company Guar. Notes
         7.25% due 04/15/18.........................  1,200,000  1,245,000
                                                                ----------
                                                                 2,252,000
                                                                ----------
      FINANCE-AUTO LOANS -- 0.2%
        Ford Motor Credit Co. LLC
         Senior Notes
         12.00% due 05/15/15........................    945,000  1,190,197
        Hyundai Capital America
         Company Guar. Notes
         3.75% due 04/06/16*........................    168,000    167,815
                                                                ----------
                                                                 1,358,012
                                                                ----------
      FINANCE-COMMERCIAL -- 0.1%
        Textron Financial Corp.
         Senior Notes
         5.40% due 04/28/13.........................    640,000    671,994
                                                                ----------
      FINANCE-CONSUMER LOANS -- 0.0%
        SLM Corp.
         Senior Notes
         5.13% due 08/27/12.........................    236,000    238,579
                                                                ----------
      FINANCE-CREDIT CARD -- 0.1%
        Discover Financial Services
         Senior Notes
         6.45% due 06/12/17.........................    399,000    429,207
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
        Lehman Brothers Holdings Capital Trust VII
         Limited Guar. Notes
         5.86% due 05/31/12+(8)(11)(13).............    222,000         22
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         6.75% due 12/28/17+(8)(13).................    280,000         28
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         7.50% due 05/11/38+(8)(13).................    361,000         36

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
        Merrill Lynch & Co., Inc.
         Sub. Notes
         6.05% due 05/16/16........................ $  400,000 $  425,757
        Merrill Lynch & Co., Inc.
         Notes
         6.88% due 04/25/18........................    456,000    511,493
        Merrill Lynch & Co., Inc.
         Senior Notes
         6.88% due 11/15/18........................    263,000    294,602
        TD Ameritrade Holding Corp.
         Company Guar. Notes
         4.15% due 12/01/14........................    469,000    498,265
                                                               ----------
                                                                1,730,203
                                                               ----------
      FINANCE-OTHER SERVICES -- 0.2%
        SquareTwo Financial Corp.
         Senior Sec. Notes
         11.63% due 04/01/17*......................  1,165,000  1,036,850
                                                               ----------
      FIREARMS & AMMUNITION -- 0.2%
        Freedom Group, Inc.
         Senior Sec. Notes
         10.25% due 08/01/15*......................  1,325,000  1,401,188
                                                               ----------
      FOOD-CONFECTIONERY -- 0.0%
        WM Wrigley Jr Co.
         Senior Sec. Notes
         3.70% due 06/30/14*.......................    175,000    181,217
                                                               ----------
      FOOD-MISC. -- 0.2%
        Kraft Foods, Inc.
         Senior Notes
         6.50% due 02/09/40........................    591,000    691,982
        Kraft Foods, Inc.
         Senior Notes
         6.75% due 02/19/14........................    416,000    483,727
                                                               ----------
                                                                1,175,709
                                                               ----------
      FOOD-RETAIL -- 0.0%
        Ahold Finance USA LLC
         Company Guar. Notes
         6.88% due 05/01/29........................    226,000    268,025
                                                               ----------
      FUNERAL SERVICES & RELATED ITEMS -- 0.5%
        Carriage Services, Inc.
         Company Guar. Notes
         7.88% due 01/15/15........................  1,675,000  1,649,875
        Service Corp. International
         Senior Notes
         8.00% due 11/15/21........................  1,125,000  1,203,750
                                                               ----------
                                                                2,853,625
                                                               ----------
      GAMBLING (NON-HOTEL) -- 0.4%
        Downstream Development Authority
         Senior Sec. Notes
         12.00% due 10/15/15*......................  1,775,000  1,697,344
        Waterford Gaming LLC
         Senior Notes
         8.63% due 09/15/14*.......................  1,083,000    487,350
                                                               ----------
                                                                2,184,694
                                                               ----------

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       GAS-DISTRIBUTION -- 0.0%
         MXEnergy Holdings, Inc.
          Senior Sec. Notes
          13.25% due 08/01/14*(5)(6)............... $  277,000 $  247,915
                                                               ----------
       GAS-TRANSPORTATION -- 0.4%
         Sabine Pass LNG LP
          Senior Sec. Notes
          7.50% due 11/30/16.......................  2,680,000  2,445,500
                                                               ----------
       HAZARDOUS WASTE DISPOSAL -- 0.2%
         Clean Harbors, Inc.
          Senior Sec. Notes
          7.63% due 08/15/16.......................    990,000  1,029,600
                                                               ----------
       HEALTH CARE COST CONTAINMENT -- 0.0%
         Team Health, Inc.
          Company Guar. Notes
          11.25% due 12/01/13......................    223,000    230,805
                                                               ----------
       HOME FURNISHINGS -- 0.2%
         Norcraft Cos., LP/Norcraft Finance Corp.
          Senior Sec. Notes
          10.50% due 12/15/15......................  1,055,000  1,102,475
                                                               ----------
       INDEPENDENT POWER PRODUCERS -- 1.3%
         Calpine Corp.
          Senior Sec. Notes
          7.88% due 07/31/20.......................  1,255,000  1,289,512
         Calpine Corp.
          Escrow Notes
          8.75% due 07/15/13+(5)(6)................  4,203,000          0
         Dynegy-Roseton/Danskammer
          Pass Through Certs.
          Series B
          7.67% due 11/08/16.......................  1,720,000  1,595,300
         GenOn Escrow Corp.
          Senior Notes
          9.50% due 10/15/18*......................    475,000    457,188
         GenOn Escrow Corp.
          Senior Notes
          9.88% due 10/15/20*......................    475,000    453,625
         NGC Corp. Capital Trust I
          Company Guar. Bonds
          8.32% due 06/01/27.......................  1,090,000    523,200
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................  1,535,000  1,579,131
         NRG Energy, Inc.
          Company Guar. Notes
          8.25% due 09/01/20*......................  1,175,000  1,211,719
         RRI Energy, Inc.
          Senior Notes
          7.88% due 12/31/17.......................    232,000    216,340
                                                               ----------
                                                                7,326,015
                                                               ----------
       INSURANCE-LIFE/HEALTH -- 0.6%
         Jefferson-Pilot Corp.
          Senior Notes
          4.75% due 01/30/14.......................    227,000    240,968

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       INSURANCE-LIFE/HEALTH (CONTINUED)
         Lincoln National Corp.
          Jr. Sub. Bonds
          7.00% due 05/17/16(4)................... $2,200,000 $2,068,000
         Nationwide Financial Services, Inc.
          Senior Notes
          5.90% due 07/01/12......................    284,000    300,518
         Protective Life Corp.
          Senior Notes
          8.45% due 10/15/39......................    540,000    592,004
         Unum Group
          Senior Notes
          5.63% due 09/15/20......................    173,000    177,741
                                                              ----------
                                                               3,379,231
                                                              ----------
       INSURANCE-MULTI-LINE -- 0.3%
         Genworth Financial, Inc.
          Senior Notes
          4.95% due 10/01/15......................    234,000    234,606
         Hartford Financial Services Group, Inc.
          Senior Notes
          5.50% due 10/15/16......................    187,000    199,041
         MetLife, Inc.
          Senior Notes
          6.75% due 06/01/16......................    230,000    274,564
         Metropolitan Life Global Funding I
          Senior Sec. Notes
          2.88% due 09/17/12*.....................    460,000    473,416
         Nationwide Mutual Insurance Co.
          Notes
          9.38% due 08/15/39*.....................    346,000    408,580
                                                              ----------
                                                               1,590,207
                                                              ----------
       INSURANCE-MUTUAL -- 0.6%
         Liberty Mutual Group, Inc.
          Senior Notes
          5.75% due 03/15/14*.....................    195,000    204,987
         Liberty Mutual Group, Inc.
          Senior Notes
          6.50% due 03/15/35*.....................    274,000    250,902
         Liberty Mutual Group, Inc.
          Company Guar. Notes
          7.80% due 03/07/37*.....................    727,000    687,015
         Liberty Mutual Group, Inc.
          Company Guar. Bonds
          10.75% due 06/15/58*(4).................  2,015,000  2,377,700
                                                              ----------
                                                               3,520,604
                                                              ----------
       INVESTMENT COMPANIES -- 0.1%
         Fox Acquisition Sub LLC
          Senior Notes
          13.38% due 07/15/16*....................    625,000    643,750
                                                              ----------
       MACHINERY-FARMING -- 0.2%
         Case New Holland, Inc.
          Senior Notes
          7.88% due 12/01/17*.....................    950,000  1,031,938
                                                              ----------

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        MEDICAL INSTRUMENTS -- 0.1%
          Accellent, Inc.
           Senior Sec. Notes
           8.38% due 02/01/17.................... $  725,000 $  739,500
                                                             ----------
        MEDICAL PRODUCTS -- 0.1%
          Universal Hospital Services, Inc.
           Senior Sec. Notes
           8.50% due 06/01/15(7).................    775,000    779,844
                                                             ----------
        MEDICAL-BIOMEDICAL/GENE -- 0.3%
          Bio-Rad Laboratories, Inc.
           Senior Sub. Notes
           8.00% due 09/15/16....................  1,140,000  1,236,900
          Life Technologies Corp.
           Senior Notes
           3.38% due 03/01/13....................    225,000    231,487
                                                             ----------
                                                              1,468,387
                                                             ----------
        MEDICAL-DRUGS -- 0.5%
          Schering-Plough Corp
           Company Guar. Notes
           6.00% due 09/15/17....................    258,000    313,456
          Valeant Pharmaceuticals International
           Senior Notes
           6.75% due 10/01/17*...................    800,000    816,000
          Valeant Pharmaceuticals International
           Company Guar. Notes
           8.38% due 06/15/16....................  1,575,000  1,827,000
                                                             ----------
                                                              2,956,456
                                                             ----------
        MEDICAL-GENERIC DRUGS -- 0.1%
          Watson Pharmaceuticals, Inc.
           Senior Notes
           6.13% due 08/15/19....................    404,000    468,481
                                                             ----------
        MEDICAL-HMO -- 0.1%
          Aetna, Inc.
           Senior Notes.
           6.75% due 12/15/37....................    336,000    391,362
          UnitedHealth Group, Inc.
           Senior Notes
           5.25% due 03/15/11....................    325,000    331,177
                                                             ----------
                                                                722,539
                                                             ----------
        MEDICAL-HOSPITALS -- 1.7%
          Capella Healthcare, Inc.
           Company Guar. Notes
           9.25% due 07/01/17*...................  1,350,000  1,444,500
          HCA, Inc.
           Senior Notes
           7.50% due 11/15/95....................  2,375,000  1,876,250
          HCA, Inc.
           Senior Sec. Notes
           8.50% due 04/15/19....................  3,025,000  3,372,875
          Select Medical Corp.
           Company Guar. Notes
           7.63% due 02/01/15....................  1,895,000  1,849,994

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        MEDICAL-HOSPITALS (CONTINUED)
          Tenet Healthcare Corp.
           Senior Notes
           9.25% due 02/01/15.................... $1,100,000 $1,181,125
                                                             ----------
                                                              9,724,744
                                                             ----------
        MINING SERVICES -- 0.1%
          Noranda Aluminum Acquisition Corp.
           Company Guar. Notes
           5.37% due 05/15/15(4)(7)..............    936,269    787,636
                                                             ----------
        MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.1%
          Radnet Management, Inc.
           Senior Notes
           10.38% due 04/01/18*..................    350,000    320,250
                                                             ----------
        MULTIMEDIA -- 0.5%
          Haights Cross Operating Co.
           Bonds
           16.00% due 03/15/14+(4)(5)(6).........    461,095    447,262
          Historic TW, Inc.
           Company Guar. Notes
           6.63% due 05/15/29....................    180,000    203,890
          NBC Universal, Inc.
           Senior Notes
           5.95% due 04/01/41*...................    480,000    493,733
          NBC Universal, Inc.
           Senior Notes
           6.40% due 04/30/40*...................    349,000    379,999
          News America, Inc.
           Company Guar. Notes
           6.20% due 12/15/34....................    495,000    534,736
          Time Warner Cos., Inc.
           Company Guar. Notes
           6.95% due 01/15/28....................    409,000    475,655
          Time Warner Entertainment Co. LP
           Company Guar. Notes
           8.38% due 07/15/33....................    250,000    324,001
                                                             ----------
                                                              2,859,276
                                                             ----------
        MUSIC -- 0.2%
          WMG Acquisition Corp.
           Senior Sec. Notes
           9.50% due 06/15/16....................  1,300,000  1,391,000
                                                             ----------
        NON-FERROUS METALS -- 0.0%
          Renco Metals, Inc.
           Bonds
           11.50% due 07/01/03+(5)(6)(10)(14)....    500,000          0
                                                             ----------
        NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
          Allied Waste North America, Inc.
           Company Guar. Notes
           7.13% due 05/15/16....................    673,000    720,951
          Casella Waste Systems, Inc.
           Senior Sec. Notes
           11.00% due 07/15/14...................    700,000    766,500
          Republic Services, Inc.
           Company Guar. Notes
           5.25% due 11/15/21....................    267,000    295,000

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
       Waste Management, Inc.
        Company Guar. Notes
        6.13% due 11/30/39.......................... $  331,000 $  366,533
                                                                ----------
                                                                 2,148,984
                                                                ----------
     OIL & GAS DRILLING -- 0.1%
       Pride International, Inc.
        Senior Notes
        6.88% due 08/15/20..........................    257,000    279,809
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.1%
       Atlas Energy Operating Co. LLC/
        Atlas Energy Finance Corp.
        Company Guar. Notes
        10.75% due 02/01/18.........................  1,150,000  1,273,625
       ATP Oil & Gas Corp.
        Senior Sec. Notes
        11.88% due 05/01/15*........................    800,000    688,000
       Belden & Blake Corp.
        Company Guar. Sec.
        Notes 8.75% due 07/15/12....................    150,000    147,000
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15..........................  1,731,000  1,683,397
       Chesapeake Energy Corp.
        Company Guar. Notes
        6.88% due 08/15/18..........................    140,000    146,650
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.25% due 12/15/18..........................    425,000    457,938
       Chesapeake Energy Corp.
        Senior Notes
        9.50% due 02/15/15..........................  1,140,000  1,319,550
       Denbury Resources, Inc.
        Company Guar. Notes
        9.75% due 03/01/16..........................    225,000    252,563
       Encore Acquisition Co.
        Senior Notes
        9.50% due 05/01/16..........................    720,000    803,700
       Hilcorp Energy I LP
        Senior Notes
        7.75% due 11/01/15*.........................    995,000  1,004,950
       Kerr-McGee Corp.
        Company Guar. Notes
        6.95% due 07/01/24..........................    312,000    340,351
       Linn Energy LLC/Linn Energy Finance Corp.
        Senior Notes
        8.63% due 04/15/20*.........................  1,500,000  1,590,000
       Plains Exploration & Production Co.
        Company Guar. Notes
        10.00% due 03/01/16.........................    600,000    684,000
       QEP Resources, Inc.
        Senior Notes
        6.88% due 03/01/21..........................    900,000    974,250
       Range Resources Corp.
        Company Guar. Notes
        6.75% due 08/01/20..........................    125,000    130,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION               AMOUNT**   (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
        SandRidge Energy, Inc.
         Company Guar. Notes
         8.75% due 01/15/20*........................ $575,000  $   569,250
        XTO Energy, Inc.
         Senior Notes
         6.50% due 12/15/18.........................  155,000      197,377
                                                               -----------
                                                                12,262,601
                                                               -----------
      OIL COMPANIES-INTEGRATED -- 0.2%
        Hess Corp.
         Senior Notes
         5.60% due 02/15/41.........................  162,000      169,031
        Hess Corp.
         Senior Notes
         7.88% due 10/01/29.........................  691,000      894,509
                                                               -----------
                                                                 1,063,540
                                                               -----------
      OIL REFINING & MARKETING -- 0.1%
        Western Refining, Inc.
         Senior Sec. Notes
         11.25% due 06/15/17*.......................  425,000      399,500
                                                               -----------
      OIL-FIELD SERVICES -- 0.3%
        Basic Energy Services, Inc.
         Senior Sec. Notes
         11.63% due 08/01/14........................  875,000      962,500
        Helix Energy Solutions Group, Inc.
         Company Guar. Notes
         9.50% due 01/15/16*........................  990,000    1,002,375
                                                               -----------
                                                                 1,964,875
                                                               -----------
      PAPER & RELATED PRODUCTS -- 0.8%
        Caraustar Industries, Inc.
         Senior Sec. Notes
         10.00% due 08/15/14(5)(6)(7)...............  200,821      187,767
        Cellu Tissue Holdings, Inc.
         Senior Sec. Notes
         11.50% due 06/01/14........................  625,000      734,375
        Georgia-Pacific LLC
         Company Guar. Notes
         7.13% due 01/15/17*........................  365,000      386,444
        Georgia-Pacific LLC
         Senior Notes
         7.75% due 11/15/29.........................  277,000      290,850
        Verso Paper Holdings LLC/Verso Paper, Inc.
         Senior Sec. Notes
         9.13% due 08/01/14.........................  200,000      200,500
        Verso Paper Holdings LLC/Verso Paper, Inc.
         Senior Sec. Notes
         11.50% due 07/01/14........................  500,000      547,500
        Westvaco Corp.
         Company Guar. Notes
         7.95% due 02/15/31.........................  198,000      213,766

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     --------------------------------------------------------------------
     PAPER & RELATED PRODUCTS (CONTINUED)
       Westvaco Corp.
        Company Guar. Notes
        8.20% due 01/15/30.......................... $1,970,000 $2,154,603
                                                                ----------
                                                                 4,715,805
                                                                ----------
     PHOTO EQUIPMENT & SUPPLIES -- 0.2%
       Eastman Kodak Co.
        Senior Sec. Notes
        9.75% due 03/01/18*.........................  1,330,000  1,296,750
                                                                ----------
     PHYSICIANS PRACTICE MANAGEMENT -- 0.3%
       US Oncology, Inc.
        Senior Sec. Notes
        9.13% due 08/15/17..........................  1,820,000  1,929,200
                                                                ----------
     PIPELINES -- 1.5%
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16..........................    685,000    698,700
       Crosstex Energy LP/Crosstex Energy
        Finance Corp.
        Company Guar. Notes
        8.88% due 02/15/18..........................    650,000    680,875
       El Paso Corp.
        Senior Notes
        6.50% due 09/15/20*.........................    150,000    152,625
       El Paso Corp.
        Senior Notes
        6.88% due 06/15/14..........................    625,000    668,217
       El Paso Natural Gas Co.
        Senior Notes
        5.95% due 04/15/17..........................    575,000    633,061
       El Paso Pipeline Partners Operating Co. LLC
        Company Guar. Notes
        6.50% due 04/01/20..........................    490,000    528,966
       Energy Transfer Equity LP
        Company Guar. Notes
        7.50% due 10/15/20..........................  1,225,000  1,289,312
       Enterprise Products Operating LLC
        Company Guar. Notes
        6.45% due 09/01/40..........................    300,000    333,496
       MarkWest Energy Partners
        LP/MarkWest Energy Finance Corp.
        Company Guar. Notes
        8.50% due 07/15/16..........................    550,000    580,250
       MarkWest Energy Partners
        LP/MarkWest Energy Finance Corp.
        Company Guar. Notes
        8.75% due 04/15/18..........................    525,000    567,000
       Plains All American Pipeline LP
        Company Guar. Notes
        4.25% due 09/01/12..........................    156,000    162,710
       Plains All American Pipeline LP
        Company Guar. Notes
        5.63% due 12/15/13..........................    370,000    404,635
       Regency Energy Partners LP/Regency
        Energy Finance Corp.
        Company Guar. Notes
        8.38% due 12/15/13..........................    415,000    432,638

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      PIPELINES (CONTINUED)
        Rockies Express Pipeline LLC
         Senior Notes
         5.63% due 04/15/20*....................... $  430,000 $  432,350
        Southern Star Central Corp.
         Senior Notes
         6.75% due 03/01/16........................    650,000    656,500
        Tennessee Gas Pipeline Co.
         Senior Notes
         8.00% due 02/01/16........................    193,000    229,670
        Williams Partners LP
         Senior Notes
         7.50% due 06/15/11........................    544,000    567,366
                                                               ----------
                                                                9,018,371
                                                               ----------
      PRINTING-COMMERCIAL -- 0.2%
        Valassis Communications, Inc.
         Company Guar. Notes
         8.25% due 03/01/15........................  1,137,000  1,193,850
                                                               ----------
      PUBLISHING-BOOKS -- 0.2%
        TL Acquisitions, Inc.
         Senior Notes
         10.50% due 01/15/15*......................    975,000    968,906
                                                               ----------
      PUBLISHING-NEWSPAPERS -- 0.1%
        Gannett Co., Inc.
         Company Guar. Notes
         8.75% due 11/15/14*.......................    425,000    466,437
        Gannett Co., Inc.
         Company Guar. Notes
         9.38% due 11/15/17*.......................    275,000    300,438
                                                               ----------
                                                                  766,875
                                                               ----------
      REAL ESTATE INVESTMENT TRUSTS -- 0.5%
        Brandywine Operating Partnership LP
         Company Guar. Notes
         5.70% due 05/01/17........................    191,000    193,420
        Developers Diversified Realty Corp.
         Senior Notes
         7.88% due 09/01/20........................    900,000    932,541
        DuPont Fabros Technology LP
         Company Guar. Notes
         8.50% due 12/15/17........................  1,125,000  1,206,563
        Federal Realty Investors Trust
         Senior Notes
         5.90% due 04/01/20........................     95,000    105,644
        Liberty Property LP
         Senior Notes
         4.75% due 10/01/20........................    316,000    318,237
                                                               ----------
                                                                2,756,405
                                                               ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
        CB Richard Ellis Services, Inc.
         Company Guar. Notes
         11.63% due 06/15/17.......................    775,000    897,063
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.0%
        Regency Centers LP
         Company Guar. Notes
         4.80% due 04/15/21........................    246,000    245,656
                                                               ----------

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        RECYCLING -- 0.0%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14+(7)(8)(13).......... $3,285,000 $    8,213
                                                              ----------
        RENTAL AUTO/EQUIPMENT -- 0.6%
          Avis Budget Car Rental LLC / Avis
           Budget Finance, Inc.
           Company Guar. Notes
           9.63% due 03/15/18.....................    975,000  1,031,063
          Hertz Corp. Company
           Guar. Notes
           7.50% due 10/15/18*....................  1,000,000  1,000,000
          RSC Equipment Rental, Inc.
           Senior Notes
           9.50% due 12/01/14.....................  1,230,000  1,274,587
                                                              ----------
                                                               3,305,650
                                                              ----------
        RETAIL-APPAREL/SHOE -- 0.2%
          Limited Brands, Inc.
           Senior Notes
           6.95% due 03/01/33.....................    847,000    775,005
          Limited Brands, Inc.
           Company Guar. Notes
           7.00% due 05/01/20.....................    100,000    108,000
          Limited Brands, Inc.
           Company Guar. Notes
           8.50% due 06/15/19.....................    365,000    424,313
                                                              ----------
                                                               1,307,318
                                                              ----------
        RETAIL-DRUG STORE -- 0.3%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27.....................    415,000    473,136
          CVS Pass-Through Trust
           Pass Through Certs.
           7.51% due 01/10/32*....................    185,952    218,189
          Rite Aid Corp.
           Senior Sec. Notes
           10.25% due 10/15/19....................    600,000    624,750
          Rite Aid Corp.
           Senior Sec. Notes
           10.38% due 07/15/16....................    425,000    442,531
                                                              ----------
                                                               1,758,606
                                                              ----------
        RETAIL-MAJOR DEPARTMENT STORES -- 0.0%
          Sears Holdings Corp.
           Senior Sec. Notes
           6.63% due 10/15/18*....................    250,000    250,828
                                                              ----------
        RETAIL-PROPANE DISTRIBUTION -- 0.3%
          Ferrellgas LP/Ferrellgas Finance Corp.
           Senior Notes
           6.75% due 05/01/14.....................    539,000    548,432
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           7.00% due 10/01/18*....................    281,000    288,025

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      RETAIL-PROPANE DISTRIBUTION (CONTINUED)
        Inergy LP/Inergy Finance Corp.
         Company Guar. Notes
         8.25% due 03/01/16........................ $  725,000 $  761,250
                                                               ----------
                                                                1,597,707
                                                               ----------
      RETAIL-REGIONAL DEPARTMENT STORES -- 0.4%
        Macy's Retail Holdings, Inc.
         Company Guar. Notes
         6.38% due 03/15/37........................    421,000    416,790
        Macy's Retail Holdings, Inc.
         Company Guar. Notes
         6.65% due 07/15/24........................    450,000    457,875
        Macy's Retail Holdings, Inc.
         Company Guar. Notes
         6.90% due 04/01/29........................    400,000    405,000
        Macy's Retail Holdings, Inc.
         Company Guar. Notes
         7.45% due 10/15/16........................    679,000    755,387
                                                               ----------
                                                                2,035,052
                                                               ----------
      RETAIL-RESTAURANTS -- 0.3%
        Games Merger Corp.
         Senior Notes
         11.00% due 06/01/18*......................    350,000    378,000
        Landry's Restaurants, Inc.
         Senior Sec. Notes
         11.63% due 12/01/15.......................    575,000    606,625
        Wendy's/Arby's Restaurants LLC
         Company Guar. Notes
         10.00% due 07/15/16.......................    600,000    638,250
                                                               ----------
                                                                1,622,875
                                                               ----------
      RETAIL-TOY STORES -- 0.3%
        Toys R Us Property Co. LLC
         Senior Sec. Notes
         8.50% due 12/01/17*.......................  1,625,000  1,718,437
                                                               ----------
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(5)(6)(10)(14)........    100,000          0
                                                               ----------
      SAVINGS & LOANS/THRIFTS -- 0.0%
        Amsouth Bank NA
         Sub. Notes
         4.85% due 04/01/13........................    210,000    211,510
                                                               ----------
      SEISMIC DATA COLLECTION -- 0.2%
        Geokinetics Holdings, Inc.
         Senior Sec. Notes
         9.75% due 12/15/14*.......................  1,115,000    975,625
                                                               ----------
      SPECIAL PURPOSE ENTITIES -- 0.6%
        Capital One Capital V
         Limited Guar. Notes
         10.25% due 08/15/39.......................  1,150,000  1,244,875
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  1,045,000    611,325

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         SPECIAL PURPOSE ENTITIES (CONTINUED)
           Goldman Sachs Capital III
            Company Guar. Notes
            1.07% due 09/01/12(4)(11)........... $  224,000 $  155,120
           Local TV Finance LLC
            Senior Notes
            10.00% due 06/15/15*(7).............    648,649    572,433
           MassMutual Global Funding II
            Senior Notes
            2.30% due 09/28/15*.................    414,000    416,918
           Teco Finance, Inc.
            Company Guar. Notes
            6.57% due 11/01/17..................    160,000    187,090
           Teco Finance, Inc.
            Company Guar. Notes
            7.00% due 05/01/12..................     98,000    106,320
                                                            ----------
                                                             3,294,081
                                                            ----------
         STEEL-PRODUCERS -- 1.0%
           AK Steel Corp.
            Company Guar. Notes
            7.63% due 05/15/20..................    750,000    759,375
           Ryerson, Inc.
            Senior Sec. Notes
            12.00% due 11/01/15.................  1,422,000  1,464,660
           Steel Dynamics, Inc.
            Company Guar. Notes
            6.75% due 04/01/15..................  1,090,000  1,114,525
           Steel Dynamics, Inc.
            Company Guar. Notes
            7.75% due 04/15/16..................    975,000  1,011,562
           United States Steel Corp.
            Senior Notes
            7.38% due 04/01/20..................  1,150,000  1,198,875
                                                            ----------
                                                             5,548,997
                                                            ----------
         STORAGE/WAREHOUSING -- 0.2%
           Mobile Mini, Inc.
            Company Guar. Notes
            9.75% due 08/01/14..................  1,310,000  1,368,950
                                                            ----------
         TELECOM EQUIPMENT-FIBER OPTICS -- 0.0%
           Corning, Inc.
            Senior Notes
            5.75% due 08/15/40..................    177,000    187,757
                                                            ----------
         TELECOM SERVICES -- 0.8%
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.18% due 12/15/23..................     50,000     37,531
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.20% due 11/29/23..................    225,000    168,891
           Cincinnati Bell Telephone Co. LLC
            Company Guar. Notes
            7.27% due 12/11/23..................    375,000    281,484
           PAETEC Holding Corp
            Senior Sec. Notes
            8.88% due 06/30/17..................  1,225,000  1,280,125

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       TELECOM SERVICES (CONTINUED)
         Qwest Corp.
          Senior Notes
          8.88% due 03/15/12....................... $1,254,000 $1,376,265
         SBA Telecommunications, Inc.
          Company Guar. Notes
          8.25% due 08/15/19.......................  1,475,000  1,622,500
                                                               ----------
                                                                4,766,796
                                                               ----------
       TELEPHONE-INTEGRATED -- 1.3%
         Frontier Communications Corp.
          Senior Notes
          8.13% due 10/01/18.......................  1,050,000  1,147,125
         Frontier Communications Corp.
          Senior Notes
          8.25% due 04/15/17.......................    350,000    382,813
         Frontier Communications Corp.
          Senior Notes
          8.50% due 04/15/20.......................    350,000    386,312
         Level 3 Financing, Inc.
          Company Guar. Notes
          10.00% due 02/01/18......................  1,025,000    922,500
         Qwest Communications International, Inc.
          Company Guar. Notes
          8.00% due 10/01/15.......................  1,175,000  1,271,937
         Sprint Capital Corp.
          Company Guar. Notes
          6.88% due 11/15/28.......................  1,500,000  1,372,500
         Sprint Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/32.......................  1,500,000  1,575,000
         Verizon Virginia, Inc.
          Senior Notes
          4.63% due 03/15/13.......................    250,000    267,820
                                                               ----------
                                                                7,326,007
                                                               ----------
       TELEVISION -- 0.3%
         Paxson Communications Corp.
          Escrow Notes
          8.38% due 01/15/13*+(5)(6)...............  1,849,114      9,246
         Umbrella Acquisition, Inc.
          Company Guar. Notes
          9.75% due 03/15/15*(7)...................  1,415,217  1,355,070
         Viacom, Inc.
          Company Guar. Notes
          4.63% due 05/15/18.......................    276,000    285,365
         Young Broadcasting, Inc.
          Escrow Notes
          8.75% due 01/15/14+(5)...................    380,000          0
         Young Broadcasting, Inc.
          Escrow Notes
          10.00% due 03/01/11+(5)..................  1,075,000          0
                                                               ----------
                                                                1,649,681
                                                               ----------
       TRANSPORT-AIR FREIGHT -- 0.4%
         Atlas Air, Inc.
          Pass Through Certs.
          Series 1991-1, Class A-2
          6.88% due 01/02/11.......................    108,771    105,508

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      TRANSPORT-AIR FREIGHT (CONTINUED)
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class A-1
         7.20% due 01/02/19........................ $1,289,403 $1,302,297
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1991-1, Class B 7.63% due 01/02/15.     37,330     32,103
        Atlas Air, Inc.
         Pass Through Certs.
         Series 2000-1, Class A
         8.71% due 01/02/20........................    372,376    362,136
        Atlas Air, Inc.
         Pass Through Certs.
         Series 2000-1, Class B
         9.06% due 07/02/17........................    552,559    541,507
                                                               ----------
                                                                2,343,551
                                                               ----------
      TRANSPORT-EQUIPMENT & LEASING -- 0.1%
        GATX Corp.
         Senior Notes
         4.75% due 10/01/12........................    332,000    348,985
        GATX Corp.
         Senior Notes
         4.75% due 05/15/15........................    195,000    208,493
                                                               ----------
                                                                  557,478
                                                               ----------
      TRANSPORT-RAIL -- 0.0%
        Union Pacific Corp.
         Senior Notes
         5.75% due 11/15/17........................    170,000    196,045
                                                               ----------
      TRANSPORT-SERVICES -- 0.2%
        Bristow Group, Inc.
         Company Guar. Notes
         7.50% due 09/15/17........................    699,000    716,475
        PHI, Inc.
         Company Guar. Notes
         8.63% due 10/15/18*.......................    300,000    294,750
        Ryder System, Inc.
         Notes
         3.60% due 03/01/16........................    137,000    139,104
                                                               ----------
                                                                1,150,329
                                                               ----------
      WEB HOSTING/DESIGN -- 0.3%
        Equinix, Inc.
         Senior Notes
         8.13% due 03/01/18........................  1,510,000  1,611,925
                                                               ----------
      WIRE & CABLE PRODUCTS -- 0.1%
        Coleman Cable, Inc.
         Company Guar. Notes
         9.00% due 02/15/18........................    600,000    613,500
                                                               ----------
      WIRELESS EQUIPMENT -- 0.2%
        Motorola, Inc.
         Senior Notes
         5.38% due 11/15/12........................    435,000    463,197

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT**     (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       WIRELESS EQUIPMENT (CONTINUED)
         Motorola, Inc.
          Senior Notes
          6.50% due 09/01/25.................... $  441,000 $    479,936
                                                            ------------
                                                                 943,133
                                                            ------------
       TOTAL U.S. CORPORATE BONDS & NOTES
          (cost $254,129,258)...................             257,769,696
                                                            ------------
       FOREIGN CORPORATE BONDS & NOTES -- 9.2%
       BANKS-COMMERCIAL -- 1.5%
         Akbank TAS
          Senior Notes
          5.13% due 07/22/15*...................  1,275,000    1,270,027
         ANZ National International, Ltd.
          Bank Guar. Notes
          6.20% due 07/19/13*...................    220,000      244,503
         ATF Bank JSC
          Bank Guar. Notes
          9.25% due 02/21/14....................    580,000      627,850
         Banco ABC Brasil SA
          Bonds
          7.88% due 04/08/20*...................    710,000      740,175
         Banco Bradesco SA
          Sub. Notes
          5.90% due 01/16/21*...................    680,000      690,200
         Banco Cruzeiro do Sul SA
          Sub. Notes
          8.88% due 09/22/20*...................    630,000      664,589
         Banco de Credito del Peru
          Senior Notes
          5.38% due 09/16/20*...................    620,000      626,833
         Bank of Tokyo-Mitsubishi UFJ, Ltd.
          Notes
          2.45% due 09/11/15*...................    471,000      476,539
         Barclays Bank PLC
          Jr. Sub. Bonds
          5.93% due 12/15/16*(4)(11)............    396,000      370,260
         Barclays Bank PLC
          Sub. Notes
          6.05% due 12/04/17*...................    185,000      200,630
         Barclays Bank PLC
          Jr. Sub. Notes
          6.86% due 06/15/32*(4)(11)............    180,000      170,100
         BNP Paribas
          Bank Guar. Notes
          4.80% due 06/24/15*...................    195,000      209,779
         BOM Capital PLC
          Senior Notes
          6.70% due 03/11/15*...................    650,000      660,595
         Group BPCE SA
          Senior Notes
          2.38% due 10/04/13*...................    420,000      420,151
         Groupe BPCE
          Notes
          2.78% due 06/30/10(4)(11).............    141,000       92,349
         Nordea Bank AB
          Jr. Sub. Bonds
          8.38% due 03/25/15(4)(11).............    184,000      196,972

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     BANKS-COMMERCIAL (CONTINUED)
       Royal Bank of Scotland PLC
        Bank Guar. Notes
        3.95% due 09/21/15.......................... $  320,000 $  323,346
       The Royal Bank of Scotland PLC
        Company Guar. Notes
        5.63% due 08/24/20..........................    251,000    263,164
       Westpac Banking Corp.
        Jr. Sub. Notes
        0.65% due 03/31/10(4)(11)...................  1,050,000    630,000
                                                                ----------
                                                                 8,878,062
                                                                ----------
     BANKS-MONEY CENTER -- 0.1%
       Lloyds TSB Bank PLC
        Company Guar. Notes
        6.50% due 09/14/20*.........................    450,000    454,336
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
       Corp GEO SAB de CV
        Company Guar. Notes
        9.25% due 06/30/20*.........................    320,000    362,800
       Desarrolladora Homex SAB de CV
        Company Guar. Notes
        9.50% due 12/11/19*.........................    720,000    810,000
       Urbi Desarrollos Urbanos SAB de CV
        Company Guar. Notes
        9.50% due 01/21/20*.........................    550,000    625,625
                                                                ----------
                                                                 1,798,425
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.1%
       Rearden G Holdings EINS GmbH
        Company Guar. Notes
        7.88% due 03/30/20*.........................    540,000    577,800
                                                                ----------
     CELLULAR TELECOM -- 0.3%
       MTS International Funding, Ltd.
        Senior Sec. Notes
        8.63% due 06/22/20*.........................    850,000    973,250
       Telemovil Finance Co., Ltd.
        Company Guar. Notes
        8.00% due 10/01/17*.........................    630,000    647,223
                                                                ----------
                                                                 1,620,473
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.2%
       OXEA Finance/Cy SCA
        Senior Sec. Notes
        9.50% due 07/15/17*.........................    950,000  1,025,365
                                                                ----------
     CHEMICALS-PLASTICS -- 0.2%
       Montell Finance Co. BV
        Company Guar. Notes
        8.10% due 03/15/27*.........................  1,325,000  1,228,937
                                                                ----------
     COAL -- 0.3%
       Adaro Indonesia PT
        Company Guar. Notes
        7.63% due 10/22/19..........................    500,000    545,000
       Bumi Investment Pte, Ltd.
        Company Guar. Notes
        10.75% due 10/06/17*........................    530,000    530,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL   VALUE
                   SECURITY DESCRIPTION              AMOUNT**   (NOTE 2)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       COAL (CONTINUED)
         Indo Integrated Energy II BV
          Company Guar. Notes
          9.75% due 11/05/16*....................... $590,000  $  675,550
                                                               ----------
                                                                1,750,550
                                                               ----------
       COMPUTERS-MEMORY DEVICES -- 0.1%
         Seagate HDD Cayman
          Company Guar. Notes
          6.88% due 05/01/20*.......................  800,000     782,000
                                                               ----------
       CONTAINERS-METAL/GLASS -- 0.1%
         Ardagh Packaging Finance PLC
          Senior Sec. Notes
          7.38% due 10/15/17*.......................  150,000     150,000
         Ardagh Packaging Finance PLC
          Company Guar. Notes
          9.13% due 10/15/20*.......................  150,000     150,000
                                                               ----------
                                                                  300,000
                                                               ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 0.1%
         Credit Agricole SA
          Jr. Sub. Bonds
          6.64% due 05/31/17*(4)(11)................  239,000     217,490
         Natixis
          Sub. Notes
          0.78% due 01/15/19(4).....................  150,000     129,308
                                                               ----------
                                                                  346,798
                                                               ----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 0.0%
         Tyco International Finance
          Company Guar. Notes
          3.38% due 10/15/15........................  200,000     211,058
                                                               ----------
       DIVERSIFIED MINERALS -- 0.1%
         BHP Billiton Finance USA, Ltd.
          Company Guar. Notes
          6.42% due 03/01/26........................  454,000     542,392
                                                               ----------
       ELECTRIC-INTEGRATED -- 0.0%
         Iberdrola Finance Ireland, Ltd.
          Company Guar. Notes
          3.80% due 09/11/14*.......................  221,000     227,038
                                                               ----------
       FINANCE-OTHER SERVICES -- 0.3%
         Biz Finance PLC for Ukreximbank
          Senior Notes
          8.38% due 04/27/15........................  480,000     492,000
         DTEK Finance BV
          Company Guar. Notes
          9.50% due 04/28/15*.......................  675,000     691,740
         Sydney Airport Finance Co. Property, Ltd.
          Company Guar. Notes
          5.13% due 02/22/21*.......................  435,000     434,574
                                                               ----------
                                                                1,618,314
                                                               ----------
       FORESTRY -- 0.1%
         Tembec Industries, Inc.
          Senior Sec. Notes
          11.25% due 12/15/18*......................  400,000     374,500
                                                               ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     GOLD MINING -- 0.1%
       Gold Fields Orogen Holding BVI, Ltd.
        Company Guar. Notes
        4.88% due 10/07/20*......................... $  396,000 $  393,216
                                                                ----------
     IMPORT/EXPORT -- 0.2%
       Marfrig Overseas, Ltd.
        Company Guar. Notes
        9.50% due 05/04/20*.........................    690,000    732,262
       Minerva Overseas II, Ltd.
        Company Guar. Notes
        10.88% due 11/15/19*........................    630,000    668,270
                                                                ----------
                                                                 1,400,532
                                                                ----------
     INDEPENDENT POWER PRODUCERS -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(5)(6)(13)(15)..........    725,000          0
                                                                ----------
     INSURANCE-MULTI-LINE -- 0.6%
       Aegon NV
        Sub. Notes
        3.23% due 07/15/14(4)(11)...................    111,000     71,412
       Catlin Insurance Co., Ltd.
        Notes
        7.25% due 01/19/17*(4)(11)..................  3,117,000  2,524,770
       XL Capital, Ltd.
        Senior Notes
        5.25% due 09/15/14..........................    488,000    520,021
       XL Capital, Ltd.
        Senior Notes
        6.38% due 11/15/24..........................    318,000    330,449
                                                                ----------
                                                                 3,446,652
                                                                ----------
     METAL-DIVERSIFIED -- 0.1%
       Xstrata Canada Corp.
        Company Guar. Notes
        7.35% due 06/05/12..........................    308,000    335,484
                                                                ----------
     OIL & GAS DRILLING -- 0.1%
       Transocean, Inc.
        Company Guar. Notes
        4.95% due 11/15/15..........................    297,000    308,841
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
       Alliance Oil Co., Ltd.
        Senior Notes
        9.88% due 03/11/15*.........................    700,000    733,250
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13..........................    965,000    839,550
       Gazprom Via Gaz Capital SA
        Senior Notes
        9.25% due 04/23/19..........................    540,000    672,300
       Nexen, Inc.
        Senior Notes
        5.88% due 03/10/35..........................    256,000    261,243
       OPTI Canada, Inc.
        Senior Sec. Notes
        7.88% due 12/15/14..........................  1,805,000  1,358,263
                                                                ----------
                                                                 3,864,606
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     PRINCIPAL   VALUE
                   SECURITY DESCRIPTION              AMOUNT**   (NOTE 2)
       ------------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       OIL COMPANIES-INTEGRATED -- 0.5%
         BP Capital Markets PLC
          Company Guar. Notes
          3.13% due 10/01/15........................ $387,000  $  389,033
         BP Capital Markets PLC
          Company Guar. Notes
          3.88% due 03/10/15........................  350,000     364,149
         BP Capital Markets PLC
          Company Guar. Notes
          4.50% due 10/01/20........................  280,000     286,332
         ENI SpA
          Senior Notes
          5.70% due 10/01/40*.......................  384,000     393,047
         Norsk Hydro A/S
          Company Guar. Notes
          7.15% due 11/15/25........................  552,000     708,411
         Petroleum Co. of Trinidad & Tobago, Ltd.
          Senior Notes
          9.75% due 08/14/19*.......................  710,000     869,750
                                                               ----------
                                                                3,010,722
                                                               ----------
       OIL-FIELD SERVICES -- 0.1%
         Weatherford International, Ltd.,
          Bermuda
          Company Guar. Notes
          6.75% due 09/15/40........................  349,000     363,754
                                                               ----------
       PAPER & RELATED PRODUCTS -- 0.1%
         Celulosa Arauco y Constitucion SA
          Senior Notes
          5.00% due 01/21/21*.......................  145,000     146,888
         PE Paper Escrow GmbH
          Senior Sec. Notes
          12.00% due 08/01/14*......................  475,000     544,469
                                                               ----------
                                                                  691,357
                                                               ----------
       PETROCHEMICALS -- 0.2%
         Braskem Finance, Ltd.
          Company Guar. Notes
          7.00% due 05/07/20*.......................  620,000     654,875
         Braskem Finance, Ltd.
          Company Guar. Notes
          7.38% due 10/04/15*(11)...................  620,000     614,370
                                                               ----------
                                                                1,269,245
                                                               ----------
       PIPELINES -- 0.0%
         TransCanada Pipelines, Ltd.
          Jr. Sub. Notes
          6.35% due 05/15/17(4)(11).................  272,000     254,320
                                                               ----------
       REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.2%
         Atlantic Finance, Ltd.
          Company Guar. Notes
          8.75% due 05/27/14........................  525,000     569,100
         Country Garden Holdings Co.
          Senior Notes
          11.25% due 04/22/17*......................  855,000     906,300
                                                               ----------
                                                                1,475,400
                                                               ----------

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      SATELLITE TELECOM -- 0.6%
        Intelsat Intermediate Holding Co., Ltd.
         Company Guar. Bonds
         9.50% due 02/01/15(16).................... $2,430,000 $2,515,050
        Intelsat Subsidiary Holding Co., Ltd.
         Company Guar. Notes
         8.88% due 01/15/15........................  1,185,000  1,226,475
                                                               ----------
                                                                3,741,525
                                                               ----------
      SEMICONDUCTOR EQUIPMENT -- 0.2%
        MagnaChip Semiconductor SA/
         MagnaChip Semiconductor Finance Co.
         Senior Notes
         10.50% due 04/15/18*......................  1,100,000  1,163,250
                                                               ----------
      SPECIAL PURPOSE ENTITIES -- 0.4%
        Alfa Bank OJSC Via Alfa Bond Issuance PLC
         Company Guar. Notes
         7.88% due 09/25/17*.......................    940,000    942,720
        Hellas Telecommunications Luxembourg II
         Sub. Notes
         6.03% due 01/15/15+*(4)...................  1,330,000     26,600
        Kazakhstan Temir Zholy Finance BV
         Company Guar. Notes
         6.38% due 10/06/20*.......................    200,000    207,000
        LBG Capital No.1 PLC
         Bank Guar. Notes
         8.00% due 06/15/20*(4)(11)................  1,325,000  1,219,000
        SMFG Preferred Capital, Ltd.
         Jr. Sub. Notes
         6.08% due 01/25/17*(4)(11)................    373,000    367,405
                                                               ----------
                                                                2,762,725
                                                               ----------
      STEEL-PRODUCERS -- 0.5%
        Essar Steel Algoma, Inc.
         Senior Sec. Notes
         9.38% due 03/15/15*.......................  1,250,000  1,256,250
        Evraz Group SA
         Notes
         8.88% due 04/24/13........................    470,000    500,550
        Gerdau Trade, Inc.
         Company Guar. Notes
         5.75% due 01/30/21*.......................    999,000  1,013,608
                                                               ----------
                                                                2,770,408
                                                               ----------
      SUPRANATIONAL BANKS -- 0.0%
        Asian Development Bank
         Senior Bonds
         5.82% due 06/16/28........................    181,000    214,385
                                                               ----------
      TELECOM SERVICES -- 0.1%
        Indosat Palapa Co., BV
         Company Guar. Notes
         7.38% due 07/29/20*.......................    310,000    341,775
                                                               ----------
      TELEPHONE-INTEGRATED -- 0.5%
        Axtel SAB de CV
         Company Guar. Notes
         9.00% due 09/22/19........................    540,000    498,150

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
         ----------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
         TELEPHONE-INTEGRATED (CONTINUED)
           Telecom Italia Capital SA
            Company Guar. Bonds
            5.25% due 10/01/15................... $  621,000  $   670,143
           Telefonica Emisiones SAU
            Company Guar. Notes
            0.77% due 02/04/13(4)................    180,000      176,202
           Telefonos de Mexico SAB de CV
            Senior Notes
            5.50% due 01/27/15...................    197,000      219,069
           Telemar Norte Leste SA
            Senior Notes
            5.50% due 10/23/20*..................    600,000      607,500
           Virgin Media Finance PLC
            Company Guar. Notes
            8.38% due 10/15/19...................    553,000      606,918
                                                              -----------
                                                                2,777,982
                                                              -----------
         TELEVISION -- 0.1%
           Myriad International Holding BV
            Company Guar. Notes
            6.38% due 07/28/17*..................    630,000      652,428
                                                              -----------
         TRANSPORT-RAIL -- 0.1%
           Canadian Pacific Railway Co.
            Notes
            6.50% due 05/15/18...................    350,000      419,688
                                                              -----------
         WAREHOUSING & HARBOR TRANSPORTATION SERVICES -- 0.1%
           DP World, Ltd.
            Notes
            6.85% due 07/02/37...................    470,000      439,585
                                                              -----------
         TOTAL FOREIGN CORPORATE BONDS & NOTES
            (cost $52,295,267)...................              53,833,928
                                                              -----------
         FOREIGN GOVERNMENT AGENCIES -- 23.4%
         SOVEREIGN -- 23.4%
           Dominican Republic
            Bonds
            7.50% due 05/06/21*..................    540,000      608,310
           Federal Republic of Brazil
            Bonds
            5.63% due 01/07/41...................  2,360,000    2,590,100
           Federal Republic of Brazil
            Notes
            5.88% due 01/15/19...................    880,000    1,031,800
           Federal Republic of Brazil
            Senior Bonds
            7.13% due 01/20/37...................    900,000    1,183,500
           Federal Republic of Brazil
            Notes
            8.00% due 01/15/18...................  1,091,667    1,305,088
           Federal Republic of Brazil
            Bonds
            8.25% due 01/20/34...................  1,695,000    2,466,225
           Federal Republic of Brazil
            Notes
            8.75% due 02/04/25...................  1,820,000    2,670,541

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
         ------------------------------------------------------------
         SOVEREIGN (CONTINUED)
           Federal Republic of Brazil
            Senior Bonds
            8.88% due 10/14/19.............   $   1,840,000 $2,589,800
           Federal Republic of Germany
            Bonds
            4.25% due 07/04/39............. EUR     675,000  1,164,110
           Government of Australia
            Bonds
            5.75% due 06/15/11............. AUD     880,000    856,934
           Government of Barbados
            Notes
            7.00% due 08/04/22*............       1,000,000  1,050,151
           Government of Bermuda
            Senior Notes
            5.60% due 07/20/20*............         340,000    367,540
           Government of Canada
            Bonds
            1.25% due 06/01/11............. CAD   2,990,000  2,907,091
           Government of Canada
            Bonds
            4.25% due 06/01/18............. CAD   1,398,000  1,523,601
           Government of Canada
            Bonds
            5.75% due 06/01/29............. CAD   1,030,000  1,338,179
           Government of Finland
            Bonds
            4.38% due 07/04/19............. EUR     220,000    345,628
           Government of Japan
            Bonds
            2.10% due 03/20/27............. JPY 257,200,000  3,341,764
           Government of Poland
            Bonds
            5.75% due 04/25/14............. PLN   3,600,000  1,268,041
           Government of Poland
            Bonds
            6.25% due 10/24/15............. PLN   3,400,000  1,224,765
           Government of United Kingdom
            Bonds
            4.00% due 09/07/16............. GBP   1,875,000  3,259,567
           Hungarian Government
            Bonds
            7.50% due 10/24/13............. HUF 240,000,000  1,217,883
           Kingdom of Bahrain
            Senior Notes
            5.50% due 03/31/20*............         640,000    670,483
           Kingdom of Norway
            Bonds
            5.00% due 05/15/15............. NOK  31,345,000  5,878,810
           Kingdom of Sweden
            Bonds
            4.25% due 03/12/19............. SEK  10,500,000  1,768,862
           Kingdom of Sweden
            Bonds
            4.50% due 08/12/15............. SEK  12,910,000  2,129,273
           New South Wales Treasury Corp.
            Government Guar. Bonds
            6.00% due 05/01/12............. AUD   3,148,000  3,087,535

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                            PRINCIPAL      VALUE
               SECURITY DESCRIPTION         AMOUNT**      (NOTE 2)
             -----------------------------------------------------
             FOREIGN GOVERNMENT AGENCIES (CONTINUED)
             SOVEREIGN (CONTINUED)
               Republic of Argentina
                Senior Bonds
                0.68% due 08/03/12(4)... AUD   2,700,000 $  614,250
               Republic of Argentina
                Notes
                2.50% due 12/31/38(16)..       3,044,761  1,236,173
               Republic of Argentina
                Senior Bonds
                8.28% due 12/31/33......       2,172,642  1,806,552
               Republic of Colombia
                Notes
                7.38% due 01/27/17......         440,000    542,300
               Republic of Colombia
                Notes
                7.38% due 03/18/19......       1,263,000  1,597,695
               Republic of Colombia
                Bonds
                7.38% due 09/18/37......       1,870,000  2,463,725
               Republic of Colombia
                Bonds
                8.13% due 05/21/24......         360,000    483,300
               Republic of El Salvador
                Senior Bonds
                7.38% due 12/01/19......       1,000,000  1,110,000
               Republic of El Salvador
                Senior Bonds
                7.75% due 01/24/23......         654,000    739,020
               Republic of El Salvador
                Bonds
                8.25% due 04/10/32......         420,000    478,800
               Republic of Georgia
                Bonds
                7.50% due 04/15/13......       1,870,000  1,891,505
               Republic of Hungary
                Bonds
                8.00% due 02/12/15...... HUF 240,000,000  1,248,679
               Republic of Indonesia
                Senior Bonds
                6.63% due 02/17/37......       2,226,000  2,702,856
               Republic of Indonesia
                Senior Bonds
                8.50% due 10/12/35......         620,000    903,650
               Republic of Indonesia
                Bonds
                11.63% due 03/04/19.....         800,000  1,240,000
               Republic of Italy
                Bonds
                4.00% due 09/01/20...... EUR   1,185,000  1,640,006
               Republic of Peru
                Bonds
                6.55% due 03/14/37......         820,000    994,250
               Republic of Peru
                Notes
                7.35% due 07/21/25......       1,826,000  2,369,235
               Republic of Peru
                Senior Bonds
                8.75% due 11/21/33......         720,000  1,071,000

                                              PRINCIPAL     VALUE
                SECURITY DESCRIPTION          AMOUNT**     (NOTE 2)
            -------------------------------------------------------
            SOVEREIGN (CONTINUED)
              Republic of Serbia
               Notes
               6.75% due 11/01/24(16)...... EUR 1,284,700 $1,252,583
              Republic of the Philippines
               Bonds
               7.75% due 01/14/31..........     1,000,000  1,330,000
              Republic of the Philippines
               Senior Notes
               9.50% due 02/02/30..........     1,570,000  2,408,066
              Republic of the Philippines
               Notes
               10.63% due 03/16/25.........       865,000  1,392,650
              Republic of Turkey
               Bonds
               6.75% due 05/30/40..........     1,710,000  1,953,675
              Republic of Turkey
               Notes
               6.88% due 03/17/36..........     4,380,000  5,091,750
              Republic of Turkey
               Notes
               7.00% due 06/05/20..........     1,470,000  1,760,325
              Republic of Turkey
               Notes
               7.38% due 02/05/25..........     2,160,000  2,667,600
              Republic of Turkey
               Bonds
               7.50% due 11/07/19..........     2,090,000  2,570,700
              Republic of Turkey
               Notes
               8.00% due 02/14/34..........       611,000    797,355
              Republic of Turkey
               Senior Bonds
               11.88% due 01/15/30.........     1,295,000  2,288,913
              Republic of Uruguay
               Bonds
               6.88% due 09/28/25..........       370,000    444,925
              Republic of Uruguay
               Notes
               7.63% due 03/21/36..........     1,260,000  1,625,400
              Republic of Venezuela
               Bonds
               5.75% due 02/26/16..........     1,515,000  1,051,107
              Republic of Venezuela
               Bonds
               7.65% due 04/21/25..........       490,000    298,900
              Republic of Venezuela
               Notes
               8.50% due 10/08/14..........     1,380,000  1,159,200
              Republic of Venezuela
               Senior Bonds
               9.25% due 09/15/27..........     4,897,000  3,587,052
              Republic of Venezuela
               Bonds
               9.25% due 05/07/28..........     1,540,000  1,042,580
              Republic of Venezuela
               Bonds
               9.38% due 01/13/34..........     2,000,000  1,360,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT**      (NOTE 2)
        ----------------------------------------------------------------
        FOREIGN GOVERNMENT AGENCIES (CONTINUED)
        SOVEREIGN (CONTINUED)
          Russian Federation
           Bonds
           5.00% due 04/29/20*............... EUR 1,400,000 $  1,458,800
          Russian Federation
           Senior Bonds
           7.50% due 03/31/30(16)............     8,097,065    9,669,515
          Russian Federation
           Notes
           12.75% due 06/24/28...............     2,100,000    3,822,000
          Swiss Government
           Bonds
           3.00% due 05/12/19................ CHF 1,390,000    1,610,360
          Ukraine Government International
           Bond Bonds
           7.75% due 09/23/20*...............     3,450,000    3,462,937
          United Mexican States
           Senior Notes
           5.13% due 01/15/20................     2,184,000    2,440,620
          United Mexican States
           Senior Notes
           6.05% due 01/11/40................     1,220,000    1,396,900
          United Mexican States
           Notes
           6.75% due 09/27/34................     1,205,000    1,497,213
          United Mexican States
           Bonds
           7.50% due 04/08/33................       840,000    1,113,000
          United Mexican States
           Notes
           8.13% due 12/30/19................       950,000    1,284,875
          United Mexican States
           Bonds
           8.30% due 08/15/31................     1,430,000    2,041,325
                                                            ------------
        TOTAL FOREIGN GOVERNMENT AGENCIES
           (cost $123,704,029)...............                136,858,903
                                                            ------------
        U.S. GOVERNMENT AGENCIES -- 11.0%
        FEDERAL HOME LOAN MTG. CORP. -- 5.7%
           4.50% due 02/01/20................       111,565      118,291
           4.50% due 08/01/20................       225,062      238,631
           4.50% due 01/01/39................       506,072      527,190
           5.00% due 09/01/18................       258,099      275,475
           5.00% due 07/01/20................       390,539      416,465
           5.00% due 01/01/24................       641,951      681,221
           5.00% due 02/01/34................       271,457      287,633
           5.00% due 03/01/34................     1,935,144    2,047,436
           5.00% due 05/01/34................       193,969      207,307
           5.00% due 02/01/35................       371,176      392,715
           5.00% due 07/01/35................       585,927      619,195
           5.00% due 08/01/35................       598,551      632,536
           5.00% due 04/01/36................       319,768      337,924
           5.00% due 05/01/36................       206,761      217,726
           5.00% due 08/01/36................       270,046      284,366
           5.00% due 03/01/39................     1,637,822    1,724,148
           5.00% due 08/01/39................     3,376,685    3,554,479
           5.50% due 05/01/37................       968,135    1,027,603
           5.50% due 06/01/37................       257,498      273,315

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ----------------------------------------------------------------
        FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
           5.50% due 09/01/37.................... $  781,190 $   829,175
           5.50% due 10/01/37....................  2,981,569   3,164,713
           5.50% due 11/01/37....................    930,988   1,000,836
           5.50% due 12/01/37....................    744,367     790,090
           5.50% due 01/01/38....................  1,833,441   1,950,461
           5.50% due 02/01/38....................    556,622     590,812
           5.50% due 07/01/38....................    458,485     486,648
           6.00% due 10/01/37....................    787,983     846,280
           6.00% due 10/01/39....................  2,084,487   2,236,096
           6.50% due 05/01/29....................      4,401       4,886
           6.50% due 02/01/35....................     99,063     109,359
           6.50% due 11/01/37....................  3,843,248   4,191,045
           7.00% due 06/01/29....................     12,655      14,342
          Federal Home Loan Mtg. Corp. REMIC
           Series 3116, Class PD
           5.00% due 10/15/34(1).................  3,000,000   3,239,541
           Series 41, Class F
           10.00% due 05/15/20(1)................      7,413       8,173
           Series 1103, Class N
           11.57% due 06/15/21(1)................      4,271       1,068
                                                             -----------
                                                              33,327,181
                                                             -----------
        FEDERAL NATIONAL MTG. ASSOC. -- 4.5%
           2.13% due 01/25/13....................    369,000     370,941
           4.00% due 06/01/39....................    901,024     932,788
           4.00% due 09/01/40....................  1,498,770   1,542,345
           4.50% due 06/01/19....................    283,992     301,646
           4.50% due 11/01/22....................    515,146     546,043
           4.50% due 06/01/23....................    564,280     594,156
           4.50% due 01/01/39....................  3,106,179   3,240,166
           4.50% due 07/01/40....................  1,994,172   2,080,192
           4.50% due 08/01/40....................  2,986,466   3,113,423
           5.00% due 06/01/19....................    136,334     145,587
           5.00% due 01/01/23....................     98,888     104,919
           5.00% due 03/01/34....................    188,783     200,033
           5.00% due 05/01/35....................     93,569      98,911
           5.00% due 02/01/37....................    165,281     174,259
           5.00% due 04/01/37....................    703,563     741,201
           5.00% due 05/01/37....................    220,668     232,474
           5.00% due 06/01/37....................     13,424      14,142
           5.00% due 07/01/37....................    181,608     191,323
           5.00% due 05/01/39....................  4,254,596   4,510,274
           5.50% due 11/01/19....................    851,179     920,365
           5.50% due 08/01/20....................    197,811     213,766
           5.50% due 11/01/22....................    386,027     415,754
           5.50% due 08/01/23....................    289,258     311,533
           5.50% due 01/01/29....................      5,197       5,580
           5.50% due 02/01/35....................    315,739     337,662
           5.50% due 12/01/35....................    450,653     481,944
           5.50% due 12/01/36....................    339,579     361,991
           5.50% due 04/01/37....................    178,700     190,121
           5.50% due 03/01/38....................     22,264      23,687
           6.00% due 02/01/32....................     71,166      78,354
           6.00% due 05/01/34....................     10,761      11,747
           6.00% due 10/01/34....................    298,170     325,494
           6.00% due 06/01/35....................     89,233      96,936
           6.00% due 07/01/37....................  2,649,934   2,851,362

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (CONTINUED)
       FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
          6.00% due 08/01/37..................... $  136,559 $   146,939
          6.00% due 10/01/37.....................    380,825     413,479
          6.50% due 02/01/35.....................     42,047      46,312
          7.50% due 01/01/30.....................      9,599      10,953
          7.50% due 09/01/30.....................      3,253       3,714
          8.00% due 11/01/28.....................     13,975      16,156
          13.00% due 11/01/15....................        772         876
         Federal National Mtg. Assoc. REMIC
          Series 1989-2, Class D
          8.80% due 01/25/19(1)..................     24,342      29,819
          Series 1989-17, Class E
          10.40% due 04/25/19(1).................      1,859       2,277
                                                             -----------
                                                              26,431,644
                                                             -----------
       GOVERNMENT NATIONAL MTG. ASSOC. -- 0.8%
          5.00% due 04/15/40.....................  3,947,528   4,223,252
          7.50% due 07/15/27.....................      9,135      10,436
          7.50% due 10/15/27.....................     57,467      65,653
                                                             -----------
                                                               4,299,341
                                                             -----------
       TOTAL U.S. GOVERNMENT AGENCIES
          (cost $61,288,760).....................             64,058,166
                                                             -----------
       U.S. GOVERNMENT TREASURIES -- 2.7%
       UNITED STATES TREASURY BONDS -- 0.5%
          2.13% due 02/15/40.....................    580,982     649,203
          4.50% due 08/15/39.....................    756,000     865,620
          4.63% due 02/15/40.....................    219,000     255,888
          5.25% due 11/15/28.....................    750,000     947,578
          6.25% due 08/15/23.....................    166,000     224,826
                                                             -----------
                                                               2,943,115
                                                             -----------
       UNITED STATES TREASURY NOTES -- 2.2%
          1.50% due 12/31/13.....................  6,000,000   6,149,532
          1.75% due 07/31/15.....................  1,170,000   1,198,150
          2.38% due 02/28/15.....................    152,000     160,336
          2.38% due 07/31/17.....................  2,000,000   2,065,000
          2.63% due 02/29/16.....................    750,000     797,050
          2.75% due 11/30/16.....................     15,000      15,938
          3.50% due 05/15/20.....................    367,000     398,367
          3.63% due 02/15/20.....................  1,781,000   1,953,395
          4.38% due 12/15/10.....................      1,000       1,009
                                                             -----------
                                                              12,738,777
                                                             -----------
       TOTAL U.S. GOVERNMENT TREASURIES
          (cost $15,423,641).....................             15,681,892
                                                             -----------
       LOANS(18)(19) -- 0.2%
       MEDICAL-DRUGS -- 0.2%
         Triax Pharmaceuticals LLC
          BTL
          14.00% due 08/30/11+(5)(6)(9)(13)(20)
          (cost $1,687,744)......................  1,732,399   1,076,772
                                                             -----------
       MUNICIPAL BONDS & NOTES -- 0.2%
         Texas State Transportation Commission
          Bonds, Series B
          5.18% due 04/01/30.....................     80,000      85,980

                                                      SHARES/
                                                     PRINCIPAL   VALUE
                   SECURITY DESCRIPTION              AMOUNT**   (NOTE 2)
       ------------------------------------------------------------------
       MUNICIPAL BONDS (CONTINUED)
         State of Utah
          Series B
          3.54% due 07/01/25........................ $810,000  $  809,077
                                                               ----------
       TOTAL MUNICIPAL BONDS & NOTES
          (cost $890,000)...........................              895,057
                                                               ----------
       COMMON STOCK -- 0.3%
       BANKS-COMMERCIAL -- 0.1%
         Lloyds Banking Group PLC+..................  600,576     699,281
                                                               ----------
       ENERGY-ALTERNATE SOURCES -- 0.0%
         VeraSun Energy Corp.+(5)(6)................  135,000           0
                                                               ----------
       FOOD-MISC. -- 0.1%
         Wornick Co.+(5)(6)(9)......................    4,592     284,314
                                                               ----------
       GAMBLING (NON-HOTEL) -- 0.0%
         Shreveport Gaming Holdings, Inc.+(5)(6)(9).    2,441      34,382
                                                               ----------
       GAS-DISTRIBUTION -- 0.0%
         MXEnergy Holdings, Inc.+(5)(6).............  138,937     123,932
                                                               ----------
       MEDICAL-DRUGS -- 0.0%
         Triax Pharmaceuticals LLC+(5)(6)(9)(21)....  128,418         642
                                                               ----------
       MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
         Critical Care Systems International,
          Inc.+(5)(6)(9)............................    4,107         513
                                                               ----------
       MULTIMEDIA -- 0.0%
         Haights Cross Communication, Inc.+(5)(6)...   47,723     185,881
                                                               ----------
       PAPER & RELATED PRODUCTS -- 0.1%
         Caraustar Industries, Inc.+(5)(6)..........       89     243,668
                                                               ----------
       TOTAL COMMON STOCK
          (cost $1,686,772).........................            1,572,613
                                                               ----------
       PREFERRED STOCK -- 1.0%
       BANKS-COMMERCIAL -- 0.1%
         CoBank ACB
          11.00%*...................................   12,063     661,957
                                                               ----------
       BANKS-SUPER REGIONAL -- 0.1%
         US Bancorp
          7.19%.....................................      685     529,377
         Wachovia Capital Trust IX
          6.38%.....................................   12,800     320,640
                                                               ----------
                                                                  850,017
                                                               ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 0.4%
         Ally Financial, Inc.
          7.00%*....................................    2,374   2,136,971
         HSBC Holdings PLC
          8.00%.....................................    9,360     252,533
                                                               ----------
                                                                2,389,504
                                                               ----------
       DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         Citigroup Capital XIII
          7.88%.....................................   32,520     813,000
         General Electric Capital Corp.
          4.50%(16).................................    8,582     220,643
                                                               ----------
                                                                1,033,643
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)

                                                   SHARES/
                                                  PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT**      (NOTE 2)
    ----------------------------------------------------------------------
    PREFERRED STOCK (CONTINUED)
    FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
      JPMorgan Chase Capital XXIX
       6.70%....................................      19,440  $    493,776
                                                              ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
      Freddie Mac
       8.38%+(4)................................      11,300         4,859
                                                              ------------
    MEDICAL-DRUGS -- 0.0%
      Triax Pharmaceuticals LLC,
       Class C+(5)(6)(9)........................      39,177           196
                                                              ------------
    SPECIAL PURPOSE ENTITY -- 0.1%
      Structured Repackaged Asset-Backed Trust
       Securities
       3.00%(4).................................      29,200       661,964
                                                              ------------
    TOTAL PREFERRED STOCK
       (cost $5,902,448)........................                 6,095,916
                                                              ------------
    WARRANTS+ -- 0.0%
    ENGINEERING/R&D SERVICES -- 0.0%
      Alion Science & Technology Corp.
       Expires 11/14/10
       (Strike price $0.00)(5)(6)...............         325             3
                                                              ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10
       (Strike price $4.31)(5)(6)...............      13,811             0
                                                              ------------
    PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest Association, Inc.
       Expires 02/19/14(5)(6)...................       6,739             0
                                                              ------------
    TOTAL WARRANTS
       (cost $44,958)...........................                         3
                                                              ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $536,489,643)......................               557,426,405
                                                              ------------
    SHORT-TERM INVESTMENT SECURITIES -- 4.2%
    TIME DEPOSIT -- 4.2%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       0.01% due 10/01/10
       (cost $24,430,000)....................... $24,430,000    24,430,000
                                                              ------------
    REPURCHASE AGREEMENT -- 0.7%
      State Street Bank & Trust Co., Joint
       Repurchase Agreement(22)
       (cost $4,259,000)........................   4,259,000     4,259,000
                                                              ------------
    TOTAL INVESTMENTS
       (cost $565,178,643) (17).................       100.3%  586,115,405
    Liabilities in excess of other assets.......        (0.3)   (1,748,989)
                                                 -----------  ------------
    NET ASSETS                                         100.0% $584,366,416
                                                 ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $102,596,706 representing 17.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

** Denominated in United States Dollars unless otherwise indicated.
+  Non-income producing security
(1)Collateralized Mortgage Obligation
(2)Variable Rate Security -- the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.
(3)Commercial Mortgage Backed Security
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.
(5)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)Illiquid security. At September 30, 2010, the aggregate value of these securities was $4,345,699 representing 0.7% of net assets.
(7)Income may be received in cash or additional bonds at the discretion of the issuer.
(8)Company has filed for Chapter 11 bankruptcy protection.
(9)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the SunAmerica Strategic Bond Fund held the following restricted securities:

                                 PRINCIPAL                      VALUE   % OF
                     ACQUISITION  AMOUNT/  ACQUISITION           PER    NET
  NAME                  DATE      SHARES      COST      VALUE   SHARE  ASSETS
  ----               ----------- --------- ----------- -------- ------ ------
  Critical Care
   Systems
   International,
   Inc.
   Common Stock.....  7/20/2006  $  4,107   $ 37,181   $    513 $ 0.12  0.00%

  Haights Cross
   Communications
   Common Stock.....  3/11/2010    47,723    373,272    185,881   3.89  0.03

  ICO
   North America,
   Inc.
   7.50% due
   08/15/09.........  8/11/2005   200,000    200,000
                      4/19/2006    65,000     80,925
                       3/5/2008    10,000     10,000
                      9/11/2008    11,000     11,000
                      2/27/2009    11,000     11,000
                                 --------   --------
                                  297,000    312,925    252,450  85.00  0.04

  Shreveport Gaming
   Holdings, Inc.
   Common Stock.....  7/29/2005     2,047     47,128
                      7/21/2005       394      9,051
                                 --------   --------
                                    2,441     56,179     34,382  14.09  0.01

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)

                               PRINCIPAL                         VALUE   % OF
                   ACQUISITION  AMOUNT/   ACQUISITION             PER    NET
 NAME                 DATE      SHARES       COST       VALUE    SHARE  ASSETS
 ----              ----------- ---------- ----------- ---------- ------ ------

 Triax
  Pharmaceuticals
  LLC
  14.00% due
  08/30/11
  Loan
  Agreement.......  8/31/2007  $1,500,000 $1,414,107
                   10/31/2007       3,875      3,875
                    1/10/2008      11,404     11,404
                     4/4/2008      11,239     11,238
                     7/3/2008      11,449     11,449
                    10/9/2008      11,534     11,534
                     1/6/2009      11,751     11,750
                     4/7/2009      11,579     11,579
                     7/1/2009      11,796     11,796
                    10/1/2009      11,885     21,664
                    4/28/2010      88,897    109,316
                    9/17/2010      46,990    102,687
                               ---------- ----------
                                1,732,399  1,732,399  $1,076,772 $62.15  0.18%

 Triax
  Pharmaceuticals
  LLC
  Common
  Stock...........  8/31/2007     128,418     53,936         642   0.00  0.00

 Triax
  Pharmaceuticals
  LLC
  Preferred
  Stock...........  8/31/2007      39,177     78,353         196   0.01  0.00

 Wornick Co.
  Common
  Stock...........   8/8/2008       4,592    596,039     284,314  61.92  0.05
                                                      ----------         ----
                                                      $1,835,150         0.31%
                                                      ==========         ====

(10) Bond is in default and did not pay principal at maturity.
(11) Perpetual maturity -- maturity date reflects the next call date.
(12) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13) Security in default
(14) Company has filed for Chapter 7 bankruptcy.
(15) Company has filed for bankruptcy in country of issuance.
(16) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(17) See Note 5 for cost of investments on a tax basis.
(18) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(19) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(20) A portion of the interest was paid in additional bonds/loans.
(21) Consists of more than one type of securities traded together as a unit.
(22) See Note 2 for details of Joint Repurchase Agreements.
REMIC --Real Estate Mortgage Investment Conduit
AUD --Australian Dollar
CAD --Canadian Dollar
CHF --Swiss Franc
EUR --Euro Dollar
GBP --British Pound
HUF --Hungarian Forint
JPY --Japanese Yen
NOK --Norwegian Krone
PLN --Polish Zloty
SEK --Swedish Krona

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 2):

                                   LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- ----------------- -------------------- ------------
ASSETS:
Long-Term Investment Securities:..
  Asset Backed Securities.........     $       --        $ 19,331,009         $       --      $ 19,331,009
  Convertible Bonds & Notes.......             --                  --            252,450           252,450
  U.S. Corporate Bonds & Notes....             --         251,584,280          6,185,416       257,769,696
  Foreign Corporate Bonds & Notes.             --          53,833,928                  0        53,833,928
  Foreign Government Agencies.....             --         136,858,903                 --       136,858,903
  U.S. Government Agencies........             --          64,058,166                 --        64,058,166
  U.S. Government Treasuries......             --          15,681,892                 --        15,681,892
  Loans...........................             --                  --          1,076,772         1,076,772
  Municipal Bond & Notes..........             --             895,057                 --           895,057
  Common Stock....................        699,281                  --            873,332         1,572,613
  Preferred Stock.................      2,767,415           3,328,305                196         6,095,916
  Warrants........................             --                  --                  3                 3
Short Term Investment Securities:.
  Time Deposit....................             --          24,430,000                 --        24,430,000
Repurchase Agreement..............             --           4,259,000                 --         4,259,000
                                       ----------        ------------         ----------      ------------
TOTAL.............................     $3,466,696        $574,260,540         $8,388,169      $586,115,405
                                       ==========        ============         ==========      ============

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                         CONVERTIBLE  U.S. CORPORATE FOREIGN CORPORATE
                                        BONDS & NOTES BONDS & NOTES    BONDS & NOTES      LOANS    COMMON STOCK PREFERRED STOCK
                                        ------------- -------------- ----------------- ----------  ------------ ---------------
Balance as of 3/31/2010................   $207,900     $ 5,723,382      $         0    $2,472,826    $785,034        $ 392
Accrued discounts/premiums.............         --             962               --        24,662          --           --
Realized gain (loss)...................         --      (1,849,133)              --       115,828          --
Change in unrealized appreciation
 (depreciation)(1).....................     44,550       2,118,058               --      (672,431)     88,298         (196)
Net purchases (sales)..................         --        (683,355)              --      (864,113)         --           --
Transfers in and/or out of Level 3 (2).         --         875,502                0            --          --           --
                                          --------     -----------      -----------    ----------    --------        -----
Balance as of 09/30/2010...............   $252,450     $ 6,185,416      $         0    $1,076,772    $873,332        $ 196
                                          ========     ===========      ===========    ==========    ========        =====

                                        WARRANTS
                                        --------
Balance as of 3/31/2010................ $     0
Accrued discounts/premiums.............      --
Realized gain (loss)...................  (1,281)
Change in unrealized appreciation
 (depreciation)(1).....................  (5,694)
Net purchases (sales)..................   6,978
Transfers in and/or out of Level 3 (2).      --
                                        -------
Balance as of 09/30/2010............... $     3
                                        =======

--------
(1)The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

   CONVERTIBLE  U.S. CORPORATE FOREIGN CORPORATE
  BONDS & NOTES BONDS & NOTES    BONDS & NOTES     LOANS    COMMON STOCK PREFERRED STOCK WARRANTS
  ------------- -------------- ----------------- ---------  ------------ --------------- --------
     $44,550       $192,715           $--        $(533,528)     $--           $(196)     $(6,975)
     =======       ========           ===        =========      ===           =====      =======

--------
(2)The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Medical-Hospitals.......................... 4.1%
                Diversified Banking Institutions........... 3.7
                Repurchase Agreements...................... 3.7
                Casino Hotels.............................. 3.5
                Banks-Commercial........................... 3.5
                Auto/Truck Parts & Equipment-Original...... 3.3
                Finance-Auto Loans......................... 3.0
                Telephone-Integrated....................... 2.8
                Special Purpose Entities................... 2.8
                Auto-Cars/Light Trucks..................... 2.3
                Computer Services.......................... 2.2
                Casino Services............................ 2.1
                Retail-Regional Department Stores.......... 2.1
                Cellular Telecom........................... 2.0
                Paper & Related Products................... 2.0
                Telecom Services........................... 2.0
                Independent Power Producers................ 1.9
                Pipelines.................................. 1.8
                Oil Companies-Exploration & Production..... 1.7
                Banks-Super Regional....................... 1.7
                Data Processing/Management................. 1.7
                Cable/Satellite TV......................... 1.7
                Diversified Manufacturing Operations....... 1.6
                Medical-Drugs.............................. 1.5
                Theaters................................... 1.5
                Electric-Generation........................ 1.4
                Oil-Field Services......................... 1.4
                Broadcast Services/Program................. 1.2
                Diversified Financial Services............. 1.2
                Chemicals-Diversified...................... 1.2
                Satellite Telecom.......................... 1.2
                Multimedia................................. 1.2
                Auto/Truck Parts & Equipment-Replacement... 1.1
                Coal....................................... 1.1
                Electronic Components-Semiconductors....... 1.0
                Machinery-Farming.......................... 0.9
                Oil Field Machinery & Equipment............ 0.9
                Machinery-General Industrial............... 0.9
                Web Hosting/Design......................... 0.8
                Banks-Money Center......................... 0.8
                Banks-Mortgage............................. 0.8
                Investment Companies....................... 0.8
                Medical Products........................... 0.8
                Publishing-Periodicals..................... 0.7
                Computers-Memory Devices................... 0.7
                Electric-Integrated........................ 0.7
                Medical Information Systems................ 0.7
                Insurance-Multi-line....................... 0.7
                Chemicals-Plastics......................... 0.7
                Containers-Paper/Plastic................... 0.7
                Metal-Aluminum............................. 0.6
                Commercial Services........................ 0.6
                Transport-Marine........................... 0.6
                Television................................. 0.6
                Agricultural Chemicals..................... 0.6
                Diagnostic Kits............................ 0.5
                Athletic Equipment......................... 0.5
                Diversified Operations/Commercial Services. 0.5
                Aerospace/Defense-Equipment................ 0.5
                Pharmacy Services.......................... 0.5
                Resorts/Theme Parks........................ 0.5

                 Rubber-Tires............................  0.5%
                 Medical Labs & Testing Services.........  0.5
                 Medical-Outpatient/Home Medical.........  0.5
                 Printing-Commercial.....................  0.5
                 Building Products-Cement................  0.4
                 Funeral Services & Related Items........  0.4
                 Agricultural Operations.................  0.4
                 Physical Therapy/Rehabilitation Centers.  0.4
                 Telecommunication Equipment.............  0.4
                 Building Products-Air & Heating.........  0.4
                 Food-Meat Products......................  0.4
                 Office Supplies & Forms.................  0.4
                 Retail-Drug Store.......................  0.4
                 Direct Marketing........................  0.3
                 Airlines................................  0.3
                 Beverages-Non-alcoholic.................  0.3
                 Finance-Consumer Loans..................  0.3
                 Food-Misc...............................  0.3
                 Diversified Minerals....................  0.3
                 Steel Pipe & Tube.......................  0.3
                 Enterprise Software/Service.............  0.2
                 Chemicals-Specialty.....................  0.2
                 Retail-Arts & Crafts....................  0.2
                 Firearms & Ammunition...................  0.2
                 Consumer Products-Misc..................  0.2
                 Building & Construction-Misc............  0.2
                 Oil & Gas Drilling......................  0.2
                 Diversified Operations..................  0.2
                 Hazardous Waste Disposal................  0.1
                 Gambling (Non-Hotel)....................  0.1
                 E-Commerce/Services.....................  0.1
                 Investment Management/Advisor Services..  0.1
                 Gas-Distribution........................  0.1
                 Containers-Metal/Glass..................  0.1
                 Aerospace/Defense.......................  0.1
                                                          ----
                                                          99.8%
                                                          ====

CREDIT QUALITY ALLOCATION+#

                               A..........   2.5%
                               BBB........   1.0
                               BB.........  30.0
                               B..........  48.9
                               CCC........  10.2
                               Not Rated@.   7.4
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      --------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.6%
      AUTO-CARS/LIGHT TRUCKS -- 0.6%
        Ford Motor Co.
         Senior Notes
         4.25% due 11/15/16
         (cost $514,000)............................ $  514,000 $  767,145
                                                                ----------
      U.S. CORPORATE BONDS & NOTES -- 79.4%
      AEROSPACE/DEFENSE -- 0.1%
        Esterline Technologies Corp.
         Company Guar. Notes
         7.00% due 08/01/20*........................     85,000     87,975
                                                                ----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
        BE Aerospace, Inc.
         Senior Notes
         6.88% due 10/01/20.........................    705,000    719,100
                                                                ----------
      AGRICULTURAL CHEMICALS -- 0.6%
        CF Industries, Inc.
         Senior Notes
         6.88% due 05/01/18.........................    165,000    177,581
        CF Industries, Inc.
         Company Guar. Notes
         7.13% due 05/01/20.........................    540,000    590,625
                                                                ----------
                                                                   768,206
                                                                ----------
      AGRICULTURAL OPERATIONS -- 0.4%
        Southern States Cooperative, Inc.
         Senior Notes
         11.25% due 05/15/15*.......................    555,000    588,300
                                                                ----------
      AIRLINES -- 0.3%
        Continental Airlines, Inc.
         Senior Notes
         4.50% due 01/15/15.........................    325,000    470,438
                                                                ----------
      ATHLETIC EQUIPMENT -- 0.5%
        Easton-Bell Sports, Inc.
         Senior Sec. Notes
         9.75% due 12/01/16.........................    700,000    760,375
                                                                ----------
      AUTO-CARS/LIGHT TRUCKS -- 1.7%
        Ford Motor Co.
         Senior Notes
         7.45% due 07/16/31.........................  2,300,000  2,397,750
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 2.2%
        Accuride Corp.
         Company Guar. Notes
         9.50% due 08/01/18*........................    305,000    320,250
        ArvinMeritor, Inc.
         Senior Notes
         8.13% due 09/15/15.........................    705,000    713,812
        ArvinMeritor, Inc.
         Company Guar. Notes
         10.63% due 03/15/18........................    515,000    570,363
        Tenneco, Inc.
         Senior Notes
         7.75% due 08/15/18*........................    145,000    148,625
        Tenneco, Inc.
         Company Guar. Notes
         8.13% due 11/15/15.........................     90,000     94,163


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    ------------------------------------------------------------------------
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
      Tenneco, Inc.
       Company Guar. Notes
       8.63% due 11/15/14............................. $  405,000 $  415,125
      TRW Automotive, Inc.
       Company Guar. Notes
       7.25% due 03/15/17*............................    725,000    770,312
                                                                  ----------
                                                                   3,032,650
                                                                  ----------
    AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 1.1%
      Affinia Group Holdings, Inc.
       Company Guar. Notes
       9.00% due 11/30/14.............................    755,000    777,650
      Affinia Group Holdings, Inc.
       Senior Sec. Notes
       10.75% due 08/15/16*...........................    730,000    812,125
      Exide Corp.
       Escrow Notes
       10.00% due 03/15/25+(1)(2).....................  1,650,000          0
                                                                  ----------
                                                                   1,589,775
                                                                  ----------
    BANKS-COMMERCIAL -- 2.9%
      CIT Group, Inc.
       Senior Sec. Notes
       7.00% due 05/01/14.............................    440,918    439,816
      CIT Group, Inc.
       Senior Sec. Notes
       7.00% due 05/01/15.............................    440,918    437,611
      CIT Group, Inc.
       Senior Sec. Notes
       7.00% due 05/01/16.............................  1,129,863  1,112,915
      CIT Group, Inc.
       Senior Sec. Notes
       7.00% due 05/01/17.............................  2,073,809  2,029,740
                                                                  ----------
                                                                   4,020,082
                                                                  ----------
    BANKS-MONEY CENTER -- 0.8%
      NB Capital Trust IV
       Limited Guar. Notes
       8.25% due 04/15/27.............................  1,100,000  1,127,500
                                                                  ----------
    BANKS-MORTGAGE -- 0.8%
      Provident Funding Associates
       Senior Sec. Notes
       10.25% due 04/15/17*...........................  1,065,000  1,096,950
                                                                  ----------
    BANKS-SUPER REGIONAL -- 1.7%
      BAC Capital Trust XI
       Limited Guar. Notes
       6.63% due 05/23/36.............................    423,000    436,660
      Wells Fargo & Co.
       Jr. Sub. Bonds
       7.98% due 03/15/18(6)(18)......................  1,840,000  1,936,600
                                                                  ----------
                                                                   2,373,260
                                                                  ----------
    BROADCAST SERVICES/PROGRAM -- 1.2%
      Clear Channel Worldwide Holdings, Inc.
       Class A
       Company Guar. Notes
       9.25% due 12/15/17.............................     55,000     58,300

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     BROADCAST SERVICES/PROGRAM (CONTINUED)
       Clear Channel Worldwide Holdings, Inc.
        Class B
        Company Guar. Notes
        9.25% due 12/15/17.......................... $  230,000 $  245,525
       Liberty Media LLC
        Senior Notes
        8.25% due 02/01/30..........................    855,000    825,075
       Liberty Media LLC
        Senior Notes
        8.50% due 07/15/29..........................    620,000    598,300
                                                                ----------
                                                                 1,727,200
                                                                ----------
     BUILDING & CONSTRUCTION-MISC. -- 0.2%
       Esco Corp.
        Senior Notes
        8.63% due 12/15/13*.........................    255,000    261,375
                                                                ----------
     BUILDING PRODUCTS-AIR & HEATING -- 0.4%
       Goodman Global Group, Inc.
        Senior Disc. Notes
        zero coupon due 12/15/14....................    885,000    566,400
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.4%
       Cemex Finance LLC
        Senior Sec. Notes
        9.50% due 12/14/16*.........................    615,000    618,813
                                                                ----------
     CABLE/SATELLITE TV -- 1.7%
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        13.50% due 11/30/16.........................    735,867    873,842
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Company Guar. Notes
        7.88% due 04/30/18*.........................    240,000    249,000
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Company Guar. Notes
        8.13% due 04/30/20*.........................    170,000    180,200
       Mediacom LLC/Mediacom Capital Corp.
        Notes
        9.13% due 08/15/19..........................  1,000,000  1,035,000
                                                                ----------
                                                                 2,338,042
                                                                ----------
     CASINO HOTELS -- 3.5%
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(1)(2)....................  2,675,000  2,361,891
       Harrah's Operating Co., Inc.
        Senior Sec. Notes
        11.25% due 06/01/17.........................    910,000    996,450
       MGM Mirage, Inc.
        Senior Sec. Notes
        9.00% due 03/15/20*.........................    155,000    163,138
       MGM Mirage, Inc.
        Senior Sec. Notes
        11.13% due 11/15/17.........................    675,000    768,656
       Wynn Las Vegas LLC/Wynn Las
        Vegas Capital Corp.
        1st Mtg. Notes
        7.75% due 08/15/20*.........................    605,000    638,275
                                                                ----------
                                                                 4,928,410
                                                                ----------


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        CASINO SERVICES -- 1.0%
          Greektown, Inc. LLC
           Escrow Notes
           10.75% due 12/01/13+(1)(2)............ $  489,000 $        0
          Peninsula Gaming LLC
           Senior Sec. Notes
           8.38% due 08/15/15....................    600,000    624,000
          Scientific Games International, Inc.
           Company Guar. Notes
           9.25% due 06/15/19....................    700,000    743,750
                                                             ----------
                                                              1,367,750
                                                             ----------
        CELLULAR TELECOM -- 2.0%
          Cricket Communications, Inc.
           Senior Sec. Notes
           7.75% due 05/15/16....................    575,000    610,219
          Leap Wireless International, Inc.
           Senior Notes
           4.50% due 07/15/14....................    938,000    833,647
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           7.88% due 09/01/18....................    485,000    499,550
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           9.25% due 11/01/14....................    550,000    576,125
          Nextel Communications, Inc.
           Company Guar. Notes
           7.38% due 08/01/15....................    328,000    329,640
                                                             ----------
                                                              2,849,181
                                                             ----------
        CHEMICALS-DIVERSIFIED -- 1.2%
          Celanese US Holdings LLC
           Company Guar. Notes
           6.63% due 10/15/18*...................    395,000    403,887
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           9.75% due 12/01/14....................    915,000    937,875
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           12.50% due 06/15/14...................    297,000    333,383
                                                             ----------
                                                              1,675,145
                                                             ----------
        CHEMICALS-PLASTICS -- 0.7%
          Hexion US Finance Corp.
           Senior Notes
           9.75% due 11/15/14....................    900,000    936,000
                                                             ----------
        CHEMICALS-SPECIALTY -- 0.2%
          Ferro Corp.
           Senior Notes
           7.88% due 08/15/18....................    285,000    295,688
                                                             ----------
        COAL -- 1.1%
          Arch Coal, Inc.
           Company Guar. Notes
           7.25% due 10/01/20....................    225,000    237,656
          Peabody Energy Corp.
           Company Guar. Notes
           6.50% due 09/15/20....................  1,201,000  1,292,576
                                                             ----------
                                                              1,530,232
                                                             ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     COMPUTER SERVICES -- 2.2%
       Stream Global Services, Inc.
        Senior Sec. Notes
        11.25% due 10/01/14.......................... $  340,000 $  334,900
       SunGard Data Systems, Inc.
        Company Guar. Notes
        10.63% due 05/15/15..........................    550,000    613,250
       Unisys Corp.
        Senior Sec. Notes
        12.75% due 10/15/14*.........................  1,220,000  1,451,800
       Unisys Corp.
        Senior Sec. Notes
        14.25% due 09/15/15*.........................    620,000    737,800
                                                                 ----------
                                                                  3,137,750
                                                                 ----------
     CONSUMER PRODUCTS-MISC. -- 0.2%
       Yankee Acquisition Corp.
        Company Guar. Notes
        9.75% due 02/15/17...........................    253,000    263,120
                                                                 ----------
     CONTAINERS-METAL/GLASS -- 0.1%
       Ball Corp.
        Company Guar. Notes
        7.38% due 09/01/19...........................    145,000    157,688
                                                                 ----------
     DATA PROCESSING/MANAGEMENT -- 1.7%
       Fidelity National Information Services, Inc.
        Company Guar. Notes
        7.63% due 07/15/17*..........................    115,000    122,763
       Fidelity National Information Services, Inc.
        Company Guar. Notes
        7.88% due 07/15/20*..........................     90,000     96,975
       First Data Corp.
        Company Guar. Notes
        9.88% due 09/24/15...........................  1,205,000    985,087
       First Data Corp.
        Company Guar. Notes
        10.55% due 09/24/15(5).......................  1,433,896  1,159,663
                                                                 ----------
                                                                  2,364,488
                                                                 ----------
     DIAGNOSTIC KITS -- 0.5%
       Alere, Inc.
        Senior Notes
        7.88% due 02/01/16...........................    745,000    761,762
                                                                 ----------
     DIRECT MARKETING -- 0.3%
       Sitel LLC/Sitel Finance Corp.
        Senior Notes
        11.50% due 04/01/18*.........................    595,000    476,000
                                                                 ----------
     DIVERSIFIED BANKING INSTITUTIONS -- 3.7%
       Ally Financial, Inc.
        Company Guar. Notes
        7.50% due 09/15/20*..........................    675,000    718,875
       Citigroup, Inc.
        Senior Sub. Notes
        5.88% due 02/22/33...........................    660,000    631,871
       GMAC LLC
        Sub. Notes
        8.00% due 12/31/18...........................  1,100,000  1,130,250
       GMAC LLC
        Company Guar. Notes
        8.00% due 11/01/31...........................  1,840,000  1,973,400


                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
      GMAC, Inc.
       Company Guar. Notes
       8.00% due 03/15/20*............................ $  630,000 $  688,275
                                                                  ----------
                                                                   5,142,671
                                                                  ----------
    DIVERSIFIED FINANCIAL SERVICES -- 1.2%
      Citigroup Capital XXI
       Company Guar. Bonds
       8.30% due 12/21/57(6)..........................  1,630,000  1,711,500
                                                                  ----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.1%
      Harland Clarke Holdings Corp.
       Company Guar. Notes
       6.00% due 05/15/15(6)..........................    500,000    420,000
      Harland Clarke Holdings Corp.
       Company Guar. Notes
       9.50% due 05/15/15.............................  1,225,000  1,160,687
                                                                  ----------
                                                                   1,580,687
                                                                  ----------
    DIVERSIFIED OPERATIONS -- 0.2%
      Reynolds Group DL Escrow, Inc./Reynolds Group
       Escrow LLC
       Senior Sec. Notes
       7.75% due 10/15/16*............................    210,000    213,675
                                                                  ----------
    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.5%
      ARAMARK Corp.
       Company Guar. Notes
       8.50% due 02/01/15.............................    700,000    728,000
                                                                  ----------
    E-COMMERCE/SERVICES -- 0.1%
      NetFlix, Inc.
       Company Guar. Notes
       8.50% due 11/15/17.............................    165,000    183,975
                                                                  ----------
    ELECTRIC-GENERATION -- 1.3%
      AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................    805,000    869,400
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    304,500    285,469
      Midwest Generation LLC
       Pass Thru Certs., Series B
       8.56% due 01/02/16.............................    242,965    240,232
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/17.............................    441,992    459,119
                                                                  ----------
                                                                   1,854,220
                                                                  ----------
    ELECTRIC-INTEGRATED -- 0.7%
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................    715,000    688,187
      Mirant Mid-Atlantic LLC
       Pass Through Certs. Series B
       9.13% due 06/30/17.............................    289,827    305,768
      Southern Energy, Inc.
       Escrow Notes
       7.90% due 07/15/09+(1)(2)......................  3,525,000          0
                                                                  ----------
                                                                     993,955
                                                                  ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
        Freescale Semiconductor, Inc.
         Company Guar. Notes
         8.88% due 12/15/14........................ $  925,000 $  923,844
        Freescale Semiconductor, Inc.
         Senior Sec. Notes
         9.25% due 04/15/18*.......................    435,000    452,400
                                                               ----------
                                                                1,376,244
                                                               ----------
      ENTERPRISE SOFTWARE/SERVICE -- 0.2%
        Mantech International Corp.
         Company Guar. Notes
         7.25% due 04/15/18........................    300,000    311,250
                                                               ----------
      FINANCE-AUTO LOANS -- 3.0%
        Credit Acceptance Corp.
         Company Guar. Notes
         9.13% due 02/01/17*.......................    685,000    718,394
        Ford Motor Credit Co., LLC
         Senior Notes
         6.63% due 08/15/17........................    495,000    527,391
        Ford Motor Credit Co., LLC
         Senior Notes
         8.13% due 01/15/20........................    750,000    861,799
        Ford Motor Credit Co., LLC
         Senior Notes
         8.70% due 10/01/14........................  1,885,000  2,114,732
                                                               ----------
                                                                4,222,316
                                                               ----------
      FINANCE-CONSUMER LOANS -- 0.3%
        TMX Finance LLC/TitleMax Finance Corp.
         Senior Sec. Notes
         13.25% due 07/15/15*......................    420,000    458,325
                                                               ----------
      FIREARMS & AMMUNITION -- 0.2%
        Freedom Group, Inc.
         Senior Sec. Notes
         10.25% due 08/01/15*......................    250,000    264,375
                                                               ----------
      FOOD-MEAT PRODUCTS -- 0.4%
        Smithfield Foods, Inc.
         Senior Sec. Notes
         10.00% due 07/15/14*......................    475,000    546,250
                                                               ----------
      FUNERAL SERVICES & RELATED ITEMS -- 0.4%
        Stonemor Operating LLC/Cornerstone Family
         Services/Osiris Holdings
         Company Guar. Notes
         10.25% due 12/01/17*......................    575,000    612,375
                                                               ----------
      HAZARDOUS WASTE DISPOSAL -- 0.1%
        Clean Harbors, Inc.
         Senior Sec. Notes
         7.63% due 08/15/16........................    198,000    205,920
                                                               ----------
      INDEPENDENT POWER PRODUCERS -- 1.9%
        Calpine Corp.
         Escrow Notes
         8.75% due 07/15/13+(1)(2).................  3,485,000          0
        Dynegy-Roseton / Danskammer
         Pass Through Certs. Series B
         7.67% due 11/08/16........................    715,000    663,162


                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ----------------------------------------------------------------
       INDEPENDENT POWER PRODUCERS (CONTINUED)
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16...................... $  740,000 $  761,275
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 01/15/17......................    750,000    768,750
         RRI Energy, Inc.
          Senior Notes
          7.88% due 12/31/17......................    440,000    410,300
                                                              ----------
                                                               2,603,487
                                                              ----------
       INSURANCE-MULTI-LINE -- 0.7%
         Hartford Financial Services Group, Inc.
          Junior Sub. Notes
          8.13% due 06/15/38(6)...................    965,000    974,650
                                                              ----------
       INVESTMENT COMPANIES -- 0.5%
         Fox Acquisition Sub LLC
          Senior Notes
          13.38% due 07/15/16*....................    625,000    643,750
                                                              ----------
       INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
         Pinafore LLC/Pinafore, Inc.
          Senior Sec. Notes
          9.00% due 10/01/18*.....................    170,000    178,500
                                                              ----------
       MACHINERY-FARMING -- 0.9%
         Case New Holland, Inc.
          Company Guar. Notes
          7.75% due 09/01/13......................    925,000  1,004,781
         Case New Holland, Inc.
          Senior Notes
          7.88% due 12/01/17*.....................    230,000    249,838
                                                              ----------
                                                               1,254,619
                                                              ----------
       MACHINERY-GENERAL INDUSTRIAL -- 0.9%
         CPM Holdings, Inc.
          Senior Sec. Notes
          10.63% due 09/01/14*....................  1,105,000  1,190,637
                                                              ----------
       MEDICAL INFORMATION SYSTEMS -- 0.7%
         IMS Health, Inc.
          Senior Notes
          12.50% due 03/01/18*....................    840,000    978,600
                                                              ----------
       MEDICAL LABS & TESTING SERVICES -- 0.5%
         American Renal Holdings
          Senior Sec. Notes
          8.38% due 05/15/18*.....................    650,000    669,500
                                                              ----------
       MEDICAL PRODUCTS -- 0.8%
         LVB Acquisition Holding LLC
          Company Guar. Notes
          10.00% due 10/15/17.....................    473,000    522,074
         LVB Acquisition Holding LLC
          Company Guar. Notes
          10.38% due 10/15/17(17).................    481,000    533,910
                                                              ----------
                                                               1,055,984
                                                              ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     MEDICAL-HOSPITALS -- 4.1%
       Community Health Systems, Inc.
        Company Guar. Notes
        8.88% due 07/15/15.......................... $1,435,000 $1,524,687
       HCA, Inc.
        Senior Sec. Notes
        7.88% due 02/15/20..........................  1,030,000  1,126,562
       HCA, Inc.
        Senior Sec. Notes
        8.50% due 04/15/19..........................    550,000    613,250
       HCA, Inc.
        Sec. Notes
        9.25% due 11/15/16..........................    875,000    947,188
       Tenet Healthcare Corp.
        Senior Sec. Notes
        9.00% due 05/01/15..........................  1,370,000  1,489,875
                                                                ----------
                                                                 5,701,562
                                                                ----------
     MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
       Radiation Therapy Services, Inc.
        Senior Sub. Notes
        9.88% due 04/15/17*.........................    660,000    651,750
                                                                ----------
     MULTIMEDIA -- 0.1%
       Haights Cross Operating Co.
        Bonds
        16.00% due 03/15/14+(1)(2)(6)...............    187,319    181,699
                                                                ----------
     NON-FERROUS METALS -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(2)(11)(12)..........  2,150,000          0
                                                                ----------
     OFFICE SUPPLIES & FORMS -- 0.4%
       ACCO Brands Corp.
        Senior Sec. Notes
        10.63% due 03/15/15.........................    475,000    530,813
                                                                ----------
     OIL & GAS DRILLING -- 0.2%
       Pride International, Inc.
        Senior Notes
        6.88% due 08/15/20..........................    200,000    217,750
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
       Anadarko Petroleum Corp.
        Senior Notes
        6.38% due 09/15/17..........................    420,000    462,821
       Antero Resources Finance Corp.
        Company Guar. Notes
        9.38% due 12/01/17..........................    535,000    568,437
       Chesapeake Energy Corp.
        Senior Notes
        9.50% due 02/15/15..........................    375,000    434,063
       Petroleum Development Corp.
        Senior Notes
        12.00% due 02/15/18.........................     90,000     99,900
       Rosetta Resources, Inc.
        Company Guar. Notes
        9.50% due 04/15/18..........................    630,000    648,900
                                                                ----------
                                                                 2,214,121
                                                                ----------


                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT    (NOTE 2)
     ---------------------------------------------------------------------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
       Complete Production Services, Inc.
        Company Guar. Notes
        8.00% due 12/15/16........................... $ 25,000  $   25,750
       Thermon Industries, Inc.
        Senior Sec. Notes
        9.50% due 05/01/17*..........................  625,000     648,438
                                                                ----------
                                                                   674,188
                                                                ----------
     OIL-FIELD SERVICES -- 1.4%
       Aquilex Holdings LLC/Aquilex
        Finance Corp.
        Company Guar. Notes
        11.13% due 12/15/16..........................  570,000     564,300
       Basic Energy Services, Inc.
        Senior Sec. Notes
        11.63% due 08/01/14..........................  700,000     770,000
       Hornbeck Offshore Services, Inc.
        Company Guar. Notes
        8.00% due 09/01/17...........................  655,000     639,444
                                                                ----------
                                                                 1,973,744
                                                                ----------
     PAPER & RELATED PRODUCTS -- 1.6%
       Caraustar Industries, Inc.
        Senior Sec. Notes
        10.00% due 08/15/14(1)(2)(17)................  165,290     154,546
       Georgia-Pacific LLC
        Company Guar. Notes
        7.13% due 01/15/17*..........................  290,000     307,038
       Georgia-Pacific LLC
        Company Guar. Notes
        8.25% due 05/01/16*..........................  425,000     472,281
       Neenah Paper, Inc.
        Senior Notes
        7.38% due 11/15/14...........................  975,000     976,219
       NewPage Corp.
        Senior Sec. Notes
        11.38% due 12/31/14..........................  385,000     348,425
                                                                ----------
                                                                 2,258,509
                                                                ----------
     PHARMACY SERVICES -- 0.5%
       BioScrip, Inc.
        Company Guar. Notes
        10.25% due 10/01/15..........................  685,000     700,412
                                                                ----------
     PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
       Healthsouth Corp.
        Company Guar. Notes
        7.25% due 10/01/18...........................  565,000     576,300
                                                                ----------
     PIPELINES -- 1.8%
       El Paso Corp.
        Senior Notes
        6.50% due 09/15/20*..........................  545,000     554,538
       El Paso Corp.
        Senior Notes
        6.88% due 06/15/14...........................  700,000     748,403
       El Paso Corp.
        Senior Notes
        7.00% due 06/15/17...........................  505,000     536,242

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     PIPELINES (CONTINUED)
       Energy Transfer Equity LP
        Company Guar. Notes
        7.50% due 10/15/20.......................... $  681,000 $  716,752
                                                                ----------
                                                                 2,555,935
                                                                ----------
     PRINTING-COMMERCIAL -- 0.5%
       Cenveo Corp.
        Company Guar. Notes
        7.88% due 12/01/13..........................    670,000    646,550
                                                                ----------
     PUBLISHING-PERIODICALS -- 0.7%
       Nielsen Finance LLC/Nielsen Finance Co.
        Company Guar. Bonds
        12.50% due 08/01/16(4)......................    840,000    841,050
       Nielsen Finance LLC/Nielsen Finance Co.
        Company Guar. Notes
        11.50% due 05/01/16.........................    175,000    198,625
                                                                ----------
                                                                 1,039,675
                                                                ----------
     RECYCLING -- 0.0%
       Aleris International, Inc.
        Company Guar. Notes
        9.00% due 12/15/14+(8)(9)(17)...............  2,145,000      5,363
                                                                ----------
     RESORT/THEME PARKS -- 0.5%
       Cedar Fair LP/Canada's Wonderland Co/Magnum
        Management Corp.
        Company Guar. Notes
        9.13% due 08/01/18*.........................    650,000    682,500
                                                                ----------
     RETAIL-ARTS & CRAFTS -- 0.2%
       Michaels Stores, Inc.
        Company Guar. Notes
        11.38% due 11/01/16.........................    250,000    271,563
                                                                ----------
     RETAIL-DRUG STORE -- 0.4%
       Rite Aid Corp.
        Senior Sec. Notes
        9.75% due 06/12/16..........................    125,000    133,594
       Rite Aid Corp.
        Senior Sec. Notes
        10.25% due 10/15/19.........................    375,000    390,469
                                                                ----------
                                                                   524,063
                                                                ----------
     RETAIL-REGIONAL DEPARTMENT STORES -- 2.1%
       Federated Retail Holdings, Inc.
        Company Guar. Notes
        5.90% due 12/01/16..........................  1,487,000  1,583,655
       Macy's Retail Holdings, Inc.
        Company Guar. Notes
        6.65% due 07/15/24..........................    172,000    175,010
       Macy's Retail Holdings, Inc.
        Company Guar. Notes
        6.70% due 09/15/28..........................     72,000     70,920
       Macy's Retail Holdings, Inc.
        Company Guar. Notes
        6.90% due 04/01/29..........................    233,000    235,913
       Macy's Retail Holdings, Inc.
        Company Guar. Notes
        7.00% due 02/15/28..........................     80,000     83,200


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      --------------------------------------------------------------------
      RETAIL-REGIONAL DEPARTMENT STORES (CONTINUED)
        The Neiman-Marcus Group, Inc.
         Company Guar. Notes
         9.00% due 10/15/15(17)..................... $  710,000 $  737,512
                                                                ----------
                                                                 2,886,210
                                                                ----------
      RUBBER-TIRES -- 0.5%
        The Goodyear Tire & Rubber Co.
         Senior Notes
         10.50% due 05/15/16........................    600,000    679,500
                                                                ----------
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(1)(2)(11)(12).........    550,000          0
                                                                ----------
      SPECIAL PURPOSE ENTITY -- 0.2%
        UCI Holdco, Inc.
         Senior Notes
         9.25% due 12/15/13(6)(17)..................    267,746    259,714
                                                                ----------
      STEEL PIPE & TUBE -- 0.3%
        Mueller Water Products, Inc.
         Company Guar. Notes
         8.75% due 09/01/20*........................    395,000    414,750
                                                                ----------
      TELECOM SERVICES -- 1.1%
        Qwest Corp.
         Senior Notes
         8.38% due 05/01/16.........................    225,000    266,063
        West Corp.
         Company Guar. Notes
         9.50% due 10/15/14.........................  1,165,000  1,218,881
                                                                ----------
                                                                 1,484,944
                                                                ----------
      TELECOMMUNICATION EQUIPMENT -- 0.4%
        Sorenson Communications, Inc.
         Senior Sec. Notes
         10.50% due 02/01/15*.......................    980,000    573,300
                                                                ----------
      TELEPHONE-INTEGRATED -- 2.8%
        Cincinnati Bell, Inc.
         Company Guar. Notes
         8.75% due 03/15/18.........................    600,000    585,000
        Citizens Utility Co.
         Senior Notes
         7.13% due 03/15/19.........................    350,000    358,750
        Qwest Communications International, Inc.
         Company Guar. Notes
         8.00% due 10/01/15.........................    570,000    617,025
        Sprint Capital Corp.
         Company Guar. Notes
         8.75% due 03/15/32.........................    656,000    688,800
        Windstream Corp.
         Senior Notes
         7.75% due 10/15/20*........................  1,330,000  1,339,975
        Windstream Corp.
         Company Guar. Notes
         8.13% due 09/01/18*........................    275,000    284,625
                                                                ----------
                                                                 3,874,175
                                                                ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION              AMOUNT      (NOTE 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       TELEVISION -- 0.6%
         LIN Television Corp.
          Company Guar. Notes
          8.38% due 04/15/18*.................... $  200,000 $    211,250
         Paxson Communications Corp.
          Escrow Notes
          8.38% due 01/15/13+*(1)(2).............  1,862,605        9,313
         Sinclair Television Group, Inc.
          Senior Sec. Notes
          9.25% due 11/01/17*....................    540,000      579,150
         Young Broadcasting, Inc.
          Escrow Notes
          8.75% due 01/15/14+(1)(2)..............    685,000            0
         Young Broadcasting, Inc.
          Escrow Notes
          10.00% due 03/01/11+(1)(2).............    635,000            0
                                                             ------------
                                                                  799,713
                                                             ------------
       THEATERS -- 1.0%
         AMC Entertainment, Inc.
          Senior Notes
          8.75% due 06/01/19.....................    425,000      447,844
         Marquee Holdings, Inc.
          Senior Disc. Notes
          9.51% due 08/15/14(4)..................    840,000      688,800
         Regal Entertainment Group
          Company Guar. Notes
          9.13% due 08/15/14.....................    215,000      225,481
                                                             ------------
                                                                1,362,125
                                                             ------------
       TRANSPORT-MARINE -- 0.6%
         Marquette Transportation Co./Marquette
          Transportation Finance Corp.
          Senior Sec. Notes
          10.88% due 01/15/17*...................    785,000      802,662
                                                             ------------
       WEB HOSTING/DESIGN -- 0.8%
         Terremark Worldwide, Inc.
          Senior Sec. Notes
          12.00% due 06/15/17....................  1,000,000    1,142,500
                                                             ------------
       TOTAL U.S. CORPORATE BONDS & NOTES
          (cost $106,147,132)....................             110,928,960
                                                             ------------
       FOREIGN CORPORATE BONDS & NOTES -- 10.3%
       BANKS-COMMERCIAL -- 0.6%
         Barclays Bank PLC
          Sub. Notes
          8.55% due 06/15/11(6)(18)*.............    800,000      818,000
                                                             ------------
       COMPUTERS-MEMORY DEVICES -- 0.7%
         Seagate Technologies
          Company Guar. Notes
          6.88% due 05/01/20*....................    685,000      669,587
         Seagate Technologies
          Company Guar. Notes
          6.80% due 10/01/16.....................    360,000      367,200
                                                             ------------
                                                                1,036,787
                                                             ------------


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
       Bombardier, Inc.
        Senior Notes
        8.00% due 11/15/14*......................... $  710,000 $  741,063
                                                                ----------
     DIVERSIFIED MINERALS -- 0.3%
       Teck Resources, Ltd.
        Senior Sec. Notes
        10.75% due 05/15/19.........................    350,000    440,755
                                                                ----------
     ELECTRIC-GENERATION -- 0.1%
       Intergen NV
        Senior Sec. Notes
        9.00% due 06/30/17*.........................    125,000    132,188
                                                                ----------
     INDEPENDENT POWER PRODUCERS -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(1)(2)(8)(10)...........  4,460,000          0
                                                                ----------
     INVESTMENT COMPANIES -- 0.3%
       Offshore Group Investments, Ltd.
        Senior Sec. Notes
        11.50% due 08/01/15*........................    415,000    435,750
                                                                ----------
     MEDICAL-DRUGS -- 0.8%
       Elan Corp. PLC
        Company Guar. Notes
        8.75% due 10/15/16..........................    530,000    535,300
       Elan Corp. PLC
        Company Guar. Notes
        8.88% due 12/01/13..........................    575,000    589,375
                                                                ----------
                                                                 1,124,675
                                                                ----------
     METAL PROCESSORS & FABRICATION -- 0.0%
       International Utility Structures
        Escrow Notes
        10.75% due 02/01/08+(1)(2)..................  2,150,000          0
                                                                ----------
     METAL-ALUMINUM -- 0.6%
       Novelis, Inc.
        Company Guar. Notes
        11.50% due 02/15/15.........................    760,000    868,300
                                                                ----------
     MULTIMEDIA -- 1.0%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16..........................  1,280,000  1,320,000
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.1%
       Harvest Operations Corp.
        Company Guar. Notes
        6.88% due 10/01/17*.........................    160,000    163,200
                                                                ----------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
       Sevan Marine ASA
        Sec. Notes
        12.00% due 08/10/15*........................    500,000    522,500
                                                                ----------
     PAPER & RELATED PRODUCTS -- 0.2%
       Cascades, Inc.
        Company Guar. Notes
        7.88% due 01/15/20..........................    320,000    333,600
                                                                ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     SHARES/
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     SATELLITE TELECOM -- 1.2%
       Intelsat Intermediate Holding Co., Ltd.
        Company Guar. Bonds
        9.50% due 02/01/15(4)...................... $  700,000 $   724,500
       Intelsat Subsidiary Holding Co., Ltd.
        Senior Notes
        8.88% due 01/15/15*........................    915,000     942,450
                                                               -----------
                                                                 1,666,950
                                                               -----------
     SPECIAL PURPOSE ENTITIES -- 2.6%
       Fibria Overseas Finance, Ltd.
        Company Guar. Notes
        7.50% due 05/04/20*........................  1,022,000   1,084,597
       Hellas Telecommunications
        Luxembourg II
        Sub. Notes
        6.03% due 01/15/15*(6).....................  1,025,000      20,500
       LBG Capital No.1 PLC
        Bank Guar. Notes
        7.88% due 11/01/20.........................  2,520,000   2,482,200
                                                               -----------
                                                                 3,587,297
                                                               -----------
     TELECOM SERVICES -- 0.9%
       Wind Acquisition Finance SA
        Sec. Notes
        11.75% due 07/15/17*.......................    810,000     907,706
       Wind Acquisition Finance SA
        Company Guar. Bonds
        12.00% due 12/01/15*.......................    261,000     276,334
                                                               -----------
                                                                 1,184,040
                                                               -----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
        (cost $18,692,594).........................             14,375,105
                                                               -----------
     LOANS(13)(14) -- 4.7%
     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
       Federal Mogul Corp.
        Term Loan B
        2.22% due 12/29/14(2)......................    671,431     590,125
       Federal Mogul Corp.
        Term Loan B D6
        2.22% due 12/27/15(2)......................     17,149      15,073
       Federal Mogul Corp.
        Term Loan B A2
        2.28% due 12/27/15(2)......................     42,873      37,681
       Federal Mogul Corp.
        Tranche C F1
        2.28% due 12/27/15(2)......................     52,519      46,159
       Federal Mogul Corp.
        Tranche B/bo
        2.28% due 12/27/15(2)......................     85,746      75,362
       Federal Mogul Corp.
        Term Loan C
        2.28% due 12/27/15(2)......................    364,419     320,290
                                                               -----------
                                                                 1,084,690
                                                               -----------
     BEVERAGES-NON-ALCOHOLIC -- 0.3%
       Le-Natures, Inc.
        9.39% due 03/01/11+(2)(8)(9)...............  1,200,000     465,000
                                                               -----------

                                                        SHARES/
                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
     TOUSA, Inc.
      12.25% due 08/15/13(2)(5)....................... $1,419,838 $   24,847
                                                                  ----------
   CASINO SERVICES -- 1.1%
     Herbst Gaming, Inc.
      Tranche 1
      12.50% due 12/02/11+(2)(8)(9)...................    262,573    146,121
     Herbst Gaming, Inc.
      Delayed Draw
      12.50% due 12/02/11+(2)(8)(9)...................    718,859    400,046
     Holding Gaming Borrower LP
      9.25% due 02/19/13(2)...........................    995,000    988,781
                                                                  ----------
                                                                   1,534,948
                                                                  ----------
   COMMERCIAL SERVICES -- 0.6%
     Vertrue, Inc.
      7.26% due 08/14/15(2)...........................  1,010,000    818,100
                                                                  ----------
   CONTAINERS-PAPER/PLASTIC -- 0.7%
     Consolidated Container Company
      5.88% due 09/28/14(2)...........................  1,000,000    901,250
                                                                  ----------
   MEDICAL-DRUGS -- 0.7%
     Triax Pharmaceuticals LLC
      14.00% due 08/30/11+(1)(2)(8)(15)...............  1,632,703  1,014,807
                                                                  ----------
   THEATERS -- 0.5%
     AMC Entertainment Holdings, Inc.
      5.25% due 06/15/12(2)...........................    761,695    748,365
                                                                  ----------
   TOTAL LOANS
      (cost $9,272,993)...............................             6,592,007
                                                                  ----------
   COMMON STOCK -- 0.8%
   BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
     Masonite Worldwide Holdings+.....................        692     25,604
                                                                  ----------
   CASINO SERVICES -- 0.0%
     Capital Gaming International, Inc.+(1)(2)........         77          0
     Greektown, Inc.(1)(2)............................        370          0
                                                                  ----------
                                                                           0
                                                                  ----------
   ENERGY-ALTERNATE SOURCES -- 0.0%
     VeraSun Energy Corp.+ (1)(2).....................     20,000          0
                                                                  ----------
   FOOD-MISC. -- 0.3%
     Wornick Co.+ (1)(2)..............................      7,270    450,122
                                                                  ----------
   GAMBLING (NON-HOTEL) -- 0.1%
     Shreveport Gaming Holdings, Inc.+(1)(2)..........     14,150    199,303
                                                                  ----------
   GAS-DISTRIBUTION -- 0.1%
     MXEnergy Holdings, Inc.+ (1)(2)..................    192,375    171,598
                                                                  ----------
   MEDICAL-DRUGS -- 0.0%
     Triax Pharmaceuticals LLC+(1)(2)(16).............    128,418        642
                                                                  ----------
   MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
     Critical Care Systems International, Inc.+(1)(2).     69,700      8,713
                                                                  ----------
   MULTIMEDIA -- 0.1%
     Haights Cross Communication, Inc.+(1)(2).........     19,388     75,516
                                                                  ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                     SHARES/
                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 2)
    -----------------------------------------------------------------------
    COMMON STOCK (CONTINUED)
    PAPER & RELATED PRODUCTS -- 0.2%
      Caraustar Industries, Inc.+(1)(2)........... $       73  $    199,863
                                                               ------------
    TOTAL COMMON STOCK
       (cost $3,096,832)..........................                1,131,361
                                                               ------------
    PREFERRED STOCK -- 0.2%
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
      Lear Corp. Series A+(2).....................      4,680       331,344
                                                               ------------
    MEDICAL-DRUGS -- 0.0%
      Triax Pharmaceuticals LLC, Class C+(1)(2)...     39,177           196
                                                               ------------
    TOTAL PREFERRED STOCK
       (cost $226,944)............................                  331,540
                                                               ------------
    WARRANTS+ -- 0.1%
    AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
      Lear Corp.
       Expires 11/09/14
       (strike price $.01)........................      1,164        83,808
                                                               ------------
    BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
      Masonite Worldwide Holdings
       Expires 06/09/14
       (strike price $55.31)(2)...................      3,355         5,871
      Masonite Worldwide Holdings
       Expires 06/09/16
       (strike price $55.31)(2)...................      2,517         8,810
                                                               ------------
                                                                     14,681
                                                               ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10
       (Strike price $4.31)(1)(2).................     44,885             0
                                                               ------------
    PUBLISHING-PERIODICALS -- 0.0%
      The Reader's Digest Association, Inc.
       Expires 02/19/14(1)(2).....................      3,250             0
                                                               ------------
    TOTAL WARRANTS
       (cost $159,979)............................                   98,489
                                                               ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $138,110,474)........................              134,224,607
                                                               ------------
    REPURCHASE AGREEMENTS -- 3.7%
      Bank of America Securities Joint
       Repurchase Agreement(3).................... $2,990,000     2,990,000
      UBS Securities LLC Joint Repurchase
       Agreement(3)...............................  2,140,000     2,140,000
                                                               ------------
    TOTAL REPURCHASE AGREEMENTS
       (cost $5,130,000)..........................                5,130,000
                                                               ------------
    TOTAL INVESTMENTS
       (cost $143,240,474)(7).....................       99.8%  139,354,607
    Other assets less liabilities.................        0.2       327,308
                                                   ----------  ------------
    NET ASSETS                                          100.0% $139,681,915
                                                   ==========  ============


--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $32,053,777 representing 22.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)Illiquid security. At September 30, 2010, the aggregate value of these securities was $16,241,071 representing 7.3% of net assets.
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.
(7)See Note 5 for cost of investments on a tax basis.
(8)Security in default
(9)Company has filed for Chapter 11 bankruptcy protection.
(10)Company has filed for bankruptcy in country of issuance.
(11)Bond is in default and did not pay principal at maturity.
(12)Company has filed for Chapter 7 bankruptcy protection.
(13)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)Senior loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)A portion of the interest is paid in the form of additional bonds/loans.
(16)Consist of more than one class of securities traded together as a unit.
(17)Income may be received in cash or additional bonds at the discretion of the issuer.
(18)Perpetual maturity-maturity date reflects the next call date.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 2):

                                                       LEVEL 2--OTHER
                                   LEVEL 1--UNADJUSTED   OBSERVABLE   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES        INPUTS     UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- -------------- -------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Convertible Bonds & Notes.......      $     --        $    767,145       $       --           767,145
  U.S. Corporate Bonds & Notes....            --         108,221,511        2,707,449       110,928,960
  Foreign Corporate Bonds & Notes.            --          14,375,105                0        14,375,105
  Loans...........................            --           1,084,690        5,507,317         6,592,007
  Common Stock....................        25,604                  --        1,105,757         1,131,361
  Preferred Stock.................       331,344                  --              196           331,540
  Warrants........................        98,489                  --                0            98,489
Repurchase Agreements.............            --           5,130,000               --         5,130,000
                                        --------        ------------       ----------      ------------
TOTAL.............................      $455,437        $129,578,451       $9,320,719      $139,354,607
                                        ========        ============       ==========      ============

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                                     U.S. CORPORATE FOREIGN CORPORATE
                                                     BONDS & NOTES    BONDS & NOTES      LOANS    COMMON STOCK PREFERRED STOCK
                                                     -------------- ----------------- ----------  ------------ ---------------
Balance as of 3/31/2010.............................  $ 3,648,860    $            0   $5,950,256   $  916,380       $ 392
Accrued discounts/premiums..........................          248                --       88,393           --          --
Realized gain (loss)................................   (1,307,470)               --        8,351           --          --
Change in unrealized appreciation (depreciation)(1).    1,397,749                --     (545,033)    (321,365)       (196)
Net purchases (sales)...............................   (1,031,938)               --     (862,150)     510,742          --
Transfers in and/or out of Level 3 (2)..............           --                 0      867,500           --          --
                                                      -----------    --------------   ----------   ----------       -----
Balance as of 09/30/2010............................  $ 2,707,449    $            0   $5,507,317   $1,105,757       $ 196
                                                      ===========    ==============   ==========   ==========       =====

                                                     WARRANTS
                                                     --------
Balance as of 3/31/2010............................. $     0
Accrued discounts/premiums..........................      --
Realized gain (loss)................................  (5,569)
Change in unrealized appreciation (depreciation)(1).   2,204
Net purchases (sales)...............................   3,365
Transfers in and/or out of Level 3 (2)..............      --
                                                     -------
Balance as of 09/30/2010............................ $     0
                                                     =======

--------
(1)The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

  U.S. CORPORATE FOREIGN CORPORATE
  BONDS & NOTES    BONDS & NOTES     LOANS    COMMON STOCK PREFERRED STOCK WARRANTS
  -------------- ----------------- ---------  ------------ --------------- --------
     $37,233            $--        $(517,613)  $(321,365)       $(196)     $(3,365)
     =======            ===        =========   =========        =====      =======

--------
(2)The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2010 -- (UNAUDITED)

ALLOCATION BY STATES*

                      New York...................... 19.2%
                      Massachusetts................. 18.0
                      New Jersey.................... 10.0
                      Ohio..........................  8.6
                      Colorado......................  7.8
                      California....................  6.8
                      Texas.........................  6.4
                      New Mexico....................  3.8
                      Connecticut...................  3.7
                      Georgia.......................  3.0
                      Missouri......................  2.8
                      Hawaii........................  2.8
                      Kentucky......................  1.9
                      Arizona.......................  1.8
                      Pennsylvania..................  1.5
                      Virginia......................  1.0
                      Registered Investment Company.  0.1
                                                     ----
                                                     99.2%
                                                     ====

CREDIT QUALITY ALLOCATION+#

                               AAA........  46.1%
                               AA.........  40.3
                               A..........   7.9
                               Not Rated@.   5.7
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        MUNICIPAL BONDS & NOTES -- 92.3%
        ARIZONA -- 1.8%
          Arizona Health Facilities Authority
           Revenue Bonds
           5.50% due 01/01/31.................... $1,325,000 $1,391,793
                                                             ----------
        CALIFORNIA -- 6.8%
          East Bay California Municipal Utility
           District Water System Revenue,
           Series A
           5.00% due 06/01/32(1).................  2,500,000  2,694,650
          University of California Revenues,
           Series J
           4.50% due 05/15/35(1).................  2,500,000  2,527,075
                                                             ----------
                                                              5,221,725
                                                             ----------
        COLORADO -- 7.8%
          Aurora Colorado Water Improvement
           Revenue,
           Series A
           5.00% due 08/01/36(1).................  3,000,000  3,186,600
          Regional Transportation District
           Colorado Sales Tax Revenue,
           Series A
           5.00% due 11/01/28(1).................  2,500,000  2,737,825
                                                             ----------
                                                              5,924,425
                                                             ----------
        CONNECTICUT -- 3.7%
          State of Connecticut, Refunded,
           Series B
           5.00% due 06/01/14(1).................  2,500,000  2,857,075
                                                             ----------
        GEORGIA -- 3.0%
          Georgia Municipal Electric Authority,
           Power Revenue,
           Series Y
           6.40% due 01/01/13(1).................     85,000     90,311
          Henry County Georgia School District,
           General Obligation
           4.38% due 08/01/24(1).................  2,075,000  2,219,606
                                                             ----------
                                                              2,309,917
                                                             ----------
        HAWAII -- 2.8%
          Honolulu Hawaii City & County
           Board Water Supply,
           Water System Revenue,
           Series A
           4.75% due 07/01/31(1).................  2,000,000  2,104,420
                                                             ----------
        MASSACHUSETTS -- 18.0%
          Massachusetts State School Building
           Authority,
           Series A
           5.00% due 08/15/24(1).................  3,000,000  3,333,930
          Massachusetts State Water Resources
           Authority,
           Revenue Bonds,
           Series A
           5.00% due 08/01/24(1).................  3,910,000  4,238,792
          Massachusetts State,
           Series C
           5.25% due 08/01/24(1).................  2,300,000  2,656,914


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        MASSACHUSETTS (CONTINUED)
          University of Massachusetts Building
           Authority Project Revenue,
           Series 04-1
           5.25% due 11/01/27(1)................. $3,000,000 $ 3,521,940
                                                             -----------
                                                              13,751,576
                                                             -----------
        MISSOURI -- 2.8%
          Missouri State Health & Educational
           Facilities Authority,
           Series 2003-B
           5.50% due 11/15/32(1).................  2,000,000   2,171,340
                                                             -----------
        NEW JERSEY -- 10.0%
          Garden State Preservation Trust New
           Jersey Open Space & Farmland,
           Series A
           5.80% due 11/01/17(1).................  2,500,000   3,000,100
          New Jersey Economic Development
           Authority Revenue Bond,
           School Facility Construction
           5.00% due 09/01/27 VRB(1).............  2,000,000   2,211,600
          New Jersey State Transportation
           Transit Fund Authority,
           Series C
           zero coupon due 12/15/25(1)...........  5,000,000   2,414,050
                                                             -----------
                                                               7,625,750
                                                             -----------
        NEW MEXICO -- 3.8%
          New Mexico Finance Authority
           Transportation,
           Series A
           5.25% due 06/15/21(1).................  2,500,000   2,895,250
                                                             -----------
        NEW YORK -- 15.3%
          City of Niagara Falls New York,
           General Obligation
           7.50% due 03/01/13(1).................    410,000     462,074
          City of Niagara Falls New York,
           Prerefunded,
           General Obligation
           7.50% due 03/01/13(1).................     35,000      40,888
          City of Niagara Falls New York,
           General Obligation
           7.50% due 03/01/14(1).................    510,000     597,108
          City of Niagara Falls New York,
           Prerefunded,
           General Obligation
           7.50% due 03/01/14(1).................     45,000      55,331
          New York New York City Municipal
           Water Finance Authority,
           Water & Sewer Revenue,
           Fiscal 2009-Series A
           5.75% due 06/15/40....................  2,600,000   2,989,584
          New York State Thruway Authority,
           Series G
           5.25% due 01/01/27(1).................  1,500,000   1,638,975
          Port Authority New York & New Jersey,
           Revenue Bonds
           4.50% due 09/15/39....................  1,500,000   1,544,520
          Sales Tax Asset Receivables Corp.,
           Series A
           5.25% due 10/15/27(1).................  2,000,000   2,179,020

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
       ----------------------------------------------------------------
       MUNICIPAL BONDS & NOTES (CONTINUED)
       NEW YORK (CONTINUED)
         Triborough Bridge & Tunnel
          Authority,
          Series A-2
          5.25% due 11/15/34..................... $2,000,000 $ 2,200,720
                                                             -----------
                                                              11,708,220
                                                             -----------
       OHIO -- 8.6%
         Ohio State Higher Educational Facility
          Commission,
          Revenue Bonds
          5.25% due 01/01/29.....................  1,845,000   1,987,397
         Olentangy Local School District Ohio,
          Series A
          5.25% due 12/01/27(1)..................  3,250,000   3,752,158
         Woodridge, Ohio, Woodmore Local
          School District,
          6.80% due 12/01/14(1)..................    755,000     840,594
                                                             -----------
                                                               6,580,149
                                                             -----------
       PENNSYLVANIA -- 1.5%
         Pennsylvania State Higher Educational
          Facility Authority,
          Series B
          6.00% due 08/15/22.....................  1,000,000   1,173,470
                                                             -----------
       TEXAS -- 6.4%
         Austin Texas Water & Wastewater
          System,
          Series A
          5.00% due 11/15/34(1)..................  2,140,000   2,251,366
         Dallas Texas Area Rapid
          Transportation,
          Sales Tax Revenue
          5.00% due 12/01/36(1)..................  2,500,000   2,633,700
                                                             -----------
                                                               4,885,066
                                                             -----------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $65,085,884).....................             70,600,176
                                                             -----------
       SHORT-TERM INVESTMENT SECURITIES -- 6.9%
       MUNICIPAL BONDS & NOTES -- 6.8%
       KENTUCKY -- 1.9%
         Louisville & Jefferson County
          Kentucky Visitors & Convention
          Commission,
          Series B
          0.31% due 12/01/2022 VRB(1)(2).........  1,450,000   1,450,000
                                                             -----------


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        NEW YORK -- 3.9%
          New York NY,
           Subseries H-3
           0.26% due 08/01/2023 VRB(1)(2)...... $  100,000  $   100,000
          New York NY,
           Subseries H-2
           0.27% due 01/01/2036 VRB(2).........  2,350,000    2,350,000
          New York NY,
           Subseries A-6
           0.30% due 11/01/2026 VRB(1)(2)......    540,000      540,000
                                                            -----------
                                                              2,990,000
                                                            -----------
        VIRGINIA -- 1.0%
          Roanoke Virginia Industrial
           Development Authority,
           Series C-2
           0.28% due 07/01/2027 VRB(1)(2)......    565,000      565,000
          Roanoke Virginia Industrial
           Development Authority,
           Series C-1
           0.29% due 07/01/2027 VRB(1)(2)......    190,000      190,000
                                                            -----------
                                                                755,000
                                                            -----------
        TOTAL MUNICIPAL BONDS & NOTES
           (cost $5,195,000)...................               5,195,000
                                                            -----------
        REGISTERED INVESTMENT COMPANY -- 0.1%
          SSGA Tax Free Money Market Fund
           (cost $98,258)......................     98,258       98,258
                                                            -----------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $5,293,258)...................               5,293,258
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $70,379,142)(3)...............       99.2%  75,893,434
        Other assets less liabilities..........        0.8      585,908
                                                ----------  -----------
        NET ASSETS --                                100.0% $76,479,342
                                                ==========  ===========

--------
(1) All or part of this security is insured by the Assured Guaranty Municipal Corporation ("AGM"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or Ambac Assurance Corporation ("AAC"). The aggregate value is $62,157,692 or 81.3% of Net Assets. On November 8, 2010, Ambac Financial Group, Inc. ("AMBAC") the parent company of AAC filed for Chapter 11 bankruptcy protection.
(2)  The security's effective maturity date is less than one year.
(3)  See Note 5 for cost of investments on a tax basis.
VRB -- Variable Rate Bond
The rates shown on VRB are the current interest rates at September 30, 2010. The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 (see Note 2):

                                   LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- ----------------- -------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Municipal Bonds & Notes.........     $        --        $70,600,176        $        --       70,600,176
Short Term Investment Securities:
  Municipal Bonds & Notes.........              --          5,195,000                 --        5,195,000
  Registered Investment Company...              --             98,258                 --           98,258
                                       -----------        -----------        -----------      -----------
TOTAL.............................     $        --        $75,893,434        $        --      $75,893,434
                                       ===========        ===========        ===========      ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities. The Fund may also invest in other types of U.S. Government securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by S&P) or determined to be of comparable quality by the investment advisor without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   TAX EXEMPT INSURED FUND seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by the active trading of municipal bonds and other municipal securities. Under normal market conditions, at least 80% of Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes (including the Federal Alternative Minimum Tax), and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

   the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of September 30, 2010 are reported on a schedule following the Portfolio of Investments.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   MORTGAGE-BACKED DOLLAR ROLLS: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2010, the U.S. Government Securities Fund and the GNMA Fund entered into dollar roll transactions. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

   that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs. For the period ended September 30, 2010, the U.S. Government Securities Fund and the GNMA Fund had realized gains (losses) from mortgage-backed dollar rolls of $1,289,141 and $5,610,547, respectively.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adapted by the board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2010, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                            PERCENTAGE  PRINCIPAL
FUND                         INTEREST    AMOUNT
----                        ---------- -----------
U.S. Government Securities.   13.02%   $35,984,000
GNMA.......................   12.43     34,331,000
Strategic Bond.............    1.54      4,259,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $276,290,000, a repurchase price of $276,290,077, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

                                   MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL   INTEREST RATE   DATE     AMOUNT        VALUE
------------------   ------------- -------- ------------ ------------
U.S. Treasury Notes.     2.50%     04/30/15 $276,290,000 $281,818,947

   At September 30, 2010, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

           PERCENTAGE PRINCIPAL
PORTFOLIO   INTEREST   AMOUNT
---------  ---------- ----------
  GNMA....    3.64%   $3,642,000

   As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated September 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,556 and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

                                    INTEREST MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL                    RATE     DATE     AMOUNT        VALUE
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Note.   2.00%  07/15/14 $100,000,000 $102,000,088

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   As of September 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ----------
High Yield Bond.    1.71%   $2,990,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America, dated September 30, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $175,055,000, a repurchase price of $175,055,973, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

                    INTEREST MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL    RATE     DATE     AMOUNT        VALUE
------------------  -------- -------- ------------ ------------
U.S. Treasury Bill.   1.88%  06/15/12 $173,093,000 $179,234,609

   As of September 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                 PERCENTAGE PRINCIPAL
FUND              INTEREST   AMOUNT
----             ---------- ----------
High Yield Bond.    1.71%   $2,140,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 30, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $125,350,000 a repurchase price of $125,350,766, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

                    INTEREST MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL    RATE     DATE     AMOUNT        VALUE
------------------  -------- -------- ------------ ------------
U.S. Treasury Bond.   3.50%  02/15/39 $131,794,800 $127,944,415

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian is shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

   any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              MANAGEMENT
                                           ASSETS                FEES
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............           $0 - $200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550
Tax Exempt Insured Fund*........           $0 - $350 million    0.500
                                 (greater than) $350 million    0.450

--------
* Pursuant to a Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Tax Exempt Insured Fund so that the advisory fee payable by the Fund to SunAmerica under the agreement equals 0.15% of average daily net assets. This fee waiver will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees.

   For the period ended September 30, 2010, the amount of the investment advisory fee waived was $129,003 for the Tax Exempt Insured Fund. The amount is reflected in the Statement of Operations.

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge"). The Tax Exempt Fund is subadvised by AIG Asset Management (U.S.), LLC ("AMG"). The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"). Under the Subadvisory Agreements, PineBridge, AMG, and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund, Tax Exempt Insured Fund, and the High Yield Bond Fund, respectively. AMG is an indirect wholly-owned subsidiary of AIG, and an affiliate of SunAmerica.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   SunAmerica pays PineBridge, AMG and Wellington Management fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge, AMG and Wellington with respect to the Strategic Bond Fund, Tax Exempt Insured Fund, and High Yield Bond Fund, respectively, are as follows:

                                     SUBADVISORY FEES
                               ----------------------------
                               STRATEGIC BOND   TAX EXEMPT
ASSETS                              FUND       INSURED FUND+
------                         --------------- -------------
$0 - $200 million.............      0.35%          0.25%
  (greater than) $200 million.      0.25           0.22
  (greater than) $500 million.      0.20           0.15

                               HIGH YIELD BOND
                                    FUND
                               ---------------
$0 - $150 million.............      0.40%
  (greater than) $150 million.      0.35
  (greater than) $500 million.      0.30

--------
+ Pursuant to a Subadvisory Fee Waiver Agreement, AMG is contractually obligated to waive its subadvisory fee with respect to the Tax Exempt Insured Fund so that the subadvisory fee payable by SunAmerica to AMG under the subadvisory agreement equals 0.075% of average daily net assets. The Subadvisory Fee Waiver Agreement will continue in effect as long as the Fee Waiver Agreement remains in effect.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                PERCENTAGE
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Fund Class A..................    0.99
GNMA Fund Class B..................    1.64
GNMA Fund Class C..................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

   Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

FUND                             PERCENTAGE
----                             ----------
Tax Exempt Insured Fund Class C.    1.95%

   For the U.S. Government Fund and GNMA Fund, any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   For the period ended September 30, 2010, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $101,724

                                    CLASS SPECIFIC
FUND                                   EXPENSES
----                                --------------
U.S. Government Securities Class A.    $214,072
U.S. Government Securities Class B.      18,409
U.S. Government Securities Class C.      27,646
GNMA Class A.......................     204,270
GNMA Class B.......................      34,603
GNMA Class C.......................      67,329
High Yield Bond Class A............      66,457
High Yield Bond Class B............      20,324
High Yield Bond Class C............      34,104

   At September 30, 2010, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $436,888

                                    CLASS SPECIFIC
                                       EXPENSES
FUND                                  REIMBURSED
----                                --------------
U.S. Government Securities Class A.    $884,764
U.S. Government Securities Class B.      84,810
U.S. Government Securities Class C.     111,652
GNMA Class A.......................     900,830
GNMA Class B.......................     137,599
GNMA Class C.......................     236,732

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the period ended September 30, 2010, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2010, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   CLASS A                           CLASS B        CLASS C
                            ----------------------------------------------------- -------------- --------------
                                                                     CONTINGENT     CONTINGENT     CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED DEFERRED SALES DEFERRED SALES DEFERRED SALES
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS    CHARGES        CHARGES        CHARGES
----                        -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities. $ 25,132    $14,883        $  6,266        $   --        $10,494         $   60
GNMA.......................  212,529     47,468         130,612            62         23,366          6,897
Strategic Bond.............  193,587     17,476         143,339         5,514         38,957          9,972
High Yield Bond............  113,127      9,577          84,454           216          9,208          1,191
Tax Exempt Insured.........   70,793      6,088          52,292            --          4,627            673

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2010, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                 PAYABLE AT
FUND                                EXPENSES SEPTEMBER 30, 2010
----                                -------- ------------------
U.S. Government Securities Class A. $184,174      $28,739
U.S. Government Securities Class B.    9,092        1,394
U.S. Government Securities Class C.   16,537        2,791
GNMA Class A.......................  303,852       48,672
GNMA Class B.......................   32,447        4,686
GNMA Class C.......................   79,898       13,362
Strategic Bond Class A.............  289,592       46,774
Strategic Bond Class B.............   56,264        9,390
Strategic Bond Class C.............  281,563       47,242
High Yield Bond Class A............   83,638       13,381
High Yield Bond Class B............   19,123        2,933
High Yield Bond Class C............   45,158        7,298
Tax Exempt Insured Class A.........   59,563        9,872
Tax Exempt Insured Class B.........    2,458          375
Tax Exempt Insured Class C.........   18,848        3,223

   At September 30, 2010, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Balanced Portfolio, Focused Fixed Income Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 6.9%, 5.0%, 6.8% and 10.9%, respectively of the SunAmerica U.S. Government Fund; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 14.3% and 6.7%, respectively of the SunAmerica GNMA Fund, and Focused Multi-Asset Strategy Portfolio owned 11.1% of SunAmerica Strategic Bond Fund.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS and AMG, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. As of

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

   September 30, 2010, the Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2010 were as follows:

                                              U.S. GOVERNMENT                                       TAX EXEMPT
                                                SECURITIES        GNMA      STRATEGIC   HIGH YIELD   INSURED
                                                   FUND           FUND      BOND FUND   BOND FUND      FUND
                                              --------------- ------------ ------------ ----------- ----------
Purchases (excluding U.S. government
 securities).................................  $         --   $         -- $337,890,722 $29,740,828 $       --
Sales (excluding U.S. government securities).            --             --  388,027,067  35,091,192  3,108,750
Purchases of U.S. government securities......   137,996,953    344,901,312   42,679,535          --         --
Sales of U.S. government securities..........   145,783,553    287,563,680   36,828,356          --         --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount, post-October losses, and derivative transactions.

                                     DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                FOR THE YEAR ENDED MARCH 31, 2010      FOR THE YEAR ENDED MARCH 31, 2010
                            ----------------------------------------  ------------------------------------
                                          LONG-TERM
                                        GAINS/CAPITAL    UNREALIZED
                             ORDINARY       LOSS        APPRECIATION   ORDINARY     LONG-TERM
                              INCOME      CARRYOVER    (DEPRECIATION)   INCOME    CAPITAL GAINS TAX EXEMPT
-                           ----------  -------------  -------------- ----------- ------------- ----------
U.S. Government Securities. $1,535,467  $          --   $   346,762   $ 5,574,854  $2,031,112   $       --
GNMA.......................  4,328,064             --    10,718,691    16,553,705       6,540           --
Strategic Bond.............  2,801,310    (93,954,102)    6,101,206    35,389,553          --           --
High Yield Bond............  1,094,337   (101,752,662)   (8,428,400)   14,724,554          --           --
Tax Exempt Insured.........    292,225*        56,016     3,413,638         4,042          --    2,410,174

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                GOVERNMENT                                             TAX EXEMPT
                                                SECURITIES       GNMA        STRATEGIC    HIGH YIELD    INSURED
                                                   FUND          FUND        BOND FUND    BOND FUND       FUND
                                               ------------  ------------  ------------  ------------  -----------
Cost.......................................... $206,976,955  $379,429,145  $568,448,262  $145,449,236  $70,370,432
                                               ============  ============  ============  ============  ===========
Appreciation..................................    8,111,620    16,977,645    34,045,280    12,665,607    5,514,292
Depreciation..................................     (835,440)   (1,232,004)  (16,378,137)  (18,760,236)       8,710
                                               ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net. $  7,276,180  $ 15,745,641  $ 17,667,143  $ (6,094,629) $ 5,523,002
                                               ============  ============  ============  ============  ===========

   As of March 31, 2010, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

FUND                   2011      2012    2013    2014    2015      2016       2017        2018
----                ----------- ------- ------- ------- ------- ---------- ----------- -----------
U.S. Government
 Securities........ $        -- $    -- $    -- $    -- $    -- $       -- $        -- $        --
GNMA...............          --      --      --      --      --         --          --          --
Strategic Bond.....  10,040,945      --      --      --      --  1,093,732  27,694,295  55,125,130
High Yield Bond....  48,994,980      --      --      --      --  4,051,423   9,384,737  39,321,522
Tax Exempt Insured.          --      --      --      --      --         --          --          --

--------
*  Included in this amount are tax exempt distributable earnings of $159,195

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   Under the current law, losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2010, the Funds elected to defer losses as follows:

                              DEFERRED     DEFERRED
                            POST-OCTOBER POST-OCTOBER
FUND                        CAPITAL LOSS CURRENCY LOSS
----                        ------------ -------------
U.S. Government Securities.  $   13,274       $--
GNMA.......................     318,622        --
Strategic Bond.............          --        --
High Yield Bond............   1,896,570        --
Tax Exempt Insured.........          --        --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                      U.S. GOVERNMENT SECURITIES FUND
                     ------------------------------------------------------------------------------------------------
                                           CLASS A                                          CLASS B
                     --------------------------------------------------  --------------------------------------------
                              FOR THE                                           FOR THE
                         SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED           SEPTEMBER 30, 2010         YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010            (UNAUDITED)           MARCH 31, 2010
                     ------------------------  ------------------------  ---------------------  ---------------------
                       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                     ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)  2,066,056  $ 19,978,750   4,951,835  $ 48,670,045   109,183  $ 1,078,598   190,591  $ 1,855,557
Reinvested shares...    112,378     1,112,623     578,905     5,603,767     2,412       23,868    25,168      243,951
Shares
 redeemed(1)(2)..... (2,257,171)  (22,187,909) (6,748,893)  (65,210,789) (207,264)  (2,035,150) (895,135)  (8,716,473)
                     ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease).........    (78,737) $ (1,096,536) (1,218,153) $(10,936,977)  (95,669) $  (932,684) (679,376) $(6,616,965)
                     ==========  ============  ==========  ============  ========  ===========  ========  ===========

                               U.S. GOVERNMENT SECURITIES FUND
                     --------------------------------------------------
                                           CLASS C
                     --------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED               FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010
                     ------------------------  ------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  ------------  ----------  ------------
Shares sold.........    244,630  $  2,428,488     352,862  $  3,451,796
Reinvested shares...      4,268        42,239      37,758       365,353
Shares redeemed(3)..   (237,739)   (2,324,656)   (837,746)   (8,141,457)
                     ----------  ------------  ----------  ------------
Net increase
 (decrease).........     11,159  $    146,071    (447,126) $ (4,324,308)
                     ==========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2010, includes automatic conversion of 88,048 shares of Class B shares in the amount of $867,839, to 88,048 shares of Class A shares in the amount of $867,839.

(2)For the year ended March 31, 2010, includes automatic conversion of 266,173 shares of Class B shares in the amount of $2,595,191 to 266,263 shares of Class A shares in the amount of $2,595,191.

(3)For the year ended March 31, 2010, includes automatic conversion of 3,788 shares of Class C shares in the amount of $37,556 to 3,785 shares of Class A shares in the amount of $37,556.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


                                                                     GNMA FUND
                     --------------------------------------------------------------------------------------------------------
                                            CLASS A                                              CLASS B
                     -----------------------------------------------------  -------------------------------------------------
                              FOR THE                                               FOR THE
                          SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                         SEPTEMBER 30, 2010             YEAR ENDED             SEPTEMBER 30, 2010           YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2010              (UNAUDITED)             MARCH 31, 2010
                     -------------------------  --------------------------  -----------------------  ------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(1)(2)(3)   3,350,958  $ 40,320,185    8,843,827  $ 103,866,817     156,430  $ 1,878,737     455,746  $  5,370,482
Reinvested shares...     205,278     2,471,277      850,332      9,992,440      15,722      189,621      79,649       938,224
Shares
 redeemed(1)(2).....  (5,226,854)  (62,233,431) (14,279,708)  (167,696,258)   (676,175)  (8,139,484) (1,602,886)  (18,883,109)
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease).........  (1,670,618) $(19,441,969)  (4,585,549) $ (53,837,001)   (504,023) $(6,071,126) (1,067,491) $(12,574,403)
                     ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                           GNMA FUND
                     -----------------------------------------------------
                                            CLASS C
                     -----------------------------------------------------
                              FOR THE
                          SIX MONTHS ENDED                FOR THE
                         SEPTEMBER 30, 2010             YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2010
                     -------------------------  --------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT
                     -----------  ------------  -----------  -------------
Shares sold.........   1,143,527  $ 13,844,426    2,818,246  $  33,248,319
Reinvested shares...      31,861       385,066      140,442      1,656,772
Shares redeemed(3)..  (1,235,146)  (14,818,181)  (3,180,279)   (37,481,705)
                     -----------  ------------  -----------  -------------
Net increase
 (decrease).........     (59,758) $   (588,689)    (221,591) $  (2,576,614)
                     ===========  ============  ===========  =============

                                                                STRATEGIC BOND FUND
                     --------------------------------------------------------------------------------------------------------
                                            CLASS A                                              CLASS B
                     -----------------------------------------------------  -------------------------------------------------
                              FOR THE                                               FOR THE
                          SIX MONTHS ENDED                FOR THE               SIX MONTHS ENDED              FOR THE
                         SEPTEMBER 30, 2010             YEAR ENDED             SEPTEMBER 30, 2010           YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2010              (UNAUDITED)             MARCH 31, 2010
                     -------------------------  --------------------------  -----------------------  ------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares sold(4)(5)(6)  10,578,755  $ 35,644,943   28,833,017  $  89,973,498   1,662,643  $ 5,594,787   3,900,120  $ 12,442,954
Reinvested shares...   1,504,871     5,066,460    3,807,770     12,072,891     216,151      727,144     508,364     1,608,679
Shares
 redeemed(4)(5)..... (21,811,757)  (73,041,604) (29,356,872)   (92,555,446) (1,638,777)  (5,507,998) (3,349,123)  (10,498,692)
                     -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease).........  (9,728,131) $(32,330,201)   3,283,915  $   9,490,943     240,017  $   813,933   1,059,361  $  3,552,941
                     ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                      STRATEGIC BOND FUND
                     -----------------------------------------------------
                                            CLASS C
                     -----------------------------------------------------
                              FOR THE
                          SIX MONTHS ENDED                FOR THE
                         SEPTEMBER 30, 2010             YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2010
                     -------------------------  --------------------------
                        SHARES       AMOUNT        SHARES        AMOUNT
                     -----------  ------------  -----------  -------------
Shares sold.........   7,111,036  $ 23,964,460   19,933,246  $  62,309,817
Reinvested shares...     989,815     3,346,694    2,424,904      7,721,208
Shares redeemed(6)..  (8,655,167)  (29,130,999) (18,604,628)   (59,021,966)
                     -----------  ------------  -----------  -------------
Net increase
 (decrease).........    (554,316) $ (1,819,845)   3,753,522  $  11,009,059
                     ===========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2010, includes automatic conversion of 431,875 shares of Class B shares in the amount of $5,208,036 to shares 433,003 of Class A shares in the amount of $5,208,036.
(2)For the year ended March 31, 2010, includes automatic conversion of 814,886 shares of Class B shares in the amount of $9,605,095 to 817,013 shares of Class A shares in the amount of $9,605,095.
(3)For the year ended March 31, 2010, includes automatic conversion of 2,338 shares of Class C shares in the amount of $27,582 to 2,348 shares of Class A shares in the amount of $27,582.
(4)For the six months ended September 30, 2010, includes automatic conversion of 517,620 shares of Class B shares in the amount of $1,743,610 to 517,620 shares of Class A shares in the amount of $1,743,610.
(5)For the year ended March 31, 2010, includes automatic conversion of 1,118,312 shares of Class B shares in the amount of $3,512,291 to 1,117,804 shares of Class A shares in the amount of $3,512,291.
(6)For the year ended March 31, 2010, includes automatic conversion of 2,163 shares of Class C shares in the amount of $6,093 to 2,171 shares of Class A shares in the amount of $6,093.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                            HIGH YIELD BOND FUND
                     --------------------------------------------------------------------------------------------------
                                           CLASS A                                           CLASS B
                     --------------------------------------------------  ----------------------------------------------
                              FOR THE                                           FOR THE
                         SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED            FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED           SEPTEMBER 30, 2010          YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010            (UNAUDITED)            MARCH 31, 2010
                     ------------------------  ------------------------  ---------------------  -----------------------
                       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                     ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Shares sold(1)(2)(3)  5,844,689  $ 19,627,715   7,732,814  $ 23,414,767   441,505  $ 1,474,214     845,744  $ 2,570,744
Reinvested shares...    518,279     1,730,646   1,547,670     4,861,972   108,724      363,539     348,771    1,096,203
Shares
 redeemed(1)(2)..... (6,309,167)  (20,882,055) (9,167,809)  (28,603,749) (778,397)  (2,589,733) (2,524,892)  (7,828,528)
                     ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Net increase
 (decrease).........     53,801  $    476,306     112,675  $   (327,010) (228,168) $  (751,980) (1,330,377) $(4,161,581)
                     ==========  ============  ==========  ============  ========  ===========  ==========  ===========

                                    HIGH YIELD BOND FUND
                     --------------------------------------------------
                                           CLASS C
                     --------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED               FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010
                     ------------------------  ------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  ------------  ----------  ------------
Shares sold.........  1,003,992  $  3,361,897   4,117,325  $ 12,443,591
Reinvested shares...    243,556       817,985     752,875     2,379,032
Shares redeemed(3).. (2,364,099)   (7,882,262) (4,817,123)  (15,137,655)
                     ----------  ------------  ----------  ------------
Net increase
 (decrease)......... (1,116,551) $ (3,702,380)     53,077  $   (315,032)
                     ==========  ============  ==========  ============

                                                           TAX EXEMPT INSURED FUND
                     --------------------------------------------------------------------------------------------------
                                           CLASS A                                           CLASS B
                     --------------------------------------------------  ----------------------------------------------
                              FOR THE                                           FOR THE
                         SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED            FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED           SEPTEMBER 30, 2010          YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010            (UNAUDITED)            MARCH 31, 2010
                     ------------------------  ------------------------  ---------------------  -----------------------
                       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                     ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Shares sold(4)(5)(6)    396,597  $  5,098,237     932,988  $ 11,729,716    26,420  $   340,020      64,400  $   810,262
Reinvested shares...     40,212  $    516,625      82,253     1,035,297     1,087       13,981       2,633       33,157
Shares
 redeemed(4)(5).....   (373,212)   (4,770,235) (1,116,262)  (14,059,383)  (49,068)    (633,807)   (126,131)  (1,582,742)
                     ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Net increase
 (decrease).........     63,597  $    844,627    (101,021) $ (1,294,370)  (21,561) $  (279,806)    (59,098) $  (739,323)
                     ==========  ============  ==========  ============  ========  ===========  ==========  ===========

                                   TAX EXEMPT INSURED FUND
                     --------------------------------------------------
                                           CLASS C
                     --------------------------------------------------
                              FOR THE
                         SIX MONTHS ENDED               FOR THE
                        SEPTEMBER 30, 2010            YEAR ENDED
                            (UNAUDITED)             MARCH 31, 2010
                     ------------------------  ------------------------
                       SHARES       AMOUNT       SHARES       AMOUNT
                     ----------  ------------  ----------  ------------
Shares sold.........    210,085  $  2,695,544     544,809  $  6,847,602
Reinvested shares...      9,330       119,929      19,393       244,223
Shares redeemed(6)..   (146,964)   (1,882,407)   (379,122)   (4,752,706)
                     ----------  ------------  ----------  ------------
Net increase
 (decrease).........     72,451  $    933,066     185,080  $  2,339,119
                     ==========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2010, includes automatic conversion of 264,273 shares of Class B shares in the amount of $879,302 to 264,838 shares of Class A shares in the amount of $879,302.
(2)For the year ended March 31, 2010, includes automatic conversion of 1,179,778 shares of Class B shares in the amount of $3,641,872 to 1,182,338 shares of Class A shares in the amount of $3,641,872.
(3)For the year ended March 31, 2010, includes automatic conversion of 3,693 shares of Class C shares in the amount of $9,886 to 3,708 shares of Class A shares in the amount of $9,886.
(4)For the six months ended September 30, 2010, includes automatic conversion of 10,002 shares of Class B shares in the amount of $127,780 to 10,017 shares of Class A shares in the amount of $127,780.
(5)For the year ended March 31, 2010, includes automatic conversion of 54,699 shares of Class B shares in the amount of $687,518 to 54,748 shares of Class A shares in the amount of $687,518.
(6)For the year ended March 31, 2010, includes automatic conversion of 1,334 shares of Class C shares in the amount of $16,425 to 1,335 shares of Class A shares in the amount of $16,425.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


Note 7. Lines of Credit

   The SunAmerica family of mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 17, 2010 the commitment fee was 15 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. During the period ending September 30, 2010, the following Funds had borrowings:

                                               AVERAGE   WEIGHTED
                            DAYS     INTEREST    DEBT    AVERAGE
FUND                     OUTSTANDING CHARGES   UTILIZED  INTEREST
----                     ----------- -------- ---------- --------
Strategic Bond Fund.....     20       $1,021  $1,224,313   1.50%
High Yield Bond Fund....     13          824   1,478,348   1.53
Tax Exempt Insured Fund.      1           22     520,110   1.56

   At September 30, 2010, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2010 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                               LIABILITY        EXPENSE        PAYMENTS
                            --------------- --------------- ---------------
FUND                                   AS OF SEPTEMBER 30, 2010
----                        -----------------------------------------------
U.S. Government Securities.     $14,215          $342           $1,988
GNMA.......................       6,540           445              746
Strategic Bond.............       6,432           517              651
High Yield Bond............       5,922           126              817
Tax Exempt Insured.........       3,880            87             1550

Note 10. Investment Concentration

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund and GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. For the period ended September 30, 2010, the Funds had 42.6% and 83.9%, respectively, of their total net assets invested in such securities.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica Asset Management Corp. ("SunAmerica") or the subadvisers to the respective Funds (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2011 at an in-person meeting held on August 24, 2010 (the "Meeting"). The Trust currently consists of five separate Funds, including the SunAmerica GNMA Fund ("GNMA Fund"), SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), SunAmerica Tax Exempt Insured Fund ("Tax Exempt Insured Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"). At the Meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and AIG Asset Management (U.S.), LLC ("AMG") (the "AMG Subadvisory Agreement") with respect to the Tax Exempt Insured Fund for a one-year period ending August 31, 2011./1/

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and AMG provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and AMG Subadvisory Agreement,. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds and by AMG to the Tax Exempt Insured Fund; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale;
(e) information on SunAmerica's and AMG's risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; (h) a discussion of the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica serves as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and AMG Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND THE
SUBADVISERS.

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and AMG. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include
(i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

--------
/1/ The Subadvisory Agreement between SunAmerica and Wellington Management
    Company, LLP ("Wellington") with respect to the High Yield Bond Fund, and the Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC ("PineBridge") with respect to the Strategic Bond Fund, expire in 2011 and did not require approval at the Meeting. Effective December 31, 2009, AIG Global Investment Corp. ("AIGGIC"), the prior subadviser to the Tax Exempt Insured Fund, designated AMG as its successor under the Subadvisory Agreement between AIGGIC and SunAmerica and assigned its rights under the Subadvisory Agreement to AMG.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2010, SunAmerica managed, advised an/or administered approximately $37.5 billion in assets. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

With respect to the Tax Exempt Insured Fund, for which SunAmerica has delegated daily investment management responsibilities to AMG, the Board considered the nature, quality and extent of subadvisory services provided by AMG. The Board observed that AMG is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Tax Exempt Insured Fund, subject to the oversight and review of SunAmerica. The Board reviewed AMG's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Tax Exempt Insured Fund, in addition to the current and projected staffing levels and compensation practices, and concluded, based on their experience with AMG, that: (i) AMG is able to retain high quality portfolio managers and other investment personnel; (ii) AMG exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AMG had been responsive to requests of the Board and of SunAmerica. The Board considered that AMG has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Tax Exempt Insured Fund as set forth in the Fund's prospectus. The Board also considered AMG's code of ethics, compliance and regulatory history and risk management process. The Board noted that AMG has not experienced any material regulatory problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Tax Exempt Insured Fund. The Board also discussed prior compliance matters with respect to AIGGIC. The Board then concluded that the nature and extent of services to be provided by AMG under the AMG Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE.

The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and AMG with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the Meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2010. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2010. The Board also received a report prepared by SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2010.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


For the U.S. Government Securities Fund, the Board considered that the Fund ranked in the first quintile of its Peer Group for the ten-year period ended May 31, 2010, ranked in the third quintile for the three-year period, ranked in the fourth quintile for the two-, four- and five-year periods and ranked in the fifth quintile for the one-year period. The Board noted its concern with regard to the Fund's performance over certain periods, but the Board considered that the Fund's performance had improved significantly during the three- and six-months periods ended June 30, 2010 and that the Fund's ten-year performance remained strong.

For the GNMA Fund, the Board considered that the Fund ranked in the second quintile of its Peer Group for the two-, three-, four-, five- and ten-year periods ended May 31, 2010 and ranked in the fifth quintile for the one-year period. The Board noted that its concern with regard to one-year performance, but also noted that it was pleased with the Fund's overall performance. The Board further noted that recent performance had improved during the three- and six-month periods ended June 30, 2010 and, as a result, the Fund ranked in the third quintile of its Peer Group for the one-year period ended June 30, 2010.

For the High Yield Bond Fund, the Board considered that the Fund ranked in the third quintile of its Peer Group for the one- and ten-year periods ended
May 31, 2010 and ranked in the fifth quintile of its Peer Group for the two-, three, four- and five-year periods. The Board noted the recent improvement in performance and further noted that Wellington had assumed its role as subadviser to the Fund in May 2009.

For the Strategic Bond Fund, the Board considered that the Fund ranked in the second quintile of its Peer Group for the ten-year period ended May 31, 2010 and ranked in the fourth quintile for the one-, two-, three-, four-, and five-year periods ended May 31, 2010. The Board noted its concern regarding performance, but also considered that the Fund's recent performance through June 30, 2010 had improved.

For the Tax Exempt Insured Fund, the Board considered that the Fund ranked in the first quintile of its larger Peer Universe, consisting of all funds in the applicable Lipper classification, for the three- and four- year periods ended May 31, 2010, ranked in the second quintile of its Peer Universe for the two-, five- and ten-year periods ended May 31, 2010 and ranked in the fifth quintile for the one-year period. The Board noted that it was pleased with the Fund's overall performance. The Board further noted that quintile rankings were not included in the Lipper report with respect to the Tax Exempt Insured Fund's Peer Group because of the limited number of comparable funds in the Peer Group.

While the Board noted its concern with respect to the performance of certain of the Funds, it also considered a presentation that had been provided by SunAmerica at the Meeting outlining specific actions that had been taken, or were under consideration, to address these performance concerns. In light of this presentation and the fact that SunAmerica had agreed to provide the Board with a more detailed action plan at a subsequent meeting within the next two to three months, the Board therefore determined that it would defer consideration of any specific measures to address its concerns relating to the performance of these Funds at this time. The Board further noted that it would continue to monitor the performance of these Funds closely and that SunAmerica would provide periodic updates regarding its progress in addressing these performance concerns.

CONSIDERATION OF THE MANAGEMENT FEES AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA AND THE SUBADVISERS AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS.

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to AMG pursuant to the AMG Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, AMG or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)

Board also considered the voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica with respect to the Class C shares of the Tax Exempt Insured Fund. The Board compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that a mutual fund identified as similar to the U.S. Government Securities Fund is sold only in the variable annuity market and, accordingly, is in an entirely different Lipper classification, with a peer group consisting of funds underlying variable insurance products. The Board noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to AMG pursuant to the AMG Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether AMG was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Tax Exempt Insured Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board did not consider services and fees paid under investment advisory contracts that AMG has with other registered investment companies or other types of clients with similar investment strategies to the Funds since AMG informed the Board that there were no such funds or accounts.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliate under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica, AMG and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AMG, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from AMG and its affiliates and considered whether AMG had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and AMG had the financial resources necessary to perform their obligations under the Advisory Agreement and the AMG Subadvisory Agreement, respectively, and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- SEPTEMBER 30, 2010 -- (UNAUDITED) (CONTINUED)


ECONOMIES OF SCALE.

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the Tax Exempt Insured Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds, at certain levels. The Board also noted that SunAmerica has contractually agreed to waive a portion of its management fee with respect to the Tax Exempt Insured Fund. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AMG's management of the Tax Exempt Insured Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS.

In consideration of the Advisory Agreement and AMG Subadvisory Agreement, the Board also received information regarding SunAmerica's and AMG's brokerage and soft dollar practices. The Board considered that SunAmerica and AMG are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and AMG may derive from soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or AMG in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and AMG typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or AMG may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

CONCLUSION.

After a full and complete discussion, the Board approved the Advisory Agreement and the AMG Subadvisory Agreement, each for a one-year period ending August 31, 2011. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and AMG Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and AMG Subadvisory Agreement the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat       PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck          A description of the       The Trust is required to
 Dr. Judith L. Craven      policies and proce-dures   file its com-plete
 William F. Devin          that the Trust uses to     schedule of portfolio
 Stephen J. Gutman         determine how to vote      holdings with the U.S.
 Jeffrey S. Burum          proxies relating to        Securities and Exchange
 William J. Shea           secu-rities held in a      Commission for its first
                           Fund's portfolio, which    and third fiscal quarters
OFFICERS                   is available in the        on Form N-Q. The Trust's
 John T. Genoy, President  Trust's Statement of       Forms N-Q are available
 Donna M. Handel,          Additional Information,    on the U.S. Securities
   Treasurer               may be ob-tained without   and Exchange Commis-sion
 James Nichols, Vice       charge upon request, by    website at www.sec.gov.
   President               calling (800) 858-8850.    You can also review and
 Timothy Pettee, Vice      The in-formation is also   obtain copies of the
   President               available from the EDGAR   Forms N-Q at the U.S.
 Michael Cheah, Vice       database on the U.S.       Securities and Exchange
   President               Secu-rities and Exchange   Commission Public
 Cynthia A.                Commission's website at    Refer-ence Room in
   Gibbons-Skrehot, Vice   http://www.sec.gov.        Washington DC
   President and Chief                                (information on the
   Compliance Officer      DELIVERY OF SHAREHOLDER    operation of the Public
 Gregory N. Bressler,      DOCUMENTS                  Reference Room may be
   Chief Legal Officer     The Funds have adopted a   ob-tained by calling
   and Secretary           policy that allows them    1-800-SEC-0330).
 Nori L. Gabert, Vice      to send only one copy of
   President and           a Fund's prospectus,       PROXY VOTING RECORD ON
   Assistant Secretary     proxy material, annual     SUNAMERICA INCOME FUNDS
 Kathleen Fuentes,         report and semi-annual     Information regarding how
   Assistant Secretary     report (the "shareholder   the Funds voted proxies
 John E. McLean,           documents") to             relating to securities
   Assistant Secretary     shareholders with          held in the Funds during
 Gregory R. Kingston,      multiple accounts          the most recent twelve
   Vice President and      residing at the same       month period ended June
   Assistant Treasurer     "household." This          30 is available, once
 Christopher A. Okeke,     practice is called         filed with the U.S.
   Assistant Treasurer     householding and reduces   Securities and Exchange
 Matthew J. Hackethal,     Fund expenses, which       Commission, without
   Anti-Money Laundering   benefits you and other     charge, upon request, by
   Compliance Officer      shareholders. Unless the   calling (800) 858-8850 or
                           Funds receive              on the U.S. Securities
INVESTMENT ADVISER         instructions to the        and Exchange Commission's
 SunAmerica Asset          con-trary, you will only   website at
   Management Corp.        receive one copy of the    http://www.sec.gov.
 Harborside Financial      shareholder documents.
   Center                  The Funds will continue    This report is submitted
 3200 Plaza 5              to household the           solely for the general
 Jersey City, NJ           share-holder documents     information of
   07311-4992              indefinitely, until we     shareholders of the
                           are instructed otherwise.  Funds. Distribution of
DISTRIBUTOR                If you do not wish to      this report to persons
 SunAmerica Capital        participate in             other than shareholders
   Services, Inc.          householding please        of the Funds is
 Harborside Financial      contact Shareholder        authorized only in
   Center                  Services at (800)          con-nection with a
 3200 Plaza 5              858-8850 ext. 6010 or      currently effective
 Jersey City, NJ           send a written request     pro-spectus, setting
   07311-4992              with your name, the name   forth details of the
                           of your fund(s) and your   Funds, which must precede
SHAREHOLDER SERVICING      account number(s) to       or accom-pany this report.
AGENT                      SunAmerica Mutual Funds
 SunAmerica Fund           c/o BFDS, P.O. Box         The accompanying report
   Services, Inc.          219186, Kansas City MO,    has not been audited by
 Harborside Financial      64121-9186. We will        independent accountants
   Center                  resume individual          and accordingly no
 3200 Plaza 5              mailings for your account  opinion has been
 Jersey City, NJ           within thirty (30) days    expressed thereon.
   07311-4992              of receipt of your
                           request.
CUSTODIAN AND TRANSFER
AGENT
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

INSAN - 9/10

[LOGO]

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2010

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2010